                              [WELLS FARGO FUNDS LOGO]


ANNUAL REPORT

WELLS FARGO
VARIABLE TRUST

                                     December 31, 2000

                     [STAGECOACH ART]



VARIABLE TRUST ASSET ALLOCATION FUND

VARIABLE TRUST CORPORATE BOND FUND

VARIABLE TRUST EQUITY INCOME FUND

VARIABLE TRUST EQUITY VALUE FUND

VARIABLE TRUST GROWTH FUND

VARIABLE TRUST INTERNATIONAL EQUITY FUND

VARIABLE TRUST LARGE COMPANY GROWTH FUND

VARIABLE TRUST MONEY MARKET FUND

VARIABLE TRUST SMALL CAP GROWTH FUND

                                                                  VARIABLE TRUST
--------------------------------------------------------------------------------

                                                               TABLE OF CONTENTS

LETTER TO CONTRACTHOLDER                          ...........................  1
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PERFORMANCE HIGHLIGHTS
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  VARIABLE TRUST ASSET ALLOCATION FUND                   ....................  2

  VARIABLE TRUST CORPORATE BOND FUND                    .....................  4

  VARIABLE TRUST EQUITY INCOME FUND                     .....................  6

  VARIABLE TRUST EQUITY VALUE FUND                     ......................  8

  VARIABLE TRUST GROWTH FUND                        ........................  10

  VARIABLE TRUST INTERNATIONAL EQUITY FUND                 .................  12

  VARIABLE TRUST LARGE COMPANY GROWTH FUND                 .................  14

  VARIABLE TRUST MONEY MARKET FUND                     .....................  16

  VARIABLE TRUST SMALL CAP GROWTH FUND                   ...................  18

PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------

  VARIABLE TRUST ASSET ALLOCATION FUND                   ...................  20

  VARIABLE TRUST CORPORATE BOND FUND                    ....................  35

  VARIABLE TRUST EQUITY INCOME FUND                    .....................  40

  VARIABLE TRUST EQUITY VALUE FUND                     .....................  43

  VARIABLE TRUST GROWTH FUND                        ........................  47

  VARIABLE TRUST INTERNATIONAL EQUITY FUND                 .................  51

  VARIABLE TRUST LARGE COMPANY GROWTH FUND                 .................  54

  VARIABLE TRUST MONEY MARKET FUND                     .....................  56

  VARIABLE TRUST SMALL CAP GROWTH FUND                   ...................  58

FINANCIAL STATEMENTS
---------------------------------------------------------------------

  STATEMENTS OF ASSETS AND LIABILITIES                   ...................  62

  STATEMENTS OF OPERATIONS                         .........................  64

  STATEMENTS OF CHANGES IN NET ASSETS                   ....................  66

  FINANCIAL HIGHLIGHTS                           ...........................  70

NOTES TO FINANCIAL HIGHLIGHTS                       ........................  72
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NOTES TO FINANCIAL STATEMENTS                       ........................  73
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INDEPENDENT AUDITORS' REPORT                        ........................  79
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TAX INFORMATION                              ...............................  80
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LIST OF ABBREVIATIONS                           ............................  81
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              NOT FDIC INSURED--NO BANK GUARANTEE--MAY LOSE VALUE

                                                                  VARIABLE TRUST
--------------------------------------------------------------------------------

DEAR VALUED CONTRACTHOLDERS,

   We are pleased to provide you with this WELLS FARGO VARIABLE TRUST FUNDS annual report for the period ended December 31, 2000. The report includes the nine WELLS FARGO VARIABLE TRUST FUNDS. As always, thank you for your continued investment in WELLS FARGO VARIABLE TRUST FUNDS.
   The year opened with a bang, with both the Dow Jones Industrial Average and the Nasdaq Composite Index soaring to record highs. Indeed, it seemed as though nothing could deter the markets' upward momentum, with yet another year of double-digit gains looming on the horizon.
   Yet the momentum began to shift late in the first quarter. Over the ensuing months, economists began to use a word that had virtually disappeared from investors' vocabulary -- slowdown -- as the Federal Reserve Board's (the Fed) six interest rate hikes since June 1999, began to take their toll. By July, oil prices were gushing upward, corporate profits and stock prices were descending downward and many once-promising new economy companies were shutting their doors. By December, the economy had slowed so rapidly that many investors were wondering whether the soft landing would snowball into a recession.
   By year's end, the average growth mutual fund was down 11.3%, the first negative year since 1994.
   Large-cap growth mutual funds, which led market returns over the past several years, plummeted 16%, with other growth oriented mutual funds declining by smaller margins. International and emerging market funds also stumbled. As corporate earnings and share prices deteriorated, value investing came back into style, lifting mid- and small-cap value funds along with defensive stocks in the financial services, food and beverage, health care, energy and utility sectors.
   But the real story in 2000 was the bond market's stellar performance. The average bond fund, including both taxable and non-taxable funds, gained 7% last year -- their first victory over stocks since 1992. U.S. Treasury bonds led the bull run, as the U.S. Treasury Department's buy back program triggered growing demand for intermediate- and long-term bonds, which sent bond prices upward. In all, general U.S. Treasury funds returned a staggering 15.5% on average, far outpacing other bond categories and topping many stock funds. Municipal bonds were another bright spot, with a downturn in supply contributing to their price appreciation. While high-quality corporate bonds performed exceptionally well, their junk bond counterparts lost more than 8%, after heavy losses for these bonds in 1999.
   Amid exceptionally volatile markets, it is time to refocus on basics. For example, a simple mix of stocks and bonds can help ease the pain of a downturn and may be less volatile. With this in mind, we encourage you to review your variable annuity portfolio to determine an appropriate mix of investments. It is also important to watch the horizon rather than the waves, meaning that investors should focus on their mutual funds' long-term returns rather than dwelling on one-year returns.
   If you have any questions about your investment or need more information, please contact us at 1-800-222-8222.
   Thank you again for choosing WELLS FARGO VARIABLE TRUST FUNDS.

  Sincerely,

    /S/ MICHAEL J. HOGAN
    MICHAEL J. HOGAN
    PRESIDENT
    WELLS FARGO FUNDS

VARIABLE TRUST                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

VARIABLE TRUST ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Variable Trust Asset Allocation Fund (the Fund) seeks long-term total return, consistent with reasonable risk.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Barclays Global Fund Advisors, N.A.

FUND MANAGERS
  Team managed

INCEPTION DATE
  04/15/94

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund returned 1.02%(1) for the 12-month period ended December 31, 2000. The Fund's benchmark is allocated 60% S&P 500 Index(2), which returned (9.11)% during the period, and 40% Lehman Brothers Treasury 20+ Year Index(3), which returned 21.50% for the period. The Fund distributed $0.31 per share in dividend income and $0.47 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The stock market tumbled early in the year, as interest rate increases orchestrated by the Federal Reserve Board (the Fed) finally began to slow the nation's economy. The Nasdaq Composite Index(4) led the downturn, plummeting nearly 25% during April's second week due to a dramatic sell-off throughout the technology sector.
   While stocks struggled throughout the year, the Fund's allocation in U.S. Treasury securities provided a safer, steady return that helped shareholders offset their equity losses. Another significant event that shaped the bond market, was the U.S. Treasury Department's decision to buy back U.S. Treasury securities amid the growing U.S. budget surplus. Faced with a potential shortage of bonds, investors scrambled to purchase U.S. Treasury securities, especially those with long maturities, in fear that there would not be any around later. The demand for U.S. Treasury securities boosted prices, resulting in double-digit gains and contributing to the bond market's best performance since 1995.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The outlook for the Fund remains cautiously optimistic. With the Fed expected to cut interest rates throughout 2001 to stimulate the economy, stocks could rally later in the year. U.S. Treasury securities should also perform well due to tight supplies and a growing budget surplus.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
  Performance shown for the Wells Fargo Variable Trust Asset Allocation Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
2

PERFORMANCE HIGHLIGHTS                                            VARIABLE TRUST
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2000)
--------------------------------------------------------------------------------

                                6-Month*  1-Year   5-Year   Since Inception
VARIABLE TRUST ASSET
  ALLOCATION FUND                 (2.90)    1.02    13.26          14.15
BENCHMARK
  S&P 500 INDEX(2)                (8.72)   (9.11)   18.33          19.78(5)
  LEHMAN BROTHERS TREASURY 20+
    YEAR INDEX(3)                 10.45    21.50     7.40           7.53(5)

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS
  (AS OF DECEMBER 31, 2000)
----------------------------------------------

PORTFOLIO TURNOVER RATIO                    48%
NUMBER OF HOLDINGS                          526
WEIGHTED AVERAGE MATURITY OF
  BOND PORTFOLIO                        17.39 YEARS
ESTIMATED DURATION OF
  BOND PORTFOLIO                         9.00 YEARS
NAV                                        $13.82

  TEN LARGEST HOLDINGS(6)
  (AS OF DECEMBER 31, 2000)
----------------------------------------------

US T-BILL, DUE 2/1/01                                7.54%
GENERAL ELECTRIC COMPANY                             2.92%
EXXON MOBIL CORPORATION                              1.86%
US T-BOND, 8.00%, 11/15/21                           1.82%
PFIZER INCORPORATED                                  1.78%
CISCO SYSTEMS INCORPORATED                           1.69%
CITIGROUP INCORPORATED                               1.58%
US T-BOND, 6.625%, 2/15/27                           1.57%
US T-BOND, 6.125%, 11/15/27                          1.52%
WAL-MART STORES INCORPORATED                         1.46%

  SECTOR DISTRIBUTION(7) (AS OF DECEMBER 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Treasury
Securities             20%

Technology             17%

Financial              13%

Healthcare             10%

Cash Equivalent         8%

Consumer Non-Cyclical   6%

Energy                  5%

Consumer Cyclical       5%

Telecommunications      4%

Basic Materials         3%

Consumer Services       3%

Industrials             2%

Utilities               2%

Commercial Services     2%

  GROWTH OF $10,000 INVESTMENT(8)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       WELLS FARGO VARIABLE TRUST  LEHMAN BROTHERS TREASURY
         ASSET-ALLOCATION FUND          20+ YEAR INDEX       S&P 500 INDEX

04/94                     $10,000                   $10,000        $10,000

05/94                      $9,940                    $9,917        $10,164

06/94                      $9,796                    $9,815         $9,915

07/94                     $10,107                   $10,178        $10,241

08/94                     $10,248                   $10,078        $10,660

09/94                      $9,964                    $9,733        $10,400

10/94                     $10,055                    $9,702        $10,633

11/94                      $9,954                    $9,771        $10,246

12/94                     $10,113                    $9,932        $10,398

01/95                     $10,384                   $10,202        $10,668

02/95                     $10,707                   $10,488        $11,083

03/95                     $10,894                   $10,588        $11,409

04/95                     $11,137                   $10,778        $11,745

05/95                     $11,686                   $11,667        $12,214

06/95                     $11,870                   $11,808        $12,497

07/95                     $12,031                   $11,598        $12,911

08/95                     $12,127                   $11,876        $12,944

09/95                     $12,438                   $12,111        $13,490

10/95                     $12,514                   $12,475        $13,442

11/95                     $12,860                   $12,799        $14,031

12/95                     $13,041                   $13,168        $14,301

01/96                     $13,284                   $13,152        $14,788

02/96                     $13,180                   $12,455        $14,925

03/96                     $13,256                   $12,185        $15,068

04/96                     $13,233                   $11,970        $15,290

05/96                     $13,350                   $11,906        $15,683

06/96                     $13,531                   $12,172        $15,742

07/96                     $13,223                   $12,171        $15,047

08/96                     $13,199                   $11,997        $15,364

09/96                     $13,705                   $12,347        $16,227

10/96                     $14,185                   $12,864        $16,675

11/96                     $14,917                   $13,324        $17,934

12/96                     $14,535                   $12,976        $17,579

01/97                     $14,815                   $12,859        $18,678

02/97                     $14,853                   $12,862        $18,824

03/97                     $14,323                   $12,508        $18,050

04/97                     $14,904                   $12,827        $19,126

05/97                     $15,406                   $12,975        $20,294

06/97                     $15,820                   $13,246        $21,197

07/97                     $16,903                   $14,096        $22,883

08/97                     $16,211                   $13,660        $21,601

09/97                     $16,822                   $14,065        $22,783

10/97                     $16,849                   $14,583        $22,022

11/97                     $17,232                   $14,812        $23,041

12/97                     $17,569                   $15,075        $23,438

01/98                     $17,833                   $15,391        $23,696

02/98                     $18,624                   $15,268        $25,404

03/98                     $19,295                   $15,299        $26,705

04/98                     $19,458                   $15,350        $26,977

05/98                     $19,354                   $15,675        $26,513

06/98                     $20,075                   $16,087        $27,590

07/98                     $19,881                   $15,996        $27,297

08/98                     $17,985                   $16,778        $23,353

09/98                     $18,996                   $17,396        $24,850

10/98                     $20,090                   $17,100        $26,867

11/98                     $21,065                   $17,258        $28,496

12/98                     $22,008                   $17,218        $30,137

01/99                     $22,760                   $17,382        $31,406

02/99                     $21,942                   $16,453        $30,426

03/99                     $22,567                   $16,380        $31,643

04/99                     $23,208                   $16,393        $32,867

05/99                     $22,715                   $16,133        $32,092

06/99                     $23,349                   $15,935        $33,838

07/99                     $22,838                   $15,845        $32,781

08/99                     $22,723                   $15,770        $32,619

09/99                     $22,394                   $15,884        $31,725

10/99                     $23,190                   $15,886        $33,733

11/99                     $23,389                   $15,765        $34,418

12/99                     $24,060                   $15,486        $36,445

01/00                     $23,560                   $15,756        $34,615

02/00                     $23,726                   $16,315        $33,961

03/00                     $25,436                   $16,926        $37,283

04/00                     $24,882                   $16,758        $36,160

05/00                     $24,463                   $16,673        $35,419

06/00                     $25,031                   $17,036        $36,294

07/00                     $24,930                   $17,373        $35,728

08/00                     $26,088                   $17,797        $37,946

09/00                     $25,067                   $17,492        $35,943

10/00                     $25,137                   $17,784        $35,792

11/00                     $24,069                   $18,387        $32,971

12/00                     $24,305                   $18,817        $33,133

--------------------------------------------------------------------------------

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.
(3) The Lehman Brothers Treasury 20+ Year Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. The U.S. Treasury Index represents public obligations of the U.S. Treasury with a remaining maturity of one year or more. You cannot invest directly in an index.
(4) The Nasdaq Composite Index is a broad-based capitalization-weighted index of all Nasdaq National Market & Small-Cap stocks. You cannot invest directly in an index.
(5) The published return closest to the Fund's inception date of April 15, 1994.
(6) The Ten Largest Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(7)  Portfolio holdings are subject to change.
(8) The chart compares the performance of the Wells Fargo Variable Trust Asset Allocation Fund since inception with the S&P 500 Index and the Lehman Brothers Treasury 20+ Year Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

VARIABLE TRUST                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

VARIABLE TRUST CORPORATE BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Variable Trust Corporate Bond Fund (the Fund) seeks a high level of current income, consistent with reasonable risk.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  Jeff Weaver

INCEPTION DATE
  09/20/99

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund returned 10.22%(1) for the 12-month period ended December 31, 2000, outperforming its benchmark, the Lehman Brothers U.S. Credit Index(2), which returned 9.39%. The Fund distributed $0.64 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   Buoyed by a slowing U.S. economy, tame inflation and a flight to quality from volatile equity markets, bonds -- especially investment-grade corporate bonds and long-term U.S. Treasury bonds -- soared in 2000.
   The Fund's extensive holdings of U.S. Treasury bonds contributed to its gains, beating virtually all other investments. The exceptional performance of long-term U.S. Treasury securities was attributed to the U.S. Government's plan to repurchase U.S. Treasury securities. Worried about a potential shortage of U.S. Treasuries, investors scrambled to purchase government bonds, which boosted bond prices while trimming yields.
   Investment-grade corporate bonds were another bright spot in the Fund's portfolio, also generating double digit returns. However, the Fund's portfolio of high-yield junk bonds declined in value due to a rise in defaults and high company debt levels. However, the Fund minimized the impact of junk bond losses by working throughout the year to enhance its average credit quality.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The outlook for the Fund remains positive. High quality corporate bonds should benefit from additional interest rate cuts, which will help improve profit margins by reducing borrowing costs. In addition, a combination of economic weakness, subdued inflation and a tight supply of U.S. Treasury securities could send U.S. Treasury prices even higher in 2001.

PERFORMANCE HIGHLIGHTS                                            VARIABLE TRUST
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2000)
--------------------------------------------------------------------------------

                           1-Month  3-Month  6-Month  1-Year   Since Inception
VARIABLE TRUST CORPORATE
  BOND FUND                  2.56     4.41     7.42    10.22           7.71

BENCHMARK

  LEHMAN BROTHERS U.S.
    CREDIT INDEX(2)          1.94     3.36     6.53     9.39           9.02(3)

  CHARACTERISTICS (AS OF DECEMBER 31, 2000)
----------------------------------------------

PORTFOLIO TURNOVER                          100%

NUMBER OF HOLDINGS                          112

AVERAGE CREDIT QUALITY(4)                    A1

NAV                                        $10.14

DISTRIBUTION RATE(5)                       6.30%

SEC YIELD(6)                               6.37%

  PORTFOLIO ALLOCATION(7)
  (AS OF DECEMBER 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds                68%

U.S. Treasury Notes and Bonds  22%

Repurchase Agreements           7%

Federal Agencies                3%

  GROWTH OF $10,000 INVESTMENT(8)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       WELLS FARGO VARIABLE TRUST   LEHMAN BROTHERS
          CORPORATE BOND FUND      U.S. CREDIT INDEX

08/99                     $10,000            $10,000

09/99                     $10,005            $10,109

10/99                     $10,060            $10,155

11/99                     $10,030            $10,166

12/99                      $9,984            $10,112

01/00                      $9,958            $10,076

02/00                     $10,082            $10,170

03/00                     $10,252            $10,257

04/00                     $10,059            $10,166

05/00                     $10,011            $10,129

06/00                     $10,244            $10,383

07/00                     $10,342            $10,509

08/00                     $10,515            $10,640

09/00                     $10,539            $10,696

10/00                     $10,587            $10,707

11/00                     $10,729            $10,846

12/00                     $11,004            $11,057

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, the Funds returns woulld have been lower.Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(2) The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC- registered. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The published return closest to the Fund's inception date of September 20, 1999.
(4) The average credit quality is compiled from the ratings of Standard & Poor's and/or Moody's Investors Service (together "rating agencies").
Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
(6) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
(7)  Portfolio holdings are subject to change.
(8) The chart compares the performance of the Wells Fargo Variable Trust Corporate Bond Fund since inception with the Lehman Brothers U.S. Credit Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

VARIABLE TRUST                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

VARIABLE TRUST EQUITY INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Variable Trust Equity Income Fund (the Fund) seeks long-term capital appreciation and above-average dividend income.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  David L. Roberts, CFA
  Gary J. Dunn, CFA

INCEPTION DATE
  05/06/96

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund returned 2.33%(1) for the 12-month period ended December 31, 2000, outperforming the Fund's benchmark, the S&P 500 Index(2), which returned (9.11)%, and underperforming the Russell 1000 Value Index(3), which returned 7.01%. The Fund distributed $0.17 per share in dividend income and $0.29 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund's diversified portfolio of stocks with above average dividend income helped it to generate a positive return in a challenging market environment. Indeed, the Fund's wide ranging sector distribution helped offset steep declines in the technology and telecommunication sectors while capitalizing on the turnaround in the financial services, energy, health care and utilities sectors.
   In fact, utilities companies such as TXU Corporation and Public Service Enterprise Group posted strong gains during the fourth quarter, while shares of financial services giant J.P. Morgan advanced following Chase Manhattan's acquisition plan. American Express and St. Paul Companies, two other key portfolio holdings, also boosted the Fund's performance. After a difficult year for health care stocks in 1999, the prognosis for the sector improved throughout the year. On the other hand, the Fund's technology holdings steadily lost ground throughout the third and fourth quarters.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Looking ahead, the Fund expects interest rate reductions to stimulate the U.S. economy. Falling rates should continue to boost the financial services sector, although the near-term outlook for technology stocks remains somewhat problematic. Still, the Fund takes a long-term perspective, and will continue to buy and hold stocks of companies with solid franchises and strong growth prospects.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's return would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
  Performance shown for the Wells Fargo Variable Trust Equity Income Fund for periods prior to September 20, 1999, reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
6

PERFORMANCE HIGHLIGHTS                                            VARIABLE TRUST
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2000)
--------------------------------------------------------------------------------

                                     6-Month*  1-Year   Since Inception
VARIABLE TRUST EQUITY INCOME FUND       7.19     2.33          13.79
BENCHMARK
S&P 500 INDEX(2)                       (8.72)   (9.11)         18.05(4)
RUSSELL 1000 VALUE INDEX(3)            11.74     7.01          16.74(4)

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS
  (AS OF DECEMBER 31, 2000)
----------------------------------------------

PORTFOLIO TURNOVER                           4%
NUMBER OF HOLDINGS                           50
NAV                                        $17.01

  TEN LARGEST EQUITY HOLDINGS(5)
  (AS OF DECEMBER 31, 2000)
----------------------------------------------

ST. PAUL COMPANIES INCORPORATED                      4.82%
PEPSICO INCORPORATED                                 4.47%
TYCO INTERNATIONAL LIMITED                           3.95%
EMERSON ELECTRIC COMPANY                             3.20%
EXXON MOBIL CORPORATION                              3.15%
AMERICAN HOME PRODUCTS CORPORATION                   3.11%
J.P. MORGAN & COMPANY INCORPORATED                   2.98%
MERCK & COMPANY INCORPORATED                         2.91%
TXU CORPORATION                                      2.87%
MINNESOTA MINING & MANUFACTURING COMPANY             2.79%

  SECTOR DISTRIBUTION(6) (AS OF DECEMBER 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Consumer (non-cyclical)  13%

Healthcare               13%

Technology               12%

Financial                11%

Industrials              10%

Energy                    8%

Basic Materials           7%

Consumer (cyclical)       7%

Consumer Services         5%

Commercial Services       4%

Telecommunications        4%

Utility                   4%

Cash                      2%

  GROWTH OF $10,000 INVESTMENT(7)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       WELLS FARGO VARIABLE TRUST
           EQUITY INCOME FUND      RUSSELL 1000 VALUE INDEX  S&P 500 INDEX

05/96                     $10,000                   $10,000        $10,000

05/96                     $10,000                   $10,125        $10,257

06/96                     $10,110                   $10,133        $10,296

07/96                      $9,710                    $9,750         $9,841

08/96                      $9,830                   $10,029        $10,049

09/96                     $10,250                   $10,427        $10,613

10/96                     $10,490                   $10,831        $10,906

11/96                     $11,170                   $11,616        $11,730

12/96                     $10,995                   $11,467        $11,497

01/97                     $11,540                   $12,023        $12,216

02/97                     $11,691                   $12,200        $12,311

03/97                     $11,348                   $11,761        $11,805

04/97                     $11,681                   $12,255        $12,509

05/97                     $12,215                   $12,940        $13,273

06/97                     $12,719                   $13,495        $13,864

07/97                     $13,535                   $14,511        $14,966

08/97                     $12,910                   $13,995        $14,128

09/97                     $13,525                   $14,840        $14,901

10/97                     $13,132                   $14,426        $14,403

11/97                     $13,716                   $15,063        $15,070

12/97                     $13,953                   $15,503        $15,329

01/98                     $13,994                   $15,285        $15,498

02/98                     $14,902                   $16,313        $16,615

03/98                     $15,647                   $17,312        $17,466

04/98                     $15,800                   $17,428        $17,644

05/98                     $15,585                   $17,170        $17,340

06/98                     $15,830                   $17,389        $18,044

07/98                     $15,381                   $17,082        $17,853

08/98                     $13,545                   $14,540        $15,273

09/98                     $14,290                   $15,375        $16,252

10/98                     $15,290                   $16,566        $17,572

11/98                     $15,993                   $17,338        $18,637

12/98                     $16,523                   $17,929        $19,710

01/99                     $16,472                   $18,073        $20,540

02/99                     $16,482                   $17,818        $19,899

03/99                     $17,091                   $18,187        $20,695

04/99                     $17,959                   $19,885        $21,496

05/99                     $17,917                   $19,667        $20,989

06/99                     $18,630                   $20,237        $22,131

07/99                     $18,145                   $19,644        $21,440

08/99                     $17,856                   $18,915        $21,334

09/99                     $17,195                   $18,255        $20,749

10/99                     $17,659                   $19,307        $22,062

11/99                     $17,814                   $19,156        $22,510

12/99                     $17,829                   $19,248        $23,836

01/00                     $16,911                   $18,620        $22,640

02/00                     $15,607                   $17,237        $22,212

03/00                     $17,163                   $19,340        $24,384

04/00                     $17,132                   $19,115        $23,650

05/00                     $17,435                   $19,316        $23,165

06/00                     $17,021                   $18,433        $23,737

07/00                     $16,706                   $18,664        $23,367

08/00                     $17,637                   $19,702        $24,818

09/00                     $17,459                   $19,883        $23,508

10/00                     $17,951                   $20,372        $23,409

11/00                     $17,341                   $19,616        $21,564

12/00                     $18,245                   $20,599        $21,670

--------------------------------------------------------------------------------

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.
(3) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.
(4)  The published return closest to the Fund's inception date of May 6, 1996.
(5) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(6)  Portfolio holdings are subject to change.
(7) The chart compares the performance of the Wells Fargo Variable Trust Equity Income Fund since inception with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

VARIABLE TRUST                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

VARIABLE TRUST EQUITY VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Variable Trust Equity Value Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Gregg Giboney, CFA
  Allan White

INCEPTION DATE
  05/01/98

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund returned 5.78%(1) for the 12-month period ended December 31, 2000. The Fund outperformed the S&P 500 Index(2), which returned (9.11)%, and underperformed the Russell 1000 Value Index(3), which returned 7.01%. The Fund distributed $0.06 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   After lagging behind growth counterparts over recent years, value stocks returned to favor in 2000. The value philosophy -- buy stocks that are relatively cheap by being undervalued as to such measures as price/ earnings ratios -- worked well in the aftermath of the technology sell-off and a broader market downturn. In addition, health care, utilities, financial services and energy sectors, all of which represent important Fund holdings, performed well in 2000.
   The financial services sector was a portfolio standout. The prospect of interest rate cuts engineered by the Federal Reserve Board boosted the stock prices of many prominent Fund holdings, including Morgan Stanley Dean Witter, Chase Manhattan, Citigroup and American International Group. With rate cuts forecasted for the first half of 2001, the outlook for this sector remained promising. In addition, higher gas, oil and electric prices benefited the Fund's energy and utilities holdings during the third quarter.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   With share prices of many industry leading companies still recovering from the market's broad downturn in 2000, the Fund remains well positioned to capitalize on improving market conditions. In addition, interest rate reductions should help stimulate economic growth later in 2001, and potentially lead the market -- and share prices of value stocks -- higher.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
  Performance shown for the Wells Fargo Variable Trust Equity Value Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
8

PERFORMANCE HIGHLIGHTS                                            VARIABLE TRUST
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2000)
--------------------------------------------------------------------------------

                                     6-Month*  1-Year   Since Inception
VARIABLE TRUST EQUITY VALUE FUND        8.43     5.78          (0.27)

BENCHMARK

  S&P 500 INDEX(2)                     (8.72)   (9.11)          7.72(4)

  RUSSELL 1000 VALUE INDEX(3)          11.74     7.01           6.46(4)

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS
  (AS OF DECEMBER 31, 2000)
----------------------------------------------

PORTFOLIO TURNOVER                          124%

NUMBER OF HOLDINGS                           72

NAV                                        $9.70

  TEN LARGEST EQUITY HOLDINGS(5)
  (AS OF DECEMBER 31, 2000)
----------------------------------------------

CITIGROUP INCORPORATED                               5.55%

AMERICAN INTERNATIONAL GROUP INCORPORATED            3.78%

SBC COMMUNICATIONS INCORPORATED                      2.95%

TYCO INTERNATIONAL LIMITED                           2.83%

IBM CORPORATION                                      2.59%

MORGAN STANLEY DEAN WITTER                           2.55%

EXXON MOBIL CORPORATION                              2.44%

PHILIP MORRIS COMPANIES INCORPORATED                 2.36%

VERIZON COMMUNICATIONS                               2.33%

HARTFORD FINANCIAL SERVICES GROUP                    2.20%

  SECTOR DISTRIBUTION(6) (AS OF DECEMBER 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial                24%

Technology               11%

Energy                   10%

Telecommunications        8%

Healthcare                8%

Consumer (non-cyclical)   7%

Cash                      7%

Consumer (cyclical)       7%

Commercial Services       4%

Industrials               4%

Basic Materials           4%

Consumer Services         4%

Utility                   1%

Transportation            1%

  GROWTH OF $10,000 INVESTMENT(7)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       WELLS FARGO VARIABLE TRUST
           EQUITY VALUE FUND       RUSSELL 1000 VALUE INDEX  S&P 500 INDEX

04/98                     $10,000                   $10,000        $10,000

05/98                      $9,680                    $9,852         $9,828

06/98                      $9,739                    $9,978        $10,227

07/98                      $9,268                    $9,801        $10,119

08/98                      $8,156                    $8,343         $8,656

09/98                      $8,626                    $8,822         $9,211

10/98                      $9,199                    $9,506         $9,959

11/98                      $9,460                    $9,949        $10,563

12/98                      $9,624                   $10,288        $11,171

01/99                      $9,403                   $10,370        $11,642

02/99                      $9,161                   $10,224        $11,278

03/99                      $9,380                   $10,436        $11,729

04/99                     $10,188                   $11,410        $12,183

05/99                     $10,087                   $11,285        $11,896

06/99                     $10,399                   $11,612        $12,543

07/99                     $10,024                   $11,272        $12,151

08/99                      $9,477                   $10,854        $12,091

09/99                      $8,981                   $10,475        $11,760

10/99                      $9,285                   $11,078        $12,504

11/99                      $9,255                   $10,992        $12,758

12/99                      $9,386                   $11,044        $13,510

01/00                      $9,142                   $10,684        $12,831

02/00                      $8,715                    $9,891        $12,589

03/00                      $9,498                   $11,097        $13,820

04/00                      $9,284                   $10,968        $13,404

05/00                      $9,416                   $11,084        $13,129

06/00                      $9,157                   $10,577        $13,454

07/00                      $9,311                   $10,709        $13,244

08/00                      $9,974                   $11,305        $14,066

09/00                      $9,813                   $11,409        $13,323

10/00                     $10,048                   $11,689        $13,267

11/00                      $9,527                   $11,256        $12,222

12/00                      $9,929                   $11,820        $12,282

--------------------------------------------------------------------------------

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.
(3) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.
(4)  The published return closest to the Fund's inception date of May 1, 1998.
(5) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(6)  Portfolio holdings are subject to change.
(7) The chart compares the performance of the Wells Fargo Variable Trust Equity Value Fund since inception with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

VARIABLE TRUST                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

VARIABLE TRUST GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Variable Trust Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Kelli Hill
  Stephen Biggs, CFA

INCEPTION DATE
  04/12/94

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund returned (13.60)%(1) for the 12-month period ended December 31, 2000. The Fund underperformed its benchmark, the S&P 500 Index(2), which returned (9.11)%. The Fund distributed no dividend income and $2.09 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The year began on an upbeat note, with both the Dow Jones Industrial Average and the Nasdaq Composite Index (Nadsaq) reaching record highs. In fact, the technology-laden Nasdaq surpassed the 5,000 barrier in March, just two months after crossing the 4,000 mark. Yet the situation changed dramatically in April's second week, with the Nasdaq falling more than 25%. The technology meltdown spilled over into the broader market, affecting growth-oriented mutual funds that held significant positions in this sector, including industry leaders such as Cisco, Intel, Microsoft -- firms that represent several top Fund holdings. In all, the Nasdaq would decline by a stunning 39% at the close of 2000, with large-cap growth funds falling 16%.
   The Fund's diversified holdings helped to cushion the downturn. For example, value-oriented financial services stocks gathered momentum throughout the year and would ultimately emerge as one of the market's best performing equity sectors. The Fund's energy holdings also fared well due to rising gas and oil prices.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Looking ahead, investors can expect to experience more volatility as the U.S. economy continues to slow. Yet with interest rates forecasted to fall throughout the first half of 2001, the Fund expects market conditions to improve, which should be a welcome boost for growth stocks.

PERFORMANCE HIGHLIGHTS                                            VARIABLE TRUST
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2000)
--------------------------------------------------------------------------------

                                6-Month*  1-Year   5-Year   Since Inception
VARIABLE TRUST GROWTH FUND       (13.45)  (13.60)   14.00          15.27
BENCHMARK
  S&P 500 INDEX(2)                (8.72)   (9.11)   18.33          19.78(3)

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS
  (AS OF DECEMBER 31, 2000)
----------------------------------------------

PORTFOLIO TURNOVER                                      67%
NUMBER OF HOLDINGS                                      94
NAV                                                   $19.06

  TEN LARGEST EQUITY HOLDINGS(4)
  (AS OF DECEMBER 31, 2000)
----------------------------------------------

GENERAL ELECTRIC COMPANY                             4.99%
AMERICAN INTERNATIONAL GROUP INCORPORATED            4.46%
CITIGROUP INCORPORATED                               4.14%
PFIZER INCORPORATED                                  3.72%
EMC CORPORATION                                      2.76%
FEDERAL NATIONAL MORTGAGE ASSOCIATION                2.70%
EXXON MOBIL CORPORATION                              2.64%
AES CORPORATION                                      2.50%
SBC COMMUNICATIONS INCORPORATED                      2.11%
HOUSEHOLD INTERNATIONAL INCORPORATED                 2.09%

  SECTOR DISTRIBUTION(5) (AS OF DECEMBER 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial                22%

Technology               21%

Healthcare               15%

Energy                    9%

Consumer (cyclical)       7%

Consumer (non-cyclical)   7%

Basic Materials           4%

Industrials               3%

Telecommunications        3%

Utility                   3%

Cash                      3%

Commercial Services       2%

Consumer Services         1%

  GROWTH OF $10,000 CHART(6)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       WELLS FARGO VARIABLE TRUST
              GROWTH FUND          S&P 500 INDEX

04/94                     $10,000        $10,000

05/94                     $10,110        $10,164

06/94                      $9,888         $9,915

07/94                     $10,189        $10,241

08/94                     $10,511        $10,660

09/94                     $10,422        $10,400

10/94                     $10,502        $10,633

11/94                     $10,260        $10,246

12/94                     $10,447        $10,398

01/95                     $10,508        $10,668

02/95                     $10,994        $11,083

03/95                     $11,237        $11,409

04/95                     $11,390        $11,745

05/95                     $11,930        $12,214

06/95                     $12,209        $12,497

07/95                     $12,589        $12,911

08/95                     $12,794        $12,944

09/95                     $13,223        $13,490

10/95                     $12,801        $13,442

11/95                     $13,325        $14,031

12/95                     $13,497        $14,301

01/96                     $13,748        $14,788

02/96                     $14,260        $14,925

03/96                     $14,297        $15,068

04/96                     $14,769        $15,290

05/96                     $15,136        $15,683

06/96                     $14,876        $15,742

07/96                     $14,108        $15,047

08/96                     $14,518        $15,364

09/96                     $15,247        $16,227

10/96                     $15,659        $16,675

11/96                     $16,662        $17,934

12/96                     $16,525        $17,579

01/97                     $17,473        $18,678

02/97                     $16,966        $18,824

03/97                     $16,376        $18,050

04/97                     $17,036        $19,126

05/97                     $18,117        $20,294

06/97                     $18,506        $21,197

07/97                     $20,013        $22,883

08/97                     $18,853        $21,601

09/97                     $19,906        $22,783

10/97                     $18,986        $22,022

11/97                     $19,280        $23,041

12/97                     $19,389        $23,438

01/98                     $19,747        $23,696

02/98                     $20,810        $25,404

03/98                     $21,809        $26,705

04/98                     $21,959        $26,977

05/98                     $21,624        $26,513

06/98                     $22,674        $27,590

07/98                     $22,558        $27,297

08/98                     $19,418        $23,353

09/98                     $20,316        $24,850

10/98                     $21,964        $26,867

11/98                     $23,437        $28,496

12/98                     $24,975        $30,137

01/99                     $25,935        $31,406

02/99                     $25,063        $30,426

03/99                     $26,256        $31,643

04/99                     $27,054        $32,867

05/99                     $26,218        $32,092

06/99                     $27,684        $33,838

07/99                     $26,886        $32,781

08/99                     $26,924        $32,619

09/99                     $26,202        $31,725

10/99                     $27,737        $33,733

11/99                     $28,348        $34,418

12/99                     $30,074        $36,445

01/00                     $28,738        $34,615

02/00                     $28,352        $33,961

03/00                     $30,885        $37,283

04/00                     $29,762        $36,160

05/00                     $28,963        $35,419

06/00                     $30,024        $36,294

07/00                     $29,699        $35,728

08/00                     $31,561        $37,946

09/00                     $29,747        $35,943

10/00                     $28,902        $35,792

11/00                     $25,821        $32,971

12/00                     $25,985        $33,133

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
  Performance shown for the Wells Fargo Variable Trust Growth Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business
September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.
(3) The published return closest to the Fund's inception date of April 12, 1994.
(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(5)  Portfolio holdings are subject to change.
(6) The chart compares the performance of the Wells Fargo Variable Trust Growth Fund since inception with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses for the Fund. The Fund is a professionally managed mutual fund.

VARIABLE TRUST                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

VARIABLE TRUST INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The International Equity Fund (the Fund) seeks total return, with an emphasis on capital appreciation, over the long-term, by investing primarily in equity securities of non-U.S. companies.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Katherine Schapiro, CFA
  Stacey Ho, CFA

INCEPTION DATE
  07/03/00

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund returned (3.38)%(1) for the 3-month period ended December 31, 2000, underperforming its benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index(2), which returned (2.68)%. The Fund distributed $0.03 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   Volatility defined both domestic and international markets throughout 2000 for several reasons. High interest rates along with rising oil prices curtailed economic growth in Europe. The result was lower expectations for corporate earnings growth and a contraction of stock multiples in markets throughout the world. In addition, the fledgling euro, which declined in value against the U.S. dollar, spawned further losses in European markets. As the year drew to a close, political uncertainty in the U.S., Japan and the Middle East only added to the volatility.
   The technology laden Nasdaq Composite Index also contributed to problems in international markets. With new economy technology stocks slumping during 2000, the Fund began to reallocate assets from this aggressively priced sector to more value-oriented, old economy investments including food, financial services and pharmaceutical stocks. This shift from technology stocks to more defensive holdings throughout the year, combined with a December rally in international markets, helped to improve the Fund's relative performance.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Looking ahead, the Fund is optimistic about international equity markets. Valuations are no longer at historically high levels and should look increasingly attractive amid declining interest rates. In addition, the Fund believes that corporate restructuring and stabilizing exchange rates should support earnings and boost sentiment toward Europe, in particular.

PERFORMANCE HIGHLIGHTS                                            VARIABLE TRUST
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2000)
--------------------------------------------------------------------------------

                                     1-Month  3-Month  Since Inception
VARIABLE TRUST INTERNATIONAL EQUITY
  FUND                                 3.66    (3.38)         (10.33)

BENCHMARK

  MSCI EAFE(2)                         3.55    (2.68)         (10.42)(3)

  CHARACTERISTICS
  (AS OF DECEMBER 31, 2000)
----------------------------------------------

PORTFOLIO TURNOVER                          19%

NUMBER OF HOLDINGS                           71

NAV                                        $8.94

  TEN LARGEST EQUITY HOLDINGS(4)
  (AS OF DECEMBER 31, 2000)
----------------------------------------------

JULIUS BAER HOLDING AG                               3.48%

ROYAL BANK OF SCOTLAND GROUP PLC                     3.00%

AXA UPA (INSURANCE)                                  2.74%

RYANAIR HOLDINGS PLC ADR                             2.48%

ALLIANZ AG                                           2.39%

GROUPE DANONE ADR                                    2.34%

SUEZ LYONNAISE DES EAUX                              2.32%

AMVESCAP PLC                                         2.21%

ELAN CORP PLC ADR                                    2.08%

TOTAL FINA ELF                                       1.85%

  PORTFOLIO COMPOSITION(5) (AS OF DECEMBER 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

United States       40%

United Kingdom      11%

France              10%

Germany              8%

Japan                8%

Switzerland          8%

Netherlands          3%

Mexico               3%

Italy                3%

Hong Kong            2%

Australia            1%

Norway               1%

Korea, Republic of   1%

Hungary              1%

  GROWTH OF $10,000 INVESTMENT(6)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          WELLS FARGO VARIABLE TRUST
          INTERNATIONAL EQUITY FUND   MSCI EAFE

07/03/00                    $10,000     $10,000

07/00                        $9,670      $9,581

08/00                        $9,870      $9,664

09/00                        $9,280      $9,194

10/00                        $9,150      $8,977

11/00                        $8,650      $8,640

12/00                        $8,967      $8,947

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(2) The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.
(3)  The published return closest to the Fund's inception date of July 3, 2000.
(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(5)  Portfolio holdings are subject to change.
(6) The chart compares the performance of the Wells Fargo Variable Trust International Equity Fund since inception with the MSCI EAFE. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

VARIABLE TRUST                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

VARIABLE TRUST LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Variable Trust Large Company Growth Fund (the Fund) seeks long-term capital appreciation by investing primarily in large, high-quality domestic companies that the Advisor believes have superior growth potential.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Peregrine Capital Management, Incorporated

FUND MANAGERS
  John S. Dale, CFA
  Gary E. Nussbaum, CFA

INCEPTION DATE
  09/20/99

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund returned (0.58)%(1) for the 12-month period ended December 31, 2000, outperforming its benchmark, the S&P 500 Index(2), which returned (9.11)%. The Fund distributed neither dividend income nor capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   While the average large-cap growth mutual fund experienced double digit losses in 2000, an emphasis on high-quality stocks with above average earnings growth and active portfolio management helped the Fund weather the storm. The Fund thrived during the early months of 2000, as favorable earnings reports lifted growth stocks above other market categories. The Fund's technology holdings also performed well in the first quarter, with many technology stocks benefiting from a rally that lifted the Nasdaq Composite Index to a record high.
   The situation changed during the second quarter. Technology stocks suffered deep losses in early April, with the downturn accelerating over the remainder of the year. Even the stocks of industry leaders such as Intel and Microsoft -- two of the Fund's top holdings -- decreased in value.
   The Fund's diversified holdings helped to offset the poor performance of technology stocks. For example, the Fund's extensive health care holdings performed exceedingly well. Pfizer, another top Fund holding, soared as investors poured money into what were seen as defensive stocks in a slowing economy. In addition, the Funds financial services stocks performed well later in the year due to the prospect of future interest rate cuts.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Looking ahead, the Fund expects interest rates to lower in the first half of 2001 and continues to be optimistic about a soft landing. The Fund will continue its strategy of investing in industry leading companies with proven franchises and established track records.

PERFORMANCE HIGHLIGHTS                                            VARIABLE TRUST
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2000)
--------------------------------------------------------------------------------

                           1-Month  3-Month  6-Month  1-Year   Since Inception
VARIABLE TRUST LARGE
  COMPANY GROWTH FUND       (0.99)   (9.05)   (8.91)   (0.58)         14.91

BENCHMARK

  S&P 500 INDEX(2)           0.49    (7.83)   (8.72)   (9.11)          3.52(3)

  CHARACTERISTICS
  (AS OF DECEMBER 31, 2000)
----------------------------------------------

PORTFOLIO TURNOVER                           8%

NUMBER OF HOLDINGS                           33

NAV                                        $11.96

  TEN LARGEST EQUITY HOLDINGS(4)
  (AS OF DECEMBER 31, 2000)
----------------------------------------------

MEDTRONIC INCORPORATED                               5.76%

AMERICAN INTERNATIONAL GROUP INCORPORATED            5.73%

GOLDMAN SACHS GROUP INCORPORATED                     5.43%

HOME DEPOT INCORPORATED                              5.13%

PFIZER INCORPORATED                                  5.06%

CHARLES SCHWAB CORPORATION                           4.62%

SOLECTRON CORPORATION                                4.52%

CISCO SYSTEMS INCORPORATED                           4.46%

INTEL CORPORATION                                    4.27%

PAYCHEX INCORPORATED                                 4.16%

  SECTOR DISTRIBUTION(5) (AS OF DECEMBER 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology               34%

Financial                21%

Commercial Services      20%

Healthcare               10%

Consumer (cyclical)       9%

Cash                      3%

Consumer (non-cyclical)   2%

Energy                    1%

  GROWTH OF $10,000 INVESTMENT(6)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       WELLS FARGO VARIABLE TRUST
       LARGE COMPANY GROWTH FUND   S&P 500 INDEX

08/99                    $10,000         $10,000

09/99                     $9,590          $9,726

10/99                    $10,420         $10,342

11/99                    $10,830         $10,551

12/99                    $12,030         $11,173

01/00                    $11,800         $10,612

02/00                    $12,000         $10,412

03/00                    $13,430         $11,430

04/00                    $13,020         $11,086

05/00                    $12,200         $10,858

06/00                    $13,130         $11,127

07/00                    $13,230         $10,953

08/00                    $14,000         $11,633

09/00                    $13,150         $11,019

10/00                    $13,130         $10,973

11/00                    $12,080         $10,108

12/00                    $11,960         $10,158

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.
(3) The published return closest to the Fund's inception date of September 20, 1999.
(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(5)  Portfolio holdings are subject to change.
(6) The chart compares the performance of the Wells Fargo Variable Trust Large Company Growth Fund since inception with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

VARIABLE TRUST                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

VARIABLE TRUST MONEY MARKET FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Variable Trust Money Market Fund (the Fund) seeks high current income, while preserving capital and liquidity.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Dave Sylvester
  Laurie White

INCEPTION DATE
  05/19/94

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund returned 5.76%(1) for the 12-month period ended December 31, 2000. The Fund distributed $0.06 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   During the first half of the year, the Federal Reserve Board raised interest rates on three separate occasions -- including a half-point increase in late May -- in an attempt to cool the nation's fast growing economy and contain inflationary pressures. In all, short-term interest rates rose a full percentage point over the period.
   The rate increases achieved their intended affect, and then some, with the economy slowing much faster than expected during the fourth quarter. Although the Federal funds rate remained at the 6.5% level established in May, other benchmark rates on short-term securities began to fall later in the year, sending yields downward. The one exception was a rate increase seen in commercial paper -- which represents the majority of the Fund's holdings -- due to year-end borrowing pressures.
   Amid a declining interest rate environment, many funds were forced to reinvest proceeds from maturing securities at lower rates. Since the Fund had previously extended its average maturity, the Fund was not adversely affected by this development.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Looking ahead, the Fund will continue to capture higher yields whenever possible, yet remain focused on their primary objective of maintaining a stable net asset value in any market environment.

PERFORMANCE HIGHLIGHTS                                            VARIABLE TRUST
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2000)
--------------------------------------------------------------------------------

                                6-Month*  1-Year   5-Year   Since Inception
VARIABLE TRUST MONEY MARKET
  FUND                             3.00     5.76     4.95           4.97

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  FUND YIELD SUMMARY
----------------------------------------------

7-DAY SIMPLE YIELD                                   5.88%
30-DAY SIMPLE YIELD                                  5.89%

  PORTFOLIO ALLOCATION(2) (AS OF DECEMBER 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Commercial Paper           53%

Floating Rate Notes        18%

Time Deposits              12%

Corporate Bonds and Notes   9%

Certificate of Deposits     8%

  CHARACTERISTICS (AS OF DECEMBER 31, 2000)
----------------------------------------------

WEIGHTED AVERAGE MATURITY                 49 DAYS

  MATURITY DISTRIBUTION(2) (AS OF DECEMBER 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2-14 days    33.30%

30-59 days   27.31%

15-29 days   13.30%

60-89 days   13.20%

90-179 days   9.87%

270+ Days     3.02%

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
  Performance shown for the Wells Fargo Variable Trust Money Market Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
(2)  Portfolio holdings are subject to change.

VARIABLE TRUST                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

VARIABLE TRUST SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Variable Trust Small Cap Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Tom Zeifang, CFA
  Chris Greene

INCEPTION DATE
  05/01/95

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund returned (22.58)%(1) for the 12-month period ended December 31, 2000, underperforming its benchmark, the Russell 2000 Index(2), which returned (3.02)%. The Fund distributed no dividend income, $3.15 per share in capital gains and $0.77 per share in return of capital during the period. Please keep in mind that past performance is no guarantee of future results.
   With approximately 30% of the Fund's assets invested in technology stocks, the Fund's performance over the period reflected a sudden and severe downturn in the technology sector. Although the Nasdaq Composite Index -- a proxy for new economy stocks -- reached record highs in the first quarter, the nation's dramatic economic slowdown coupled with the perception of unrealistic technology valuations sent the Index on a downward trend throughout the remainder of the year. The downturn accelerated during the fourth quarter, wiping out the Fund's previous gains and adversely affecting the ability of many once-promising technology start-up companies to secure future funding. By year's end, many internet companies that had grown into large-cap companies plunged back to small-cap status. Although the Fund's health care, energy and financial services holdings fared significantly better, they were not able to offset the losses incurred in the technology sector.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Generally, small-cap companies tend to perform well when confidence in the economy and the stock markets is rising. Although investors may expect to experience more volatility if the economy continues to slow, the prospect of interest rate cuts throughout 2001 could help to fuel a stock market recovery and restore investor confidence -- a prospect that could bode well for the Fund.

PERFORMANCE HIGHLIGHTS                                            VARIABLE TRUST
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2000)
--------------------------------------------------------------------------------

                                6-Month*  1-Year   5-Year   Since Inception
VARIABLE TRUST SMALL CAP
  GROWTH FUND                    (28.40)  (22.58)    9.70          11.38

BENCHMARK

  RUSSELL 2000 INDEX(2)           (5.88)   (3.02)   10.31          12.63(3)

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS
  (AS OF DECEMBER 31, 2000)
----------------------------------------------

PORTFOLIO TURNOVER                          260%

NUMBER OF HOLDINGS                          119

NAV                                        $10.38

  TEN LARGEST EQUITY HOLDINGS(4)
  (AS OF DECEMBER 31, 2000)
----------------------------------------------

WEBMETHODS INCORPORATED                              3.22%

NETIQ CORPORATION                                    2.53%

LABORATORY CORPORATION OF AMERICA HOLDINGS           2.32%

ARTHUR J GALLAGHER & COMPANY                         2.11%

AMERISOURCE HEALTH CORPORATION                       2.11%

BARR LABORATORIES INCORPORATED                       2.09%

INVITROGEN CORPORATION                               2.02%

E.PIPHANY INCORPORATED                               1.98%

METRIS COMPANIES INCORPORATED                        1.88%

COMMERCE ONE INCORPORATED                            1.87%

  SECTOR DISTRIBUTION(5) (AS OF DECEMBER 31, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology           30%

Healthcare           27%

Financial            12%

Energy                8%

Commercial Services   7%

Consumer (cyclical)   5%

Cash                  4%

Consumer Services     2%

Industrials           2%

Telecommunications    1%

Transportation        1%

Utility               1%

  GROWTH OF $10,000 INVESTMENT(6)
----------------------------------------------
VARIABLE TRUST                                            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       WELLS FARGO VARIABLE TRUST
         SMALL CAP GROWTH FUND     RUSSELL 2000 INDEX

04/95                     $10,000             $10,000

05/95                     $10,040             $10,172

06/95                     $10,670             $10,700

07/95                     $11,740             $11,316

08/95                     $11,970             $11,549

09/95                     $11,920             $11,756

10/95                     $11,280             $11,231

11/95                     $11,590             $11,702

12/95                     $11,595             $12,011

01/96                     $11,636             $11,999

02/96                     $11,957             $12,374

03/96                     $12,484             $12,626

04/96                     $13,891             $13,301

05/96                     $14,419             $13,827

06/96                     $13,405             $13,259

07/96                     $12,112             $12,100

08/96                     $13,177             $12,803

09/96                     $13,819             $13,303

10/96                     $14,088             $13,099

11/96                     $14,750             $13,638

12/96                     $15,243             $13,997

01/97                     $15,571             $14,277

02/97                     $14,690             $13,931

03/97                     $13,482             $13,274

04/97                     $13,087             $13,311

05/97                     $15,729             $14,792

06/97                     $16,011             $15,426

07/97                     $17,039             $16,143

08/97                     $17,468             $16,513

09/97                     $18,778             $17,721

10/97                     $17,569             $16,941

11/97                     $16,824             $16,833

12/97                     $16,735             $17,129

01/98                     $16,341             $16,860

02/98                     $17,889             $18,108

03/98                     $18,387             $18,856

04/98                     $18,427             $18,962

05/98                     $17,089             $17,941

06/98                     $17,233             $17,979

07/98                     $15,397             $16,525

08/98                     $11,817             $13,315

09/98                     $12,420             $14,357

10/98                     $12,944             $14,943

11/98                     $13,705             $15,726

12/98                     $14,312             $16,699

01/99                     $13,865             $16,921

02/99                     $12,563             $15,550

03/99                     $12,287             $15,793

04/99                     $12,984             $17,208

05/99                     $12,958             $17,459

06/99                     $13,628             $18,248

07/99                     $13,615             $17,747

08/99                     $13,707             $17,090

09/99                     $14,234             $17,093

10/99                     $16,325             $17,163

11/99                     $19,061             $18,188

12/99                     $23,797             $20,247

01/00                     $24,323             $19,921

02/00                     $30,309             $23,210

03/00                     $26,402             $21,680

04/00                     $23,179             $20,375

05/00                     $20,719             $19,187

06/00                     $25,731             $20,861

07/00                     $24,192             $20,189

08/00                     $27,369             $21,729

09/00                     $26,762             $21,090

10/00                     $23,047             $20,150

11/00                     $17,224             $18,080

12/00                     $18,424             $19,634

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
  Performance shown for the Wells Fargo Variable Trust Small Cap Growth Fund for periods prior to September 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock
Fund), its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
(2) The Russell 2000 Index is an index subset of the Russell 3000 Index and includes the 2,000 smallest stocks representing approximately 11% of the U.S. equity market. You cannot invest directly in an index.
(3)  The published return closest to the Fund's inception date of May 1, 1995.
(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(5)  Portfolio holdings are subject to change.
(6) The chart compares the performance of the Wells Fargo Variable Trust Small Cap Growth Fund since inception with the Russell 2000 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

VARIABLE TRUST                     PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                 VALUE
COMMON STOCK - 71.93%
AMUSEMENT & RECREATION SERVICES - 0.02%
      1,921  HARRAH'S ENTERTAINMENT
             INCORPORATED [::]                                 $     50,666
                                                               ------------
APPAREL & ACCESSORY STORES - 0.32%
     14,134  GAP INCORPORATED                                       360,416
      5,482  KOHLS CORPORATION [::]                                 334,401
      7,145  LIMITED INCORPORATED                                   121,912
      2,219  NORDSTROM INCORPORATED                                  40,358

                                                                    857,087
                                                               ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS -
0.07%
        866  LIZ CLAIBORNE INCORPORATED                              36,047
      2,424  TIFFANY & COMPANY                                       76,659
      1,900  V.F. CORPORATION                                        68,856

                                                                    181,562
                                                               ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.02%
      2,113  AUTOZONE INCORPORATED [::]                              60,221
                                                               ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
        968  RYDER SYSTEM INCORPORATED                               16,093
                                                               ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.03%
        985  CENTEX CORPORATION                                      36,999
        722  KAUFMAN & BROAD HOME
             CORPORATION                                             24,322
        644  PULTE CORPORATION                                       27,169

                                                                     88,490
                                                               ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.78%
     38,391  HOME DEPOT INCORPORATED                              1,753,988
      6,375  LOWE'S COMPANIES INCORPORATED                          283,688
      2,695  SHERWIN-WILLIAMS COMPANY                                70,912

                                                                  2,108,588
                                                               ------------
BUSINESS SERVICES - 5.48%
      3,973  ADOBE SYSTEMS INCORPORATED                             231,179
     38,405  AMERICA ONLINE INCORPORATED
             [::]                                                 1,336,493
        958  AUTODESK INCORPORATED                                   25,806
     10,426  AUTOMATIC DATA PROCESSING                              660,096
      4,123  BMC SOFTWARE INCORPORATED [::]                          57,722
      4,475  BROADVISION INCORPORATED [::]                           52,861
      3,104  CABLETRON SYSTEMS INCORPORATED
             [::]                                                    46,754
     12,111  CENDANT CORPORATION [::]                               116,568
      2,394  CERIDIAN CORPORATION [::]                               47,730
      3,097  CITRIX SYSTEMS [::]                                     69,683
      9,664  COMPUTER ASSOCIATES
             INTERNATIONAL INCORPORATED                             188,448
      2,799  COMPUTER SCIENCES CORPORATION
             [::]                                                   168,290
      6,068  COMPUWARE CORPORATION [::]                              37,925
      2,553  CONVERGYS CORPORATION [::]                             115,683

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000                     VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                 VALUE
BUSINESS SERVICES (continued)
      1,244  DELUXE CORPORATION                                $     31,436
      2,130  ECOLAB INCORPORATED                                     91,989
      7,754  ELECTRONIC DATA SYSTEMS
             CORPORATION                                            447,794
      2,359  EQUIFAX INCORPORATED                                    67,674
      6,577  FIRST DATA CORPORATION                                 346,526
      4,884  IMS HEALTH INCORPORATED                                131,868
      5,136  INTERPUBLIC GROUP OF COMPANIES
             INCORPORATED                                           218,601
      3,397  INTUIT INCORPORATED [::]                               133,969
      1,332  MERCURY INTERACTIVE
             CORPORATION [::]                                       120,213
     88,151  MICROSOFT CORPORATION [::]                           3,834,564
      1,600  NCR CORPORATION [::]                                    78,600
      5,358  NOVELL INCORPORATED [::]                                27,962
      2,960  OMNICOM GROUP                                          245,310
     92,745  ORACLE SYSTEMS CORPORATION
             [::]                                                 2,695,398
      4,563  PARAMETRIC TECHNOLOGY COMPANY
             [::]                                                    61,315
      4,641  PEOPLESOFT INCORPORATED [::]                           172,587
      2,972  ROBERT HALF INTERNATIONAL
             INCORPORATED [::]                                       78,758
      1,991  SAPIENT CORPORATION [::]                                23,768
      6,936  SIEBEL SYSTEMS INCORPORATED
             [::]                                                   469,914
     52,847  SUN MICROSYSTEMS INCORPORATED
             [::]                                                 1,473,109
      5,199  UNISYS CORPORATION [::]                                 76,035
      6,461  VERITAS SOFTWARE CORPORATION
             [::]                                                   565,338
      9,161  YAHOO! INCORPORATED [::]                               276,405

                                                                 14,824,371
                                                               ------------
CHEMICALS & ALLIED PRODUCTS - 9.48%
     25,662  ABBOTT LABORATORIES                                  1,243,001
      3,808  AIR PRODUCTS & CHEMICALS
             INCORPORATED                                           156,128
        908  ALBERTO CULVER COMPANY CLASS B                          38,874
      3,856  ALZA CORPORATION [::]                                  163,880
     21,676  AMERICAN HOME PRODUCTS
             CORPORATION                                          1,377,508
     17,097  AMGEN INCORPORATED [::]                              1,093,137
      1,854  AVERY DENNISON CORPORATION                             101,738
      3,957  AVON PRODUCTS INCORPORATED                             189,441
      2,468  BIOGEN INCORPORATED [::]                               148,234
     32,404  BRISTOL-MYERS SQUIBB COMPANY                         2,395,871
      3,058  CHIRON CORPORATION [::]                                136,081
      3,899  CLOROX COMPANY                                         138,415
      9,489  COLGATE-PALMOLIVE COMPANY                              612,515
     11,282  DOW CHEMICAL COMPANY                                   413,203
     17,275  DUPONT (E.I) DE NEMOURS &
             COMPANY                                                834,598
      1,277  EASTMAN CHEMICAL COMPANY                                62,254
        503  FMC CORPORATION [::]                                    36,059
      1,446  FOREST LABORATORIES
             INCORPORATED [::]                                      192,137
     17,499  GILLETTE COMPANY                                       632,151
        863  GREAT LAKES CHEMICAL
             CORPORATION                                             32,093
      1,656  INTERNATIONAL FLAVORS &
             FRAGRANCES INCORPORATED                                 33,638
      2,746  KING PHARMACEUTICALS
             INCORPORATED [::]                                      141,934

VARIABLE TRUST                     PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                 VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
     18,671  LILLY (ELI) & COMPANY                             $  1,737,570
      3,497  MEDIMMUNE INCORPORATED [::]                            166,763
     38,197  MERCK & COMPANY INCORPORATED                         3,576,194
      6,159  OCCIDENTAL PETROLEUM
             CORPORATION                                            149,356
    104,539  PFIZER INCORPORATED                                  4,808,794
     21,356  PHARMACIA CORPORATION                                1,302,716
      2,822  PPG INDUSTRIES INCORPORATED                            130,694
      2,634  PRAXAIR INCORPORATED                                   116,884
     21,627  PROCTER & GAMBLE COMPANY                             1,696,369
      3,589  ROHM & HAAS COMPANY                                    130,326
     24,239  SCHERING-PLOUGH CORPORATION                          1,375,563
      1,322  SIGMA ALDRICH                                           51,971
      2,242  UNION CARBIDE CORPORATION                              120,648
      1,706  WATSON PHARMACEUTICALS
             INCORPORATED [::]                                       87,326

                                                                 25,624,064
                                                               ------------
COMMUNICATIONS - 4.35%
      5,184  ALLTEL CORPORATION                                     323,676
     62,234  AT&T CORPORATION                                     1,077,423
      4,627  AVAYA INCORPORATED [::]                                 47,716
     30,946  BELLSOUTH CORPORATION                                1,266,852
      2,346  CENTURYTEL INCORPORATED                                 83,870
      9,684  CLEAR CHANNEL COMMUNICATIONS
             INCORPORATED [::]                                      469,069
     14,985  COMCAST CORPORATION CLASS A
             [::]                                                   625,624
     14,658  GLOBAL CROSSING LIMITED [::]                           209,793
     12,689  NEXTEL COMMUNICATIONS CLASS A
             [::]                                                   314,053
     27,447  QWEST COMMUNICATIONS
             INTERNATIONAL INCORPORATED
             [::]                                                 1,125,327
     56,089  SBC COMMUNICATIONS
             INCORPORATED                                         2,678,248
     14,718  SPRINT CORPORATION (FON GROUP)                         298,959
     15,429  SPRINT CORPORATION (PCS GROUP)
             [::]                                                   315,330
     44,709  VERIZON COMMUNICATIONS
             INCORPORATED                                         2,241,038
     47,765  WORLDCOM INCORPORATED [::]                             668,710

                                                                 11,745,688
                                                               ------------
DOMESTIC DEPOSITORY INSTITUTIONS - 6.06%
      6,252  AMSOUTH BANCORP                                         95,343
     19,210  BANK ONE CORPORATION                                   703,566
     26,984  BANK OF AMERICA CORPORATION                          1,237,889
     12,267  BANK OF NEW YORK COMPANY
             INCORPORATED                                           676,985
      6,597  BB&T CORPORATION                                       246,151
      3,495  CHARTER ONE FINANCIAL
             INCORPORATED                                           100,918
     21,705  CHASE MANHATTAN CORPORATION
             [::]                                                   986,221
     83,304  CITIGROUP INCORPORATED                               4,253,709
      2,596  COMERICA INCORPORATED                                  154,138
      7,676  FIFTH THIRD BANCORP                                    458,641
     16,262  FIRST UNION CORPORATION                                452,287
     15,794  FIRSTAR CORPORATION                                    367,211
     15,005  FLEET BOSTON FINANCIAL
             CORPORATION                                            563,625

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000                     VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                 VALUE
DOMESTIC DEPOSITORY INSTITUTIONS (continued)
      2,628  GOLDEN WEST FINANCIAL                             $    177,390
      4,240  HUNTINGTON BANCSHARES
             INCORPORATED                                            68,635
      2,638  J P MORGAN & COMPANY
             INCORPORATED                                           436,589
      7,069  KEYCORP                                                197,932
      8,082  MELLON FINANCIAL CORPORATION                           397,533
     10,095  NATIONAL CITY CORPORATION                              290,231
      3,682  NORTHERN TRUST CORPORATION                             300,313
      2,281  OLD KENT FINANCIAL CORPORATION                          99,794
      4,798  PNC FINANCIAL SERVICES GROUP                           350,554
      3,640  REGIONS FINANCIAL CORPORATION                           99,418
      2,785  SOUTHTRUST CORPORATION                                 113,315
      2,681  STATE STREET CORPORATION                               333,007
      2,888  SUMMIT BANCORP                                         110,286
      4,911  SUN TRUST BANKS INCORPORATED                           309,393
      4,742  SYNOVUS FINANCIAL CORPORATION                          127,738
     12,401  U.S. BANCORP                                           361,954
      2,236  UNION PLANTERS CORPORATION                              79,937
      3,384  WACHOVIA CORPORATION                                   196,695
      8,954  WASHINGTON MUTUAL INCORPORATED                         475,122
     28,039  WELLS FARGO & COMPANY **                             1,561,420

                                                                 16,383,940
                                                               ------------
EATING & DRINKING PLACES - 0.34%
      2,029  DARDEN RESTAURANTS
             INCORPORATED                                            46,413
     21,745  MCDONALD'S CORPORATION                                 739,330
      2,413  TRICON GLOBAL RESTAURANTS
             INCORPORATED [::]                                       79,629
      1,893  WENDY'S INTERNATIONAL
             INCORPORATED                                            49,691

                                                                    915,063
                                                               ------------
ELECTRIC, GAS & SANITARY SERVICES - 2.45%
      7,603  AES CORPORATION [::]                                   421,016
      1,462  ALLEGHENY ENERGY INCORPORATED                           70,450
      3,287  ALLIED WASTE INDUSTRIES
             INCORPORATED [::]                                       47,867
      2,278  AMEREN CORPORATION                                     105,500
      5,363  AMERICAN ELECTRIC POWER
             COMPANY                                                249,380
      4,607  CALPINE CORPORATION [::]                               207,603
      2,654  CINERGY CORPORATION                                     93,222
      2,022  CMS ENERGY CORPORATION                                  64,072
      3,531  CONSOLIDATED EDISON
             INCORPORATED                                           135,944
      2,495  CONSTELLATION ENERGY GROUP                             112,431
      3,948  DOMINION RESOURCES
             INCORPORATED                                           264,516
      2,378  DTE ENERGY COMPANY                                      92,593
      6,114  DUKE ENERGY CORPORATION                                521,219
      5,177  DYNEGY INCORPORATED                                    290,236
      5,408  EDISON INTERNATIONAL                                    84,500
      3,862  EL PASO ENERGY CORPORATION                             276,616
      3,714  ENTERGY CORPORATION                                    157,149
      5,274  EXELON CORPORATION                                     370,287

VARIABLE TRUST                     PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                 VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
      3,778  FIRST ENERGY CORPORATION                          $    119,243
      2,964  FPL GROUP INCORPORATED                                 212,667
      2,024  GPU INCORPORATED                                        74,509
      2,239  KEYSPAN CORPORATION                                     94,878
      1,897  KINDER MORGAN INCORPORATED                              99,000
      2,710  NIAGARA MOHAWK HOLDINGS
             INCORPORATED [::]                                       45,223
        767  NICOR INCORPORATED                                      33,125
      3,397  NISOURCE INCORPORATED                                  104,458
        490  ONEOK INCORPORATED                                      23,612
      6,450  PG&E COMPANY                                           129,000
        572  PEOPLES ENERGY CORPORATION                              25,597
      1,412  PINNACLE WEST CAPITAL
             CORPORATION                                             67,247
      2,380  PPL CORPORATION                                        107,546
      3,390  PROGRESS ENERGY INCORPORATED                           166,746
      3,562  PUBLIC SERVICE ENTERPRISE
             GROUP                                                  173,202
      4,908  RELIANT ENERGY INCORPORATED
             [::]                                                   212,578
      3,379  SEMPRA ENERGY                                           78,562
     10,811  SOUTHERN COMPANY                                       359,466
      4,290  TEXAS UTILITIES COMPANY                                190,101
     10,333  WASTE MANAGEMENT INCORPORATED                          286,741
      7,302  WILLIAMS COMPANIES
             INCORPORATED                                           291,624
      5,657  XCEL ENERGY INCORPORATED                               164,407

                                                                  6,624,133
                                                               ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 8.14%
      1,651  ADAPTEC INCORPORATED [::]                               16,923
     12,827  ADC TELECOMMUNICATIONS
             INCORPORATED [::]                                      232,489
      5,176  ADVANCED MICRO DEVICES [::]                             71,494
      6,600  ALTERA CORPORATION [::]                                173,663
      3,286  AMERICAN POWER CONVERSION
             CORPORATION [::]                                        40,664
      5,902  ANALOG DEVICES INCORPORATED
             [::]                                                   302,109
      1,375  ANDREW CORPORATION [::]                                 29,906
      4,900  APPLIED MICRO CIRCUITS
             CORPORATION [::]                                       367,010
      3,751  BROADCOM CORPORATION [::]                              316,960
      3,797  CONEXANT SYSTEMS INCORPORATED
             [::]                                                    58,379
      1,164  EATON CORPORATION                                       87,518
      7,099  EMERSON ELECTRIC COMPANY                               559,490
    164,141  GENERAL ELECTRIC COMPANY                             7,868,504
    111,520  INTEL CORPORATION                                    3,373,496
      5,178  LINEAR TECHNOLOGY CORPORATION                          239,483
      5,213  LSI LOGIC CORPORATION [::]                              89,090
     55,412  LUCENT TECHNOLOGIES
             INCORPORATED                                           748,062
      4,705  MAXIM INTEGRATED PRODUCTS
             INCORPORATED [::]                                      224,958
      1,290  MAYTAG CORPORATION                                      41,683
      9,393  MICRON TECHNOLOGY INCORPORATED
             [::]                                                   333,452
      3,268  MOLEX INCORPORATED                                     116,014
     36,252  MOTOROLA INCORPORATED                                  734,103
      2,949  NATIONAL SEMICONDUCTOR
             CORPORATION [::]                                        59,349

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000                     VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                 VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)
        685  NATIONAL SERVICE INDUSTRIES
             INCORPORATED                                      $     17,596
      5,195  NETWORK APPLIANCE INCORPORATED
             [::]                                                   333,698
     50,936  NORTEL NETWORKS CORPORATION                          1,633,135
      2,179  NOVELLUS SYSTEMS INCORPORATED
             [::]                                                    78,308
      1,226  POWER-ONE INCORPORATED [::]                             48,197
      1,489  QLOGIC CORPORATION [::]                                114,653
     12,386  QUALCOMM INCORPORATED [::]                           1,017,974
      5,646  RAYTHEON COMPANY CLASS B                               175,379
      2,525  SANMINA CORPORATION [::]                               193,478
      2,634  SCIENTIFIC-ATLANTA
             INCORPORATED                                            85,770
      6,813  TELLABS INCORPORATED [::]                              384,935
     28,679  TEXAS INSTRUMENTS INCORPORATED                       1,358,667
        946  THOMAS & BETTS CORPORATION                              15,313
      2,985  VITESSE SEMICONDUCTOR
             CORPORATION [::]                                       165,108
      1,124  WHIRLPOOL CORPORATION                                   53,601
      5,476  XILINK INCORPORATED [::]                               252,581

                                                                 22,013,192
                                                               ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.30%
      1,254  FLUOR CORPORATION [::]                                  41,460
      7,376  HALLIBURTON COMPANY                                    267,380
      2,695  MOODY'S CORPORATION                                     69,228
      6,206  PAYCHEX INCORPORATED                                   301,767
        820  PERKINELMER INCORPORATED                                86,100
      1,964  QUINTILES TRANSNATIONAL
             CORPORATION [::]                                        41,121

                                                                    807,056
                                                               ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT -
0.35%
        490  BALL CORPORATION                                        22,571
      1,557  COOPER INDUSTRIES INCORPORATED                          71,525
      1,020  CRANE COMPANY                                           29,006
      2,607  FORTUNE BRANDS INCORPORATED                             78,210
      5,010  ILLINOIS TOOL WORKS
             INCORPORATED                                           298,408
      7,084  LOCKHEED MARTIN CORPORATION                            240,502
      7,459  MASCO CORPORATION                                      191,603
        982  SNAP-ON INCORPORATED                                    27,373

                                                                    959,198
                                                               ------------
FOOD & KINDRED PRODUCTS - 2.55%
        612  ADOLPH COORS COMPANY                                    49,151
     14,954  ANHEUSER-BUSCH COMPANIES
             INCORPORATED                                           680,407
     10,480  ARCHER-DANIELS-MIDLAND COMPANY                         157,200
      7,031  CAMPBELL SOUP COMPANY                                  243,448
     41,074  COCA-COLA COMPANY                                    2,502,946
      6,985  COCA-COLA ENTERPRISES
             INCORPORATED                                           132,715
      8,839  CONAGRA FOODS INCORPORATED                             229,814
      4,702  GENERAL MILLS INCORPORATED                             209,533
      5,791  HEINZ (H.J.) COMPANY                                   274,711

VARIABLE TRUST                     PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                 VALUE
FOOD & KINDRED PRODUCTS (continued)
      1,839  HERCULES INCORPORATED                             $     35,056
      2,267  HERSHEY FOODS CORPORATION                              145,938
      6,766  KELLOGG COMPANY                                        177,608
     23,939  PEPSICO INCORPORATED                                 1,186,477
      2,190  QUAKER OATS COMPANY                                    213,251
      5,109  RALSTON PURINA GROUP                                   133,473
     13,838  SARA LEE CORPORATION                                   339,896
      1,882  WRIGLEY (WM) JR. COMPANY                               180,319

                                                                  6,891,943
                                                               ------------
FOOD STORES - 0.27%
      6,998  ALBERTSON'S INCORPORATED                               185,447
     13,675  KROGER COMPANY [::]                                    370,080
      3,121  STARBUCKS CORPORATION [::]                             138,104
      2,313  WINN-DIXIE STORES INCORPORATED                          44,814

                                                                    738,445
                                                               ------------
FORESTRY - 0.07%
      3,652  WEYERHAEUSER COMPANY                                   185,339
                                                               ------------
GENERAL MERCHANDISE STORES - 1.97%
      1,831  CONSOLIDATED STORES
             CORPORATION [::]                                        19,454
      1,518  DILLARDS INCORPORATED CLASS A                           17,931
      5,466  DOLLAR GENERAL CORPORATION                             103,171
      3,357  FEDERATED DEPARTMENT STORES
             INCORPORATED [::]                                      117,495
      1,221  HARCOURT GENERAL INCORPORATED                           69,841
      4,350  J C PENNEY COMPANY
             INCORPORATED                                            47,306
      8,013  K-MART CORPORATION [::]                                 42,569
      4,958  MAY DEPARTMENT STORES COMPANY                          162,375
      5,582  SEARS ROEBUCK & COMPANY                                193,975
     14,880  TARGET CORPORATION                                     479,880
      4,718  TJX COMPANIES INCORPORATED                             130,925
     73,991  WAL-MART STORES INCORPORATED                         3,930,772

                                                                  5,315,694
                                                               ------------
HEALTH SERVICES - 0.29%
      9,170  COLUMBIA HCA HEALTHCARE
             CORPORATION                                            403,572
      6,426  HEALTHSOUTH CORPORATION [::]                           104,824
      1,680  MANOR CARE INCORPORATED [::]                            34,650
      5,224  TENET HEALTHCARE CORPORATION                           232,142

                                                                    775,188
                                                               ------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS - 0.00%
      1,050  MCDERMOTT INTERNATIONAL
             INCORPORATED                                            11,288
                                                               ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.19%
      3,470  BEST BUY COMPANY INCORPORATED
             [::]                                                   102,582
      3,454  CIRCUIT CITY STORES
             INCORPORATED                                            39,721
      1,433  JOHNSON CONTROLS INCORPORATED                           74,516

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000                     VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                 VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (continued)
      3,291  LEGGETT & PLATT INCORPORATED                      $     62,323
      4,435  NEWELL RUBBERMAID INCORPORATED                         100,896
      3,084  RADIOSHACK CORPORATION                                 132,034

                                                                    512,072
                                                               ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.13%
      6,129  HILTON HOTELS CORPORATION                               64,355
      3,990  MARRIOTT INTERNATIONAL                                 168,578
      3,231  STARWOOD HOTELS & RESORTS
             WORLDWIDE INCORPORATED                                 113,893

                                                                    346,826
                                                               ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.99%
      5,415  APPLE COMPUTER INCORPORATED
             [::]                                                    80,548
     13,481  APPLIED MATERIALS INCORPORATED
             [::]                                                   514,806
      5,515  BAKER HUGHES INCORPORATED                              229,217
      1,388  BLACK & DECKER CORPORATION                              54,479
        373  BRIGGS & STRATTON CORPORATION                           16,552
      5,736  CATERPILLAR INCORPORATED                               271,385
    119,075  CISCO SYSTEMS INCORPORATED
             [::]                                                 4,554,619
     28,205  COMPAQ COMPUTER CORPORATION                            424,485
      2,601  COMVERSE TECHNOLOGY
             INCORPORATED [::]                                      282,534
        666  CUMMINS ENGINE COMPANY
             INCORPORATED                                            25,266
      3,909  DEERE & COMPANY                                        179,081
     42,908  DELL COMPUTER CORPORATION [::]                         748,208
      3,386  DOVER CORPORATION                                      137,345
     36,253  EMC CORPORATION [::]                                 2,410,825
      5,374  GATEWAY INCORPORATED [::]                               96,678
     32,784  HEWLETT PACKARD COMPANY                              1,034,745
     29,054  IBM CORPORATION                                      2,469,590
      2,689  INGERSOLL-RAND COMPANY                                 112,602
      2,140  LEXMARK INTERNATIONAL
             INCORPORATED [::]                                       94,829
      6,561  MINNESOTA MINING &
             MANUFACTURING COMPANY                                  790,601
      2,054  PALL CORPORATION                                        43,776
      9,388  PALM INCORPORATED [::]                                 265,798
      1,872  PARKER-HANNIFIN CORPORATION                             82,602
      4,218  PITNEY BOWES INCORPORATED                              139,721
     10,577  SOLECTRON CORPORATION [::]                             358,560
      1,431  STANLEY WORKS                                           44,629
      2,435  SYMBOL TECHNOLOGIES
             INCORPORATED                                            87,660
      1,022  TIMKEN COMPANY                                          15,458
      7,781  UNITED TECHNOLOGIES
             CORPORATION                                            611,781

                                                                 16,178,380
                                                               ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.26%
      4,251  AON CORPORATION                                        145,597
      2,779  HUMANA INCORPORATED [::]                                42,380

VARIABLE TRUST                     PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                 VALUE
INSURANCE AGENTS, BROKERS & SERVICE (continued)
      4,508  MARSH & MCLENNAN COMPANIES
             INCORPORATED                                      $    527,436

                                                                    715,413
                                                               ------------
INSURANCE CARRIERS - 3.10%
      2,333  AETNA INCORPORATED [::]                                 95,799
      4,414  AFLAC INCORPORATED                                     318,636
     12,147  ALLSTATE CORPORATION                                   529,154
      1,746  AMBAC FINANCIAL GROUP
             INCORPORATED                                           101,814
      4,192  AMERICAN GENERAL CORPORATION                           341,648
     38,476  AMERICAN INTERNATIONAL GROUP
             INCORPORATED                                         3,792,291
      2,908  CHUBB CORPORATION                                      251,542
      2,557  CIGNA CORPORATION                                      338,291
      2,655  CINCINNATI FINANCIAL
             CORPORATION                                            105,038
      5,425  CONSECO INCORPORATED                                    71,542
      3,732  HARTFORD FINANCIAL SERVICES
             GROUP                                                  263,573
      1,723  JEFFERSON PILOT CORPORATION                            128,794
      3,177  LINCOLN NATIONAL CORPORATION                           150,312
      1,645  LOEWS CORPORATION                                      170,360
      1,637  MBIA INCORPORATED                                      121,343
     12,693  METLIFE INCORPORATED                                   444,255
      1,770  MGIC INVESTMENT CORPORATION                            119,364
      1,217  PROGRESSIVE CORPORATION                                126,112
      2,125  SAFECO CORPORATION                                      69,859
      3,609  ST. PAUL COMPANIES
             INCORPORATED                                           196,014
      2,125  TORCHMARK CORPORATION                                   81,680
      5,292  UNITEDHEALTH GROUP
             INCORPORATED                                           324,797
      4,013  UNUM PROVIDENT CORPORATION                             107,849
      1,039  WELLPOINT HEALTH NETWORKS
             INCORPORATED [::]                                      119,745

                                                                  8,369,812
                                                               ------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.05%
      3,699  GEORGIA-PACIFIC GROUP                                  115,132
      1,696  LOUISIANA-PACIFIC CORPORATION                           17,172

                                                                    132,304
                                                               ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 1.85%
      7,528  AGILENT TECHNOLOGIES
             INCORPORATED [::]                                      412,158
      2,186  ALLERGAN INCORPORATED                                  211,632
      3,458  APPLERA CORPORATION - APPLIED
             BIOSYSTEMS GROUP                                       325,268
        855  BAUSCH & LOMB INCORPORATED                              34,574
      4,857  BAXTER INTERNATIONAL
             INCORPORATED                                           428,934
      4,206  BECTON DICKINSON & COMPANY                             145,633
      2,964  BIOMET INCORPORATED                                    117,634
      6,727  BOSTON SCIENTIFIC CORPORATION
             [::]                                                    92,076
        829  C R BARD INCORPORATED                                   38,600
      2,356  DANAHER CORPORATION                                    161,092
      5,016  EASTMAN KODAK COMPANY                                  197,505
      5,094  GUIDANT CORPORATION [::]                               274,758

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000                     VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                 VALUE
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (continued)
     15,687  JDS UNIPHASE CORPORATION [::]                     $    653,952
      3,076  KLA-TENCOR CORPORATION [::]                            103,623
     19,917  MEDTRONIC INCORPORATED                               1,202,489
        762  MILLIPORE CORPORATION                                   48,006
      1,406  ST. JUDE MEDICAL INCORPORATED
             [::]                                                    86,381
      3,244  STRYKER CORPORATION                                    164,114
      1,588  TEKTRONIX INCORPORATED                                  53,496
      2,891  TERADYNE INCORPORATED [::]                             107,690
      2,872  THERMO ELECTRON CORPORATION
             [::]                                                    85,442
     11,088  XEROX CORPORATION                                       51,282

                                                                  4,996,339
                                                               ------------
METAL MINING - 0.14%
      6,603  BARRICK GOLD CORPORATION                               108,157
      2,491  FREEPORT MCMORAN COPPER & GOLD
             INCORPORATED CLASS B [::]                               21,329
      4,307  HOMESTAKE MINING COMPANY                                18,036
      3,006  INCO LIMITED [::]                                       50,381
      2,795  NEWMONT MINING CORPORATION                              47,690
      1,313  PHELPS DODGE CORPORATION                                73,282
      5,439  PLACER DOME INCORPORATED                                52,350

                                                                    371,225
                                                               ------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
      1,676  VULCAN MATERIALS COMPANY                                80,239
                                                               ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.64%
      2,918  HASBRO INCORPORATED                                     31,004
      7,056  MATTEL INCORPORATED                                    101,889
     28,735  TYCO INTERNATIONAL LIMITED                           1,594,793

                                                                  1,727,686
                                                               ------------
MISCELLANEOUS RETAIL - 0.63%
      4,679  BED BATH & BEYOND INCORPORATED
             [::]                                                   104,693
      7,457  COSTCO WHOLESALE CORPORATION
             [::]                                                   297,814
      6,488  CVS CORPORATION                                        388,875
        632  LONGS DRUG STORES INCORPORATED                          15,247
      5,055  OFFICE DEPOT INCORPORATED [::]                          36,017
      7,581  STAPLES INCORPORATED [::]                               89,551
      3,397  TOYS "R" US INCORPORATED [::]                           56,687
     16,795  WALGREEN COMPANY                                       702,241

                                                                  1,691,125
                                                               ------------
MOTION PICTURES - 0.80%
     22,004  TIME WARNER INCORPORATED                             1,149,489
     34,554  WALT DISNEY COMPANY                                    999,906

                                                                  2,149,395
                                                               ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 1.94%
     22,037  AMERICAN EXPRESS COMPANY                             1,210,658

VARIABLE TRUST                     PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                 VALUE
NONDEPOSITORY CREDIT INSTITUTIONS (continued)
      3,267  CAPITAL ONE FINANCIAL
             CORPORATION                                       $    215,009
      4,406  CIT GROUP INCORPORATED                                  88,671
      1,897  COUNTRYWIDE CREDIT INDUSTRIES
             INCORPORATED                                            95,324
     11,553  FEDERAL HOME LOAN MORTGAGE
             CORPORATION                                            795,713
     16,695  FEDERAL NATIONAL MORTGAGE
             ASSOCIATION                                          1,448,291
      7,795  HOUSEHOLD INTERNATIONAL
             INCORPORATED                                           428,725
     14,159  MBNA CORPORATION                                       522,998
      4,750  PROVIDIAN FINANCIAL
             CORPORATION                                            273,125
      2,590  USA EDUCATION INCORPORATED                             176,120

                                                                  5,254,634
                                                               ------------
OIL & GAS EXTRACTION - 1.14%
      4,056  ANADARKO PETROLEUM CORPORATION                         288,300
      2,028  APACHE CORPORATION                                     142,087
      3,580  BURLINGTON RESOURCES
             INCORPORATED                                           180,790
      2,117  DEVON ENERGY CORPORATION                               129,073
     12,288  ENRON CORPORATION                                    1,021,440
      1,940  EOG RESOURCES INCORPORATED                             106,094
      1,562  KERR MCGEE CORPORATION                                 104,556
      2,438  NABORS INDUSTRIES INCORPORATED
             [::]                                                   144,208
      1,595  ROWAN COMPANIES INCORPORATED
             [::]                                                    43,065
      9,472  SCHLUMBERGER LIMITED                                   757,168
      3,509  TRANSOCEAN SEDCO FOREX
             INCORPORATED [::]                                      161,414

                                                                  3,078,195
                                                               ------------
PAPER & ALLIED PRODUCTS - 0.47%
        883  BEMIS COMPANY INCORPORATED                              29,636
        927  BOISE CASCADE CORPORATION                               31,170
      7,978  INTERNATIONAL PAPER COMPANY                            325,602
      8,835  KIMBERLY-CLARK CORPORATION                             624,546
      1,685  MEAD CORPORATION                                        52,867
      2,683  PACTIV CORPORATION [::]                                 33,202
        839  TEMPLE-INLAND INCORPORATED                              44,991
      1,706  WESTVACO CORPORATION                                    49,794
      1,813  WILLAMETTE INDUSTRIES
             INCORPORATED                                            85,098

                                                                  1,276,906
                                                               ------------
PERSONAL SERVICES - 0.02%
      1,522  H&R BLOCK INCORPORATED                                  62,973
                                                               ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 3.72%
      1,499  AMERADA HESS CORPORATION                               109,521
      1,144  ASHLAND INCORPORATED                                    41,058
     10,631  CHEVRON CORPORATION                                    897,655
     10,338  CONOCO INCORPORATED CLASS B                            299,156
      3,572  COASTAL CORPORATION                                    315,452
     57,593  EXXON MOBIL CORPORATION                              5,006,991
      4,233  PHILLIPS PETROLEUM COMPANY                             240,752

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000                     VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                 VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
     35,539  ROYAL DUTCH PETROLEUM COMPANY
             ADR                                               $  2,152,331
      1,425  SUNOCO INCORPORATED                                     48,005
      9,155  TEXACO INCORPORATED                                    568,754
      2,429  TOSCO CORPORATION                                       82,434
      4,033  UNOCAL CORPORATION                                     156,027
      5,189  USX-MARATHON GROUP
             INCORPORATED                                           143,995

                                                                 10,062,131
                                                               ------------
PRIMARY METAL INDUSTRIES - 0.30%
      5,401  ALCAN ALUMINUM LIMITED                                 184,647
     14,341  ALCOA INCORPORATED                                     480,424
      1,343  ALLEGHENY TECHNOLOGIES
             INCORPORATED                                            21,320
      2,112  ENGELHARD CORPORATION                                   43,032
      1,333  NUCOR CORPORATION                                       52,903
      1,537  USX-U.S. STEEL GROUP
             INCORPORATED                                            27,666
      1,436  WORTHINGTON INDUSTRIES
             INCORPORATED                                            11,578

                                                                    821,570
                                                               ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.82%
      1,118  AMERICAN GREETINGS CORPORATION
             CLASS A                                                 10,551
      1,449  DOW JONES & COMPANY
             INCORPORATED                                            82,050
      4,391  GANNETT COMPANY INCORPORATED                           276,907
      1,259  KNIGHT-RIDDER INCORPORATED                              71,606
      3,243  MCGRAW-HILL INCORPORATED                               190,121
        813  MEREDITH CORPORATION                                    26,168
      2,707  NEW YORK TIMES COMPANY CLASS A                         108,449
      2,068  R.R. DONNELLEY & SONS COMPANY                           55,836
      5,028  TRIBUNE COMPANY                                        212,433
     25,099  VIACOM INCORPORATED CLASS B
             [::]                                                 1,173,378

                                                                  2,207,499
                                                               ------------
RAILROAD TRANSPORTATION - 0.21%
      6,577  BURLINGTON NORTHERN SANTA FE
             CORPORATION                                            186,211
      3,613  CSX CORPORATION                                         93,712
      6,408  NORFOLK SOUTHERN CORPORATION                            85,307
      4,125  UNION PACIFIC CORPORATION                              209,344

                                                                    574,574
                                                               ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.15%
      1,177  COOPER TIRE & RUBBER COMPANY                            12,506
      2,610  GOODYEAR TIRE & RUBBER COMPANY                          60,004
      4,498  NIKE INCORPORATED CLASS B                              251,045
        926  REEBOK INTERNATIONAL LIMITED
             [::]                                                    25,317
      1,402  SEALED AIR CORPORATION [::]                             42,761
      1,005  TUPPERWARE CORPORATION                                  20,540

                                                                    412,173
                                                               ------------

VARIABLE TRUST                     PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                 VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.40%
      1,791  BEAR STEARNS COMPANIES
             INCORPORATED                                      $     90,781
     22,952  CHARLES SCHWAB CORPORATION                             651,263
      4,057  FRANKLIN RESOURCES
             INCORPORATED                                           154,572
      3,984  LEHMAN BROTHERS HOLDING
             INCORPORATED                                           269,418
     13,360  MERRILL LYNCH & COMPANY
             INCORPORATED                                           910,985
     18,592  MORGAN STANLEY DEAN WITTER &
             COMPANY                                              1,473,416
      3,725  STILWELL FINANCIAL
             INCORPORATED                                           146,905
      2,004  T. ROWE PRICE GROUP
             INCORPORATED                                            84,700

                                                                  3,782,040
                                                               ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.29%
     15,003  CORNING INCORPORATED                                   792,346
                                                               ------------
TOBACCO PRODUCTS - 0.63%
     36,850  PHILIP MORRIS COMPANIES
             INCORPORATED                                         1,621,400
      2,717  UST INCORPORATED                                        76,246

                                                                  1,697,646
                                                               ------------
TRANSPORTATION BY AIR - 0.19%
      2,488  AMR CORPORATION [::]                                    97,499
      2,047  DELTA AIRLINES INCORPORATED                            102,734
      8,312  SOUTHWEST AIRLINES COMPANY                             278,701
      1,113  US AIRWAYS GROUP INCORPORATED
             [::]                                                    45,146

                                                                    524,080
                                                               ------------
TRANSPORTATION EQUIPMENT - 1.50%
     14,750  BOEING COMPANY                                         973,500
      1,450  BRUNSWICK CORPORATION                                   23,834
      2,462  DANA CORPORATION                                        37,699
      9,375  DELPHI AUTOMOTIVE SYSTEMS
             CORPORATION                                            105,469
     31,090  FORD MOTOR COMPANY                                     728,672
      3,309  GENERAL DYNAMICS CORPORATION                           258,102
      9,052  GENERAL MOTORS CORPORATION                             461,086
      1,693  GOODRICH (B.F.) COMPANY                                 61,583
      5,043  HARLEY-DAVIDSON INCORPORATED                           200,459
     13,208  HONEYWELL INTERNATIONAL
             INCORPORATED                                           624,904
      1,470  ITT INDUSTRIES INCORPORATED                             56,963
        994  NAVISTAR INTERNATIONAL
             CORPORATION [::]                                        26,030
      1,191  NORTHROP GRUMMAN CORPORATION                            98,853
      1,278  PACCAR INCORPORATED                                     62,942
      3,085  ROCKWELL INTERNATIONAL
             CORPORATION                                            146,923
      2,386  TEXTRON INCORPORATED                                   110,949
      2,048  TRW INCORPORATED                                        79,360

                                                                  4,057,328
                                                               ------------
TRANSPORTATION SERVICES - 0.10%
      4,746  FEDEX CORPORATION [::]                                 189,650

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000                     VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                 VALUE
TRANSPORTATION SERVICES (continued)
      2,159  SABRE HOLDINGS CORPORATION                        $     93,107

                                                                    282,757
                                                               ------------
WATER TRANSPORTATION - 0.11%
      9,738  CARNIVAL CORPORATION                                   300,052
                                                               ------------
WHOLESALE TRADE-DURABLE GOODS - 0.96%
      2,888  GENUINE PARTS COMPANY                                   75,630
      1,565  GRAINGER (W.W.) INCORPORATED                            57,123
     23,051  JOHNSON & JOHNSON                                    2,421,796
        475  POTLATCH CORPORATION                                    15,942
      2,205  VISTEON CORPORATION                                     25,358

                                                                  2,595,849
                                                               ------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.81%
      1,141  BROWN-FORMAN CORPORATION                                75,877
      4,615  CARDINAL HEALTH INCORPORATED                           459,769
      4,726  MCKESSON HBOC INCORPORATED                             169,616
      8,262  SAFEWAY INCORPORATED [::]                              516,375
      2,216  SUPERVALU INCORPORATED                                  30,747
     11,070  SYSCO CORPORATION                                      332,100
      9,496  UNILEVER N.V. ADR                                      597,654

                                                                  2,182,138
                                                               ------------

                                                                194,413,016
TOTAL COMMON STOCK (COST $187,083,957)
                                                               ------------

PRINCIPAL                                    INTEREST RATE  MATURITY DATE
U.S. TREASURY OBLIGATIONS - 27.94%
U.S. TREASURY BILLS - 8.03%
$20,440,000  U.S. TREASURY BILLS                  5.82%{::}   02/01/01       20,343,257
  1,018,000  U.S. TREASURY BILLS                  5.52{::}    03/15/01        1,006,476
    375,000  U.S. TREASURY BILLS#                 5.66{::}    03/22/01          370,318

                                                                             21,720,051
                                                                           ------------
U.S. TREASURY BONDS - 19.91%
  1,720,000  U.S. TREASURY BONDS                  7.88        02/15/21        2,190,702
    980,000  U.S. TREASURY BONDS                  8.13        05/15/21        1,279,672
  1,670,000  U.S. TREASURY BONDS                  8.13        08/15/21        2,183,076
  3,800,000  U.S. TREASURY BONDS                  8.00        11/15/21        4,916,843
  1,310,000  U.S. TREASURY BONDS                  7.25        08/15/22        1,579,105
  1,510,000  U.S. TREASURY BONDS                  7.63        11/15/22        1,893,036
  2,540,000  U.S. TREASURY BONDS                  7.13        02/15/23        3,026,204
  3,590,000  U.S. TREASURY BONDS                  6.25        08/15/23        3,882,456
  1,870,000  U.S. TREASURY BONDS                  7.50        11/15/24        2,333,992
  2,420,000  U.S. TREASURY BONDS                  7.63        02/15/25        3,062,718
  2,320,000  U.S. TREASURY BONDS                  6.88        08/15/25        2,713,245
  2,080,000  U.S. TREASURY BONDS                  6.00        02/15/26        2,191,598
  3,010,000  U.S. TREASURY BONDS                  6.75        08/15/26        3,477,962

VARIABLE TRUST                     PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
U.S. TREASURY BONDS (continued)
$ 2,770,000  U.S. TREASURY BONDS                  6.50%       11/15/26     $  3,111,181
  3,700,000  U.S. TREASURY BONDS                  6.63        02/15/27        4,225,067
  1,960,000  U.S. TREASURY BONDS                  6.38        08/15/27        2,175,222
  3,810,000  U.S. TREASURY BONDS                  6.13        11/15/27        4,100,787
    720,000  U.S. TREASURY BONDS                  5.50        08/15/28          714,430
  1,920,000  U.S. TREASURY BONDS                  5.25        11/15/28        1,839,953
  1,040,000  U.S. TREASURY BONDS                  5.25        02/15/29          998,562
    520,000  U.S. TREASURY BONDS                  6.13        08/15/29          566,312
  1,200,000  U.S. TREASURY BONDS                  6.25        05/15/30        1,339,687

                                                                             53,801,810
                                                                           ------------

                                                                             75,521,861
TOTAL U.S. TREASURY OBLIGATIONS (COST
$70,822,766)
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $257,906,723)*                        99.87% $269,934,877
OTHER ASSETS AND LIABILITIES, NET            0.13       343,601
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $270,278,478
                                          -------  ------------

[::] NON-INCOME EARNING SECURITIES.
 **  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,117,319.
  #  SECURITIES PLEDGED AS COLLATERAL FOR FUTURE TRANSACTIONS.
{::} YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $259,465,922 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $37,351,240
GROSS UNREALIZED DEPRECIATION                       (26,882,285)
                                                    -----------
NET UNREALIZED APPRECIATION                         $10,468,955

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000                     VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
CORPORATE BONDS & NOTES - 64.53%
AMUSEMENT & RECREATION SERVICES - 0.52%
$  250,000  HOLLYWOOD PARK INCORPORATED            9.25%       02/15/07   $   252,500
   115,000  PARK PLACE ENTERTAINMENT               9.38        02/15/07       118,450

                                                                              370,950
                                                                          -----------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.12%
    90,000  D.R. HORTON INCORPORATED              10.00        04/15/06        89,550
                                                                          -----------
BUSINESS SERVICES - 1.70%
   500,000  FIRST DATA CORPORATION                 6.38        12/15/07       497,954
   700,000  ORACLE CORPORATION                     6.72        02/15/04       708,674
    55,000  PSINET INCORPORATED                   11.00        08/01/09        14,300

                                                                            1,220,928
                                                                          -----------
CHEMICALS & ALLIED PRODUCTS - 3.34%
   460,000  AMERICAN HOME PRODUCTS
            CORPORATION                            7.25        03/01/23       460,859
   375,000  GEORGIA GULF CORPORATION              10.38        11/01/07       350,625
   375,000  ICN PHARMACEUTICALS
            INCORPORATED                           9.25        08/15/05       380,625
 1,250,000  MERCK & COMPANY INCORPORATED           6.40        03/01/28     1,214,654

                                                                            2,406,763
                                                                          -----------
COMMUNICATIONS - 9.10%
   210,000  ADELPHIA COMMUNICATIONS               10.50        07/15/04       207,375
   325,000  BRITISH TELECOMMUNICATIONS PLC         7.63        12/15/05       328,881
   100,000  CHARTER COMMUNICATIONS
            HOLDINGS LLC                           8.63        04/01/09        90,750
   700,000  CLEAR CHANNEL COMMUNICATIONS
            INCORPORATED                           7.65        09/15/10       715,257
   450,000  CLEAR CHANNEL COMMUNICATIONS
            INCORPORATED                           7.25        10/15/27       409,398
   700,000  COMCAST CABLE COMMUNICATION            6.20        11/15/08       665,387
   120,000  CROWN CASTLE INTERNATIONAL
            CORPORATION                           10.75        08/01/11       124,800
   500,000  CSC HOLDINGS INCORPORATED              9.25        11/01/05       510,000
   200,000  CSC HOLDINGS INCORPORATED              9.88        05/15/06       204,000
   175,000  GLOBAL CROSSING HOLDINGS
            LIMITED                                9.63        05/15/08       164,500
   500,000  LCI INTERNATIONAL INCORPORATED
            (QWEST)                                7.25        06/15/07       505,561
   180,000  MCLEODUSA INCORPORATED                 9.25        07/15/07       164,700
   110,000  NEXTEL COMMUNICATIONS                  9.38        11/15/09       102,575
   250,000  ROGERS CANTEL INCORPORATED             8.80        10/01/07       250,000
   500,000  SPRINT CAPITAL CORPORATION             6.13        11/15/08       445,922
   600,000  TELE-COMMUNICATIONS
            INCORPORATED                           9.80        02/01/12       696,904
    65,000  VOICESTREAM WIRELESS
            CORPORATION                           10.38        11/15/09        69,631
   875,000  WORLDCOM INCORPORATED                  8.00        05/15/06       890,258

                                                                            6,545,899
                                                                          -----------
DEPOSITORY INSTITUTIONS - 8.97%
 1,250,000  ABN AMRO BANK CHICAGO                  7.13        06/18/07     1,269,688
   500,000  BANK UNITED                            8.00        03/15/09       500,058
   500,000  BANKBOSTON CORPORATION                 6.88        07/15/03       504,672
   500,000  BANKERS TRUST NEW YORK COMPANY         7.38        05/01/08       507,989
 1,000,000  CHASE MANHATTAN CORPORATION            7.00        11/15/09       995,474

VARIABLE TRUST                     PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
DEPOSITORY INSTITUTIONS (continued)
$1,000,000  HSBC USA                               6.63%       03/01/09   $   983,274
   500,000  PNC BANK CORPORATION                   6.50        05/01/08       486,039
   700,000  POPULAR NORTH AMERICAN                 6.63        01/15/04       694,993
   500,000  SOCIETY CORPORATION                    8.13        06/15/02       511,730

                                                                            6,453,917
                                                                          -----------
ELECTRIC, GAS & SANITARY SERVICES - 1.63%
   110,000  ALLIED WASTE NORTH AMERICA             7.88        01/01/09       102,025
   500,000  NRG ENERGY INCORPORATED                8.00        11/01/03       509,549
   600,000  REPUBLIC SERVICES INCORPORATED         7.13        05/15/09       565,248

                                                                            1,176,822
                                                                          -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT -
3.28%
   315,000  CALPINE CORPORATION                    8.63        08/15/10       305,077
   185,000  GENERAL ELECTRIC CAPITAL
            CORPORATION                            7.88        12/01/06       199,342
 1,592,000  GENERAL ELECTRIC CAPITAL
            CORPORATION                            8.63        06/15/08     1,803,058
    65,000  WILLIAMS COMMUNICATIONS GROUP
            INCORPORATED                          11.70        08/01/08        52,000

                                                                            2,359,477
                                                                          -----------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.79%
   500,000  LOCKHEED MARTIN CORPORATION            8.50        12/01/29       567,403
                                                                          -----------
FOOD & KINDRED PRODUCTS - 2.40%
 1,142,000  ANHEUSER-BUSCH COMPANIES               9.00        12/01/09     1,349,283
   365,000  CANANDAIGUA BRANDS                     8.63        08/01/06       371,388

                                                                            1,720,671
                                                                          -----------
FOOD STORES - 0.34%
   270,000  MARSH SUPERMARKET INCORPORATED         8.88        08/01/07       244,350
                                                                          -----------
FURNITURE & FIXTURES - 0.51%
   375,000  LEAR CORPORATION                       8.25        02/01/02       367,500
                                                                          -----------
GENERAL MERCHANDISE STORES - 1.31%
   900,000  WAL-MART STORES INCORPORATED           6.88        08/10/09       940,401
                                                                          -----------
HEALTH SERVICES - 0.38%
   205,000  HCA - THE HEALTHCARE COMPANY           8.75        09/01/10       216,472
    55,000  TENET HEALTHCARE CORPORATION           8.13        12/01/08        55,550

                                                                              272,022
                                                                          -----------
HOLDING & OTHER INVESTMENT OFFICES - 2.09%
   750,000  ERP OPERATING LIMITED
            PARTNERSHIP                            7.95        04/15/02       760,935
   750,000  SPIEKER PROPERTIES LIMITED
            PARTNERSHIP                            7.25        05/01/09       745,048

                                                                            1,505,983
                                                                          -----------
HOTELS, LODGING - 0.04%
    30,000  FELCOR LODGING                         9.50        09/15/08        29,700
                                                                          -----------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.68%
   125,000  HOST MARRIOT LIMITED
            PARTNERSHIP ++                         9.25        10/01/07       124,375

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000                     VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES (continued)
$  375,000  STATION CASINOS                        8.88%       12/01/08   $   367,500

                                                                              491,875
                                                                          -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.69%
   130,000  AES DRAX ENERGY LIMITED ++            11.50        08/30/10       138,450
 1,050,000  DELL COMPUTER CORPORATION              7.10        04/15/28       944,330
   825,000  HEWLETT-PACKARD COMPANY                7.15        06/15/05       852,252

                                                                            1,935,032
                                                                          -----------
INSURANCE CARRIERS - 1.76%
 1,075,000  AMBAC INCORPORATED                     9.38        08/01/11     1,268,600
                                                                          -----------
MISCELLANEOUS RETAIL - 0.65%
   500,000  STAPLES INCORPORATED                   7.13        08/15/07       467,877
                                                                          -----------
NONDEPOSITORY CREDIT INSTITUTIONS - 3.99%
   600,000  CIT GROUP INCORPORATED                 7.63        08/16/05       610,413
 1,350,000  COUNTRYWIDE CREDIT INDUSTRIES
            INCORPORATED                           6.25        04/15/09     1,259,385
 1,000,000  FORD MOTOR CREDIT COMPANY              7.38        10/28/09       999,080

                                                                            2,868,878
                                                                          -----------
OIL & GAS EXTRACTION - 1.84%
   700,000  CANADIAN OCCIDENTAL PETROLEUM          7.13        02/04/04       702,902
   150,000  GULF CANADA RESOURCES LIMITED          9.25        01/15/04       151,125
   100,000  OCEAN ENERGY INCORPORATED              8.88        07/15/07       103,000
   100,000  PIONEER NATURAL RESOURCE
            COMPANY                                9.63        04/01/10       106,756
   150,000  SNYDER OIL CORPORATION                 8.75        06/15/07       155,625
   100,000  VINTAGE PETROLEUM INCORPORATED         9.00        12/15/05       101,750

                                                                            1,321,158
                                                                          -----------
PAPER & ALLIED PRODUCTS - 0.18%
   125,000  TEMBEC FINANCE CORPORATION             9.88        09/30/05       127,500
                                                                          -----------
PETROLEUM REFINING & RELATED INDUSTRIES - 2.94%
 1,430,000  AMOCO COMPANY                          6.50        08/01/07     1,445,870
   500,000  COASTAL CORPORATION                    6.95        06/01/28       465,810
   200,000  TOSCO CORPORATION                      7.80        01/01/27       207,629

                                                                            2,119,309
                                                                          -----------
PRIMARY METAL INDUSTRIES - 0.06%
    45,000  AK STEEL CORPORATION                   9.13        12/15/06        42,863
                                                                          -----------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.94%
   280,000  GARDEN STATE NEWSPAPERS                8.75        10/01/09       243,600
   170,000  HOLLINGER INTERNATIONAL
            PUBLISHING                             9.25        03/15/07       170,000
   255,000  NEWS AMERICA HOLDINGS                  8.88        04/26/23       264,459

                                                                              678,059
                                                                          -----------
RAILROAD TRANSPORTATION - 0.46%
   325,000  KANSAS CITY SOUTHERN                   9.50        10/01/08       333,125
                                                                          -----------

VARIABLE TRUST                     PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
REAL ESTATE - 0.92%
$  650,000  EOP OPERATING LIMITED
            PARTNERSHIP                            7.75%       11/15/07   $   663,426
                                                                          -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.36%
 1,400,000  CITIGROUP INCORPORATED                 7.25        10/01/10     1,442,519
 1,000,000  GOLDMAN SACHS GROUP
            INCORPORATED                           6.65        05/15/09       976,745

                                                                            2,419,264
                                                                          -----------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.16%
   190,000  OWENS-ILLINOIS INCORPORATED            7.85        05/15/04       114,000
                                                                          -----------
TRANSPORTATION BY AIR - 1.83%
 1,360,713  CONTINENTAL AIRLINES                   6.55        02/02/19     1,320,096
                                                                          -----------
TRANSPORTATION EQUIPMENT - 5.09%
 1,400,000  DAIMLER CHRYSLER                       7.40        01/20/05     1,405,992
 1,350,000  GENERAL MOTORS ACCEPTANCE
            CORPORATION                            7.75        01/19/10     1,391,080
   800,000  HONEYWELL INTERNATIONAL
            INCORPORATED                           7.50        03/01/10       863,242

                                                                            3,660,314
                                                                          -----------
WHOLESALE TRADE-DURABLE GOODS - 0.46%
   375,000  RUSSEL METALS INCORPORATED            10.00        06/01/09       330,000
                                                                          -----------

                                                                           46,433,712
TOTAL CORPORATE BONDS & NOTES (COST
$45,287,156)
                                                                          -----------
FOREIGN BONDS - 1.90% (A)
    35,000  COLT TELECOM (EURO)                    7.63        12/15/09        30,149
    55,000  ENERGIS PLC (BRITISH POUND)            9.13        03/15/10        74,330
    70,000  EXODUS COMMUNICATIONS
            INCORPORATED (EURO)                   11.38        07/15/08        60,462
    70,000  KPN QWEST BV (EURO)                    7.13         06/1/09        57,504
    70,000  NTL COMMUNICATIONS CORPORATION
            (EURO)                                 9.88        11/15/09        55,204
 1,000,000  PROVIDENCE OF MANITOBA                 7.50        02/22/10     1,092,359

                                                                            1,370,008
TOTAL FOREIGN BONDS (COST $1,319,325)
                                                                          -----------
MUNICIPAL NOTES - 0.28%
EDUCATION FACILITIES REVENUE - 0.28%
   200,000  DENVER COLORADO CITY AND
            COUNTY SCHOOL DISTRICT #1
            EDUCATIONAL FACILITIES REVENUE
            BONDS TAXABLE PENSION SCHOOL
            FACILITIES LEASE AMBAC INSURED         6.49        12/15/02       202,112
                                                                          -----------

                                                                              202,112
TOTAL MUNICIPAL NOTES (COST $199,848)
                                                                          -----------
U.S. GOVERNMENT AGENCY SECURITIES - 3.03%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.45%
   300,000  FHLMC                                  7.10        04/10/07       319,853
                                                                          -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.37%
   446,967  FNMA #449466                           6.50        11/01/28       440,683
   435,395  FNMA #454390                           6.00        12/01/28       421,245
   868,707  FNMA #455607                           6.00        12/01/28       840,474

                                                                            1,702,402
                                                                          -----------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000                     VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATON - 0.21%
$  148,098  GNMA #445071                           7.50%       01/15/27   $   150,551
                                                                          -----------

                                                                            2,172,806
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(COST $2,113,689)
                                                                          -----------
U.S. TREASURY SECURITIES - 21.42%
 2,975,000  U.S. TREASURY BONDS                    6.50        02/15/10     3,255,994
 1,000,000  U.S. TREASURY BONDS                   12.00        08/15/13     1,411,719
   200,000  U.S. TREASURY BONDS                   11.25        02/15/15       312,547
   300,000  U.S. TREASURY BONDS                    8.88        02/15/19       412,235
   500,000  U.S. TREASURY BONDS                    8.13        08/15/19       646,287
 2,500,000  U.S. TREASURY BONDS                    8.13        08/15/21     3,268,078
   750,000  U.S. TREASURY BONDS                    5.25        11/15/28       718,732
 4,250,000  U.S. TREASURY BONDS                    5.25        02/15/29     4,080,663
 1,200,000  U.S. TREASURY BONDS                    6.13        08/15/29     1,306,874

                                                                           15,413,129
TOTAL U.S. TREASURY SECURITIES (COST
$14,232,796)
                                                                          -----------
REPURCHASE AGREEMENTS - 6.64%
 3,483,000  GOLDMAN SACHS & COMPANY POOLED
            REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                  5.98        01/02/01     3,483,000
 1,298,000  J.P. MORGAN SECURITIES
            REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                  5.95        01/02/01     1,298,000

                                                                            4,781,000
TOTAL REPURCHASE AGREEMENTS (COST
$4,781,000)
                                                                          -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $67,933,814)*                         97.80% $70,372,767
OTHER ASSETS AND LIABILITIES, NET            2.20    1,584,473
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $71,957,240
                                          -------  -----------

(a) FOREIGN BOND PRINCIPAL IS DENOMINATED IN U.S. DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.
 ++ REPRESENTS SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY ONLY BE SOLD TO OTHER QUALIFIED INSTITUTIONAL BUYERS AND ARE CONSIDERED LIQUID BY THE ADVISER PURSUANT TO GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $67,955,429 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $2,742,364
GROSS UNREALIZED DEPRECIATION                        (325,026)
                                                    ---------
NET UNREALIZED APPRECIATION                         $2,417,338

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE TRUST                     PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                 VALUE
COMMON STOCK - 98.38%
BUSINESS SERVICES - 2.48%
   103,200  IMS HEALTH INCORPORATED                           $  2,786,400
     5,160  SYNAVANT INCORPORATED [::]                              24,188

                                                                 2,810,588
                                                              ------------
CHEMICALS & ALLIED PRODUCTS - 14.21%
    55,600  AMERICAN HOME PRODUCTS
            CORPORATION                                          3,533,380
    45,090  E.I. DU PONT DE NEMOURS &
            COMPANY                                              2,178,410
    35,360  MERCK & COMPANY INCORPORATED                         3,310,580
    68,440  PFIZER INCORPORATED                                  3,148,240
    35,650  PROCTER & GAMBLE COMPANY                             2,796,296
    31,394  ROHM & HAAS COMPANY                                  1,139,995

                                                                16,106,901
                                                              ------------
COMMUNICATIONS - 3.20%
    79,397  AT&T CORPORATION                                     1,374,561
     6,221  AVAYA INCORPORATED [::]                                 64,154
    43,749  VERIZON COMMUNICATIONS
            INCORPORATED                                         2,192,918

                                                                 3,631,633
                                                              ------------
DEPOSITORY INSTITUTIONS - 4.28%
    20,465  J.P. MORGAN & COMPANY
            INCORPORATED                                         3,386,958
    50,000  U.S. BANCORP                                         1,459,375

                                                                 4,846,333
                                                              ------------
EATING & DRINKING PLACES - 1.60%
    53,450  MCDONALD'S CORPORATION                               1,817,300
                                                              ------------
ELECTRIC, GAS & SANITARY SERVICES - 4.24%
    31,830  PUBLIC SERVICE ENTERPRISE
            GROUP INCORPORATED                                   1,547,734
    73,603  TXU CORPORATION                                      3,261,533

                                                                 4,809,267
                                                              ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 7.26%
    46,170  EMERSON ELECTRIC COMPANY                             3,638,773
    57,480  GENERAL ELECTRIC COMPANY                             2,755,448
    74,660  LUCENT TECHNOLOGIES
            INCORPORATED                                         1,007,910
    41,000  MOTOROLA INCORPORATED                                  830,250

                                                                 8,232,381
                                                              ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 2.25%
    32,935  DUN & BRADSTREET CORPORATION
            [::]                                                   852,193
    65,870  MOODY'S CORPORATION                                  1,692,036

                                                                 2,544,229
                                                              ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT -
2.37%
    89,670  FORTUNE BRANDS INCORPORATED                          2,690,100
                                                              ------------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000                     VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                 VALUE
FOOD & KINDRED PRODUCTS - 6.39%
   102,440  PEPSICO INCORPORATED                              $  5,077,182
    88,200  SARA LEE CORPORATION                                 2,166,413

                                                                 7,243,595
                                                              ------------
GENERAL MERCHANDISE STORES - 5.67%
    21,918  J.C. PENNEY COMPANY
            INCORPORATED                                           238,358
    72,957  MAY DEPARTMENT STORES COMPANY                        2,389,342
    33,080  SEARS ROEBUCK & COMPANY                              1,149,530
    82,140  TARGET CORPORATION                                   2,649,015

                                                                 6,426,245
                                                              ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.77%
    76,900  HEWLETT-PACKARD COMPANY                              2,427,156
    35,000  IBM CORPORATION                                      2,975,000

                                                                 5,402,156
                                                              ------------
INSURANCE CARRIERS - 9.25%
    57,093  AEGON NV ADR                                         2,365,791
    32,470  AMERICAN GENERAL CORPORATION                         2,646,305
   100,840  ST. PAUL COMPANIES
            INCORPORATED                                         5,476,872

                                                                10,488,968
                                                              ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 1.69%
    15,618  AGILENT TECHNOLOGIES
            INCORPORATED [::]                                      855,086
    26,835  EASTMAN KODAK COMPANY                                1,056,628

                                                                 1,911,714
                                                              ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.95%
    80,768  TYCO INTERNATIONAL LIMITED                           4,482,624
                                                              ------------
MOTION PICTURES - 0.89%
    35,000  WALT DISNEY COMPANY                                  1,012,813
                                                              ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 2.57%
    53,070  AMERICAN EXPRESS COMPANY                             2,915,533
                                                              ------------
OIL & GAS EXTRACTION - 2.00%
    28,310  SCHLUMBERGER LIMITED                                 2,263,031
                                                              ------------
PAPER & ALLIED PRODUCTS - 2.80%
    26,332  MINNESOTA MINING AND
            MANUFACTURING COMPANY                                3,173,006
                                                              ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 7.34%
    39,459  BP AMOCO PLC ADR                                     1,889,100
    19,625  CHEVRON CORPORATION                                  1,657,086
    41,157  EXXON MOBIL CORPORATION                              3,578,086
    19,760  ROYAL DUTCH PETROLEUM COMPANY
            -NY REGISTERED SHARES                                1,196,715

                                                                 8,320,987
                                                              ------------

VARIABLE TRUST                     PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                 VALUE
TOBACCO PRODUCTS - 2.30%
    59,220  PHILIP MORRIS COMPANIES
            INCORPORATED                                      $  2,605,680
                                                              ------------
TRANSPORTATION EQUIPMENT - 4.43%
    50,783  HONEYWELL INTERNATIONAL
            INCORPORATED                                         2,402,671
    33,280  UNITED TECHNOLOGIES
            CORPORATION                                          2,616,640

                                                                 5,019,311
                                                              ------------
WHOLESALE TRADE-DURABLE GOODS - 2.44%
    26,310  JOHNSON & JOHNSON                                    2,764,194
                                                              ------------

                                                               111,518,589
TOTAL COMMON STOCK (COST $95,840,387)
                                                              ------------

PRINCIPAL                                   INTEREST RATE  MATURITY DATE
REPURCHASE AGREEMENTS - 1.85%
$2,096,064  GOLDMAN SACHS & COMPANY POOLED
            REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES (COST
            $2,096,064)                          6.35%        1/02/01        2,096,064
                                                                          ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $97,936,451)*                        100.23% $113,614,653
OTHER ASSETS AND LIABILITIES, NET           (0.23)     (264,156)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $113,350,497
                                          -------  ------------

[::] NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $97,982,240 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $24,658,168
GROSS UNREALIZED DEPRECIATION                       (9,025,755)
                                                    ----------
NET UNREALIZED APPRECIATION                         $15,632,413

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000                     VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST EQUITY VALUE FUND
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                 VALUE
COMMON STOCK - 93.01%
APPAREL & ACCESSORY STORES - 0.37%
    10,150  LIMITED INCORPORATED                              $   173,184
                                                              -----------
BUILDING MATERIALS HARDWARE GARDEN SUPPLY & MOBILE HOME DEALERS - 1.10%
    11,650  LOWE'S COMPANIES INCORPORATED                         518,425
                                                              -----------
BUSINESS SERVICES - 1.00%
     8,150  ELECTRONIC DATA SYSTEMS
            CORPORATION                                           470,663
                                                              -----------
CHEMICALS & ALLIED PRODUCTS - 4.55%
     6,600  ABBOTT LABORATORIES                                   319,687
    10,850  AIR PRODUCTS AND CHEMICALS
            INCORPORATED                                          444,850
     7,850  AMERICAN HOME PRODUCTS
            CORPORATION                                           498,867
     4,650  BRISTOL-MYERS SQUIBB COMPANY                          343,809
     7,850  DOW CHEMICAL COMPANY                                  287,506
     3,350  TEVA PHARMACEUTICAL INDUSTRIES
            LIMITED ADR                                           245,388

                                                                2,140,107
                                                              -----------
COMMUNICATIONS - 8.59%
    15,350  ALLTEL CORPORATION                                    958,416
    14,600  BELLSOUTH CORPORATION                                 597,688
    29,012  SBC COMMUNICATIONS
            INCORPORATED                                        1,385,323
    21,860  VERIZON COMMUNICATIONS                              1,095,733

                                                                4,037,160
                                                              -----------
DEPOSITORY INSTITUTIONS - 10.55%
     8,500  BANK OF NEW YORK COMPANY
            INCORPORATED                                          469,094
    51,041  CITIGROUP INCORPORATED                              2,606,281
     7,375  FIFTH THIRD BANCORP                                   440,656
    15,250  MELLON FINANCIAL CORPORATION                          750,109
     9,500  PNC FINANCIAL SERVICES GROUP                          694,094

                                                                4,960,234
                                                              -----------
EATING & DRINKING PLACES - 1.19%
     6,650  MCDONALD'S CORPORATION                                226,100
    12,750  WENDY'S INTERNATIONAL
            INCORPORATED                                          334,688

                                                                  560,788
                                                              -----------
ELECTRIC, GAS & SANITARY SERVICES - 1.89%
    14,500  SOUTHERN COMPANY                                      482,125
    10,150  WILLIAMS COMPANIES
            INCORPORATED                                          405,366

                                                                  887,491
                                                              -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER
EQUIPMENT - 4.92%
    10,100  ANALOG DEVICES INCORPORATED
            [::]                                                  516,994
    25,350  CYPRESS SEMICONDUCTOR
            CORPORATION [::]                                      499,078
    20,869  KONINKLIJKE (ROYAL) PHILIPS
            ELECTRONICS NV - NY SHARES                            756,501
    21,150  MOLEX INCORPORATED CLASS A                            538,003

                                                                2,310,576
                                                              -----------

VARIABLE TRUST                     PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST EQUITY VALUE FUND
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                 VALUE
FOOD & KINDRED PRODUCTS - 2.30%
     9,400  ANHEUSER-BUSCH COMPANIES
            INCORPORATED                                      $   427,700
    13,150  PEPSICO INCORPORATED                                  651,747

                                                                1,079,447
                                                              -----------
FOOD STORES - 1.67%
    28,950  KROGER COMPANY [::]                                   783,459
                                                              -----------
GENERAL MERCHANDISE STORES - 1.93%
    25,900  FAMILY DOLLAR STORES
            INCORPORATED                                          555,231
    10,850  TARGET CORPORATION                                    349,913

                                                                  905,144
                                                              -----------
HEALTH SERVICES - 1.04%
    11,000  TENET HEALTHCARE CORPORATION                          488,813
                                                              -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.14%
    14,300  IBM CORPORATION                                     1,215,500
     2,225  MINNESOTA MINING AND
            MANUFACTURING COMPANY                                 268,113
     5,900  UNITED TECHNOLOGIES
            CORPORATION                                           463,887

                                                                1,947,500
                                                              -----------
INSURANCE AGENTS BROKERS & SERVICE - 1.44%
     5,775  MARSH & MCLENNAN COMPANIES
            INCORPORATED                                          675,675
                                                              -----------
INSURANCE CARRIERS - 7.79%
    18,018  AMERICAN INTERNATIONAL GROUP
            INCORPORATED                                        1,775,899
     3,600  CIGNA CORPORATION                                     476,280
    14,650  HARTFORD FINANCIAL SERVICES
            GROUP                                               1,034,656
    14,400  HEALTH NET INCORPORATED [::]                          377,100

                                                                3,663,935
                                                              -----------
LOCAL & SUBURBAN TRANSIT & INTERURBAN HIGHWAY PASSENGER TRANSPORTATION -
0.61%
     9,650  CANADIAN NATIONAL RAILWAY
            COMPANY                                               286,484
                                                              -----------
MEASURING ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC MEDICAL &
OPTICAL GOODS - 3.56%
    11,100  AGILENT TECHNOLOGIES
            INCORPORATED [::]                                     607,725
     6,600  BAXTER INTERNATIONAL
            INCORPORATED                                          582,863
    21,055  GENERAL MOTORS CLASS H [::]                           484,265

                                                                1,674,853
                                                              -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.82%
    23,900  TYCO INTERNATIONAL LIMITED                          1,326,450
                                                              -----------
MISCELLANEOUS RETAIL - 2.58%
    14,350  COSTCO WHOLESALE CORPORATION
            [::]                                                  573,103
    10,700  CVS CORPORATION                                       641,331

                                                                1,214,434
                                                              -----------
MOTION PICTURES - 0.75%
    12,100  WALT DISNEY COMPANY                                   350,144
                                                              -----------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000                     VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST EQUITY VALUE FUND
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                 VALUE
NONDEPOSITORY CREDIT INSTITUTIONS - 6.26%
     8,100  CAPITAL ONE FINANCIAL
            CORPORATION                                       $   533,081
    14,150  FEDERAL HOME LOAN MORTGAGE
            CORPORATION                                           974,581
    16,350  HOUSEHOLD INTERNATIONAL
            INCORPORATED                                          899,250
     7,850  USA EDUCATION INCORPORATED                            533,800

                                                                2,940,712
                                                              -----------
OIL & GAS EXTRACTION - 4.65%
     5,150  ANADARKO PETROLEUM CORPORATION                        366,062
     5,450  APACHE CORPORATION                                    381,841
     6,300  B.J. SERVICES COMPANY [::]                            433,912
     3,650  ENRON CORPORATION                                     303,406
    13,050  ENSCO INTERNATIONAL
            INCORPORATED                                          444,516
     9,050  GLOBAL MARINE INCORPORATED
            [::]                                                  256,794

                                                                2,186,531
                                                              -----------
PAPER & ALLIED PRODUCTS - 0.94%
     6,250  KIMBERLY-CLARK CORPORATION                            441,813
                                                              -----------
PETROLEUM REFINING & RELATED INDUSTRIES - 4.36%
     6,000  COASTAL CORPORATION                                   529,875
     4,450  CHEVRON CORPORATION                                   375,747
    13,177  EXXON MOBIL CORPORATION                             1,145,576

                                                                2,051,198
                                                              -----------
PRIMARY METAL INDUSTRIES - 0.89%
    12,550  ALCOA INCORPORATED                                    420,425
                                                              -----------
PRINTING PUBLISHING & ALLIED INDUSTRIES - 1.06%
    10,600  VIACOM INCORPORATED CLASS A
            [::]                                                  498,200
                                                              -----------
SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES - 4.24%
    11,800  LEHMAN BROTHERS HOLDING
            INCORPORATED                                          797,975
    15,100  MORGAN STANLEY DEAN WITTER                          1,196,675

                                                                1,994,650
                                                              -----------
TOBACCO PRODUCTS - 2.35%
    25,150  PHILIP MORRIS COMPANIES
            INCORPORATED                                        1,106,600
                                                              -----------
TRANSPORTATION EQUIPMENT - 2.23%
    14,538  FORD MOTOR COMPANY                                    340,734
     9,050  GENERAL DYNAMICS CORPORATION                          705,900

                                                                1,046,634
                                                              -----------
WHOLESALE TRADE-DURABLE GOODS - 1.24%
     5,550  JOHNSON & JOHNSON                                     583,097
                                                              -----------

                                                               43,724,826
TOTAL COMMON STOCK (COST $39,382,714)
                                                              -----------

VARIABLE TRUST                     PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST EQUITY VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE     VALUE
REPURCHASE AGREEMENTS - 6.86%
$1,362,000  GOLDMAN SACHS & COMPANY POOLED
            REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                5.98%       01/02/01     $ 1,362,000
 1,865,000  J.P. MORGAN SECURITIES
            INCORPORATED REPURCHASE
            AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                5.95        01/02/01       1,865,000

                                                                            3,227,000
TOTAL REPURCHASE AGREEMENTS (COST
$3,227,000)
                                                                          -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $42,609,714)*                         99.87% $46,951,826
OTHER ASSETS AND LIABILITIES NET             0.13       60,875
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $47,012,701
                                          -------  -----------

[::] NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $43,100,426 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $5,669,558
GROSS UNREALIZED DEPRECIATION                       (1,818,158)
                                                    ----------
NET UNREALIZED APPRECIATION                         $3,851,400

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000                     VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST GROWTH FUND
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                 VALUE
COMMON STOCK - 98.16%
APPAREL & ACCESSORY STORES - 1.16%
    13,600  GAP INCORPORATED                                  $    346,800
    14,400  KOHL'S CORPORATION [::]                                878,400

                                                                 1,225,200
                                                              ------------
BUILDING MATERIALS HARDWARE GARDEN SUPPLY & MOBILE HOME DEALERS - 1.44%
    23,550  HOME DEPOT INCORPORATED                              1,075,941
     9,950  LOWE'S COMPANIES INCORPORATED                          442,775

                                                                 1,518,716
                                                              ------------
BUSINESS SERVICES - 7.00%
    21,372  AMERICA ONLINE INCORPORATED
            [::]                                                   743,746
     5,700  BROADVISION INCORPORATED [::]                           67,331
     7,200  BROCADE COMMUNICATIONS SYSTEMS
            INCORPORATED [::]                                      661,050
    17,800  COMMERCE ONE INCORPORATED [::]                         450,563
     9,400  I2 TECHNOLOGIES INCORPORATED
            [::]                                                   511,125
    31,223  MICROSOFT CORPORATION [::]                           1,358,200
    37,500  ORACLE CORPORATION [::]                              1,089,844
     6,600  SIEBEL SYSTEMS INCORPORATED
            [::]                                                   447,150
    29,528  SUN MICROSYSTEMS INCORPORATED
            [::]                                                   823,093
    13,900  VERITAS SOFTWARE CORPORATION
            [::]                                                 1,216,250

                                                                 7,368,352
                                                              ------------
CHEMICALS & ALLIED PRODUCTS - 14.62%
    26,551  ABBOTT LABORATORIES                                  1,286,064
    15,400  CLOROX COMPANY                                         546,700
    24,700  COLGATE-PALMOLIVE COMPANY                            1,594,385
    15,100  ESTEE LAUDER COMPANIES
            INCORPORATED                                           661,569
    18,100  IMMUNEX CORPORATION [::]                               735,312
    17,488  LILLY (ELI) & COMPANY                                1,627,477
    16,467  MERCK & COMPANY INCORPORATED                         1,541,723
    86,287  PFIZER INCORPORATED                                  3,969,202
    17,300  PHARMACIA CORPORATION                                1,055,300
    14,400  PRAXAIR INCORPORATED                                   639,000
    10,672  PROCTER & GAMBLE COMPANY                               837,085
    15,690  SCHERING-PLOUGH CORPORATION                            890,408

                                                                15,384,225
                                                              ------------
COMMUNICATIONS - 3.60%
    24,600  360NETWORKS INCORPORATED [::]                          313,650
     8,600  NEXTEL COMMUNICATIONS
            INCORPORATED [::]                                      212,850
    15,400  QWEST COMMUNICATIONS
            INTERNATIONAL INCORPORATED
            [::]                                                   631,400
    47,052  SBC COMMUNICATIONS
            INCORPORATED                                         2,246,733
    21,300  XO COMMUNICATIONS INCORPORATED
            [::]                                                   379,406

                                                                 3,784,039
                                                              ------------
DEPOSITORY INSTITUTIONS - 5.59%
     6,971  CHASE MANHATTAN CORPORATION
            [::]                                                   316,745

VARIABLE TRUST                     PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST GROWTH FUND
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                 VALUE
DEPOSITORY INSTITUTIONS (continued)
    86,476  CITIGROUP INCORPORATED                            $  4,415,681
     9,200  FIFTH THIRD BANCORP                                    549,700
     8,900  GOLDEN WEST FINANCIAL
            CORPORATION                                            600,750

                                                                 5,882,876
                                                              ------------
ELECTRIC GAS & SANITARY SERVICES - 3.65%
    48,200  AES CORPORATION [::]                                 2,669,075
     7,900  CALPINE CORPORATION [::]                               355,994
    14,918  EDISON INTERNATIONAL                                   233,094
    14,590  WILLIAMS COMPANIES
            INCORPORATED                                           582,688

                                                                 3,840,851
                                                              ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER
EQUIPMENT - 10.49%
    10,900  CELESTICA INCORPORATED [::]                            591,325
   110,941  GENERAL ELECTRIC COMPANY                             5,318,234
    52,552  INTEL CORPORATION                                    1,589,698
     4,500  JUNIPER NETWORKS INCORPORATED
            [::]                                                   567,281
     6,200  MICRON TECHNOLOGY INCORPORATED
            [::]                                                   220,100
    20,646  NORTEL NETWORKS CORPORATION                            661,963
    11,900  QUALCOMM INCORPORATED [::]                             978,031
    14,600  SANMINA CORPORATION [::]                             1,118,725

                                                                11,045,357
                                                              ------------
ENGINEERING ACCOUNTING RESEARCH MANAGEMENT & RELATED SERVICES - 0.52%
    15,100  HALLIBURTON COMPANY                                    547,375
                                                              ------------
FOOD & KINDRED PRODUCTS - 3.22%
    27,800  ANHEUSER-BUSCH COMPANIES
            INCORPORATED                                         1,264,900
    20,160  COCA-COLA COMPANY                                    1,228,500
    18,000  PEPSICO INCORPORATED                                   892,125

                                                                 3,385,525
                                                              ------------
GENERAL MERCHANDISE STORES - 3.60%
    62,720  TARGET CORPORATION                                   2,022,720
    33,152  WAL-MART STORES INCORPORATED                         1,761,200

                                                                 3,783,920
                                                              ------------
HEALTH SERVICES - 1.34%
    16,100  HCA THE HEALTHCARE COMPANY                             708,561
    15,850  TENET HEALTHCARE CORPORATION                           704,334

                                                                 1,412,895
                                                              ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.60%
    57,010  CISCO SYSTEMS INCORPORATED
            [::]                                                 2,180,632
    44,196  EMC CORPORATION [::]                                 2,939,034
    11,498  HEWLETT PACKARD COMPANY                                362,906
    18,300  PALM INCORPORATED [::]                                 518,119

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000                     VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST GROWTH FUND
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                 VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
    12,000  UNITED TECHNOLOGIES
            CORPORATION                                       $    943,500

                                                                 6,944,191
                                                              ------------
INSURANCE AGENTS BROKERS & SERVICE - 0.69%
     6,200  MARSH & MCLENNAN COMPANIES.
            INCORPORATED                                           725,400
                                                              ------------
INSURANCE CARRIERS - 7.85%
    48,246  AMERICAN INTERNATIONAL GROUP
            INCORPORATED                                         4,755,246
    19,100  AXA FINANCIAL INCORPORATED                           1,067,212
    10,400  CIGNA CORPORATION                                    1,375,920
    19,600  ST. PAUL COMPANIES
            INCORPORATED                                         1,064,525

                                                                 8,262,903
                                                              ------------
MEASURING ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC MEDICAL &
OPTICAL GOODS - 2.36%
    13,067  BAXTER INTERNATIONAL
            INCORPORATED                                         1,153,980
    11,944  DANAHER CORPORATION                                    816,671
    12,300  JDS UNIPHASE CORPORATION [::]                          512,756

                                                                 2,483,407
                                                              ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.76%
    33,300  TYCO INTERNATIONAL LIMITED                           1,848,150
                                                              ------------
MISCELLANEOUS RETAIL - 0.34%
    16,200  BED BATH & BEYOND INCORPORATED
            [::]                                                   362,475
                                                              ------------
MOTION PICTURES - 0.58%
    11,600  TIME WARNER INCORPORATED                               605,984
                                                              ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 6.24%
    10,400  AMERICAN EXPRESS COMPANY                               571,350
    33,169  FEDERAL NATIONAL MORTGAGE
            ASSOCIATION                                          2,877,411
    40,481  HOUSEHOLD INTERNATIONAL
            INCORPORATED                                         2,226,455
    15,600  PROVIDIAN FINANCIAL
            CORPORATION                                            897,000

                                                                 6,572,216
                                                              ------------
OIL & GAS EXTRACTION - 2.72%
     6,700  BJ SERVICES COMPANY [::]                               461,462
    23,500  DIAMOND OFFSHORE DRILLING
            INCORPORATED                                           940,000
    11,900  ENRON CORPORATION                                      989,187
    10,161  TRANSOCEAN SEDCO FOREX
            INCORPORATED [::]                                      467,406

                                                                 2,858,055
                                                              ------------
PAPER & ALLIED PRODUCTS - 1.33%
    16,400  INTERNATIONAL PAPER COMPANY                            669,325
    10,400  KIMBERLY-CLARK CORPORATION                             735,176

                                                                 1,404,501
                                                              ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 6.13%
    10,445  CHEVRON CORPORATION                                    881,950
     9,900  COASTAL CORPORATION                                    874,294

VARIABLE TRUST                     PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST GROWTH FUND
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                 VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
    24,202  CONOCO INCORPORATED CLASS B                       $    700,345
    32,309  EXXON MOBIL CORPORATION                              2,808,864
    19,508  ROYAL DUTCH PETROLEUM COMPANY
            -NY REGISTERED SHARES                                1,181,453

                                                                 6,446,906
                                                              ------------
PRIMARY METAL INDUSTRIES - 1.24%
    39,000  ALCOA INCORPORATED                                   1,306,500
                                                              ------------
PRINTING PUBLISHING & ALLIED INDUSTRIES - 0.37%
     8,337  VIACOM INCORPORATED CLASS B
            [::]                                                   389,755
                                                              ------------
SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES - 1.90%
     7,900  GOLDMAN SACHS GROUP
            INCORPORATED                                           844,806
    14,604  MORGAN STANLEY DEAN WITTER &
            COMPANY                                              1,157,367

                                                                 2,002,173
                                                              ------------
STONE CLAY GLASS & CONCRETE PRODUCTS - 0.45%
     8,900  CORNING INCORPORATED                                   470,031
                                                              ------------
WHOLESALE TRADE-DURABLE GOODS - 1.37%
    13,773  JOHNSON & JOHNSON                                    1,447,026
                                                              ------------

                                                               103,309,004
TOTAL COMMON STOCK (COST $92,535,936)
                                                              ------------

PRINCIPAL                                   INTEREST RATE  MATURITY DATE
REPURCHASE AGREEMENTS - 3.12%
$1,314,000  GOLDMAN SACHS & COMPANY POOLED
            REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                5.98%       01/02/01        1,314,000
 1,968,000  J.P. MORGAN SECURITIES
            INCORPORATED - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                5.95        01/02/01        1,968,000

                                                                             3,282,000
TOTAL REPURCHASE AGREEMENTS (COST
$3,282,000)
                                                                          ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $95,817,936)*                        101.28% $106,591,004
OTHER ASSETS AND LIABILITIES NET            (1.28)   (1,342,653)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $105,248,351
                                          -------  ------------

[::] NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $96,198,003 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $20,340,024
GROSS UNREALIZED DEPRECIATION                       (9,947,023)
                                                    ----------
NET UNREALIZED APPRECIATION                         $10,393,001

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000                     VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES    SECURITY DESCRIPTION                                VALUE
COMMON STOCKS - 83.02%
AUSTRALIA - 2.68%
     700  BROKEN HILL PROPRIETARY
          COMPANY LIMITED (METALS &
          MINING)                                           $   14,700
   6,000  FOSTER'S BREWING GROUP LIMITED
          ADR (BEVERAGES, FOOD &
          TOBACCO)                                              15,735
     400  NEWS CORPORATION LIMITED
          (MEDIA - BROADCASTING &
          PUBLISHING)                                           12,900
     300  ONESTEEL LIMITED (PRIMARY
          METAL INDUSTRIES) [::]                                   158

                                                                43,493
                                                            ----------
BRAZIL - 1.43%
     200  ARACRUZ CELULOSE SA ADR
          (FOREST PRODUCTS & PAPER)                              2,987
     400  TELEFONICA SA (COMMUNICATIONS)
          [::]                                                  20,000

                                                                22,987
                                                            ----------
FINLAND - 1.07%
     400  NOKIA CORPORATION ADR
          (COMMUNICATIONS)                                      17,400
                                                            ----------
FRANCE - 11.94%
     600  AXA UAP (INSURANCE)                                   43,088
     100  CAP GEMINI SA (COMPUTER
          SOFTWARE & PROCESSING)                                16,129
   1,200  GROUPE DANONE ADR (BEVERAGES
          FOOD & TOBACCO)                                       36,840
     500  STMICROELECTRONICS NV
          (ELECTRONICS)                                         21,406
     200  SUEZ LYONNAISE DES EAUX
          (INDUSTRIAL - DIVERSIFIED)                            36,521
     400  TOTAL FINA ELF (OIL & GAS)                            29,075
     160  VIVENDI (INDUSTRIAL -
          DIVERSIFIED)                                          10,450

                                                               193,509
                                                            ----------
GERMANY - 8.20%
     100  ALLIANZ AG (INSURANCE)                                37,619
     200  DEUTSCHE BANK AG - REG
          (BANKING)                                             16,673
     300  E.ON AG ADR (INDUSTRIAL &
          COMMERCIAL MACHINERY &
          COMPUTER EQUIPMENT)                                   18,113
     200  INFINEON TECHNOLOGIES AG
          (ELECTRONICS) [::]                                     7,200
     500  METRO AG (RETAILERS)                                  23,001
   1,000  SGL CARBON AG (CHEMICALS) [::]                        17,250
     100  SIEMENS AG (INDUSTRIAL -
          DIVERSIFIED)                                          13,073

                                                               132,929
                                                            ----------
HONG KONG - 3.28%
   1,600  CHEUNG KONG HOLDINGS LIMITED
          (REAL ESTATE)                                         20,461
   3,000  CITIC PACIFIC LIMITED
          (INDUSTRIAL - DIVERSIFIED)                            10,634
     300  HSBC HOLDINGS PLC (BANKING)                           22,080

                                                                53,175
                                                            ----------
HUNGARY - 0.50%
     400  MAGYAR TAVKOZLESI RT ADR
          (MEDIA - BROADCASTING &
          PUBLISHING)                                            8,175
                                                            ----------
IRELAND - 4.43%
     700  ELAN CORPORATION PLC ADR
          (PHARMACEUTICALS) [::]                                32,769
     700  RYANAIR HOLDINGS PLC ADR
          (AIRLINES) [::]                                       38,981

                                                                71,750
                                                            ----------

VARIABLE TRUST                     PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES    SECURITY DESCRIPTION                                VALUE
ITALY - 3.58%
   4,000  BANCA INTESA SPA (BANKING)                        $   19,227
     300  ENI SPA (OIL & GAS)                                   19,294
     600  SAN PAOLO IMI SPA (BANKING)                           19,463

                                                                57,984
                                                            ----------
JAPAN - 11.31%
     300  FIJITSU LIMITED (ELECTRONICS)                         22,119
     500  FUJI PHOTO FILM ADR
          (PHOTOGRAPHIC EQUIPMENT)                              20,625
     200  NIKKO SECURITIES COMPANY
          LIMITED (FINANCIAL SERVICES)                          15,499
     400  NIPPON TELEGRAPH & TELEPHONE
          CORPORATION (COMMUNICATIONS)                          14,275
     100  NOMURA SECURITIES COMPANY
          LIMITED (FINANCIAL SERVICES)                          17,995
     100  OMRON CORPORATION
          (ELECTRONICS)                                         21,060
     100  SECOM COMPANY LIMITED
          (COMMERCIAL SERVICES)                                 13,047
     400  SEVEN ELEVEN JAPAN COMPANY
          LIMITED (RETAILERS)                                   22,767
     100  SONY CORPORATION (ELECTRONICS)                         6,975
     200  TOYOTA MOTOR COPORATION
          (AUTOMOTIVE)                                          12,590
   1,000  USHIO INCORPORATED
          (ELECTRONICS)                                         16,331

                                                               183,283
                                                            ----------
KOREA, REPUBLIC OF - 0.77%
     400  KOREA TELECOM CORPORATION SP
          ADR (COMMUNICATIONS)                                  12,400
                                                            ----------
MEXICO - 2.65%
     300  GRUPO TELEVISA SA SER CPO
          (MEDIA - BROADCASTING &
          PUBLISHING) [::]                                      13,481
     300  TELEFONOS DE MEXICO SA
          (COMMUNICATIONS)                                      13,538
     800  WALMART DE MEXICO (RETAILERS)
          [::]                                                  15,919

                                                                42,938
                                                            ----------
NETHERLANDS - 4.49%
     600  KONINKLIJKE AHOLD NV (FOOD
          RETAILERS)                                            19,500
     800  KONINKLIJKE PHILIPS
          ELECTRONICS NV (ELECTRONICS)                          29,000
     400  ROYAL DUTCH PETROLEUM COMPANY
          (OIL & GAS)                                           24,225

                                                                72,725
                                                            ----------
NORWAY - 0.82%
   1,000  PETROLEUM GEO-SERVICES ASA
          (OIL & GAS) [::]                                      13,313
                                                            ----------
SINGAPORE - 1.67%
     600  DBS GROUP HOLDINGS LIMITED
          (FINANCIAL SERVICES)                                  27,128
                                                            ----------
SPAIN - 1.11%
   1,700  BANCO SANTANDER CENTRAL
          HISPANO SA (BANKING)                                  17,956
                                                            ----------
SWEDEN - 0.90%
   1,300  TELFONAKTIEBOLAGET LM ERICSSON
          ADR (COMMUNICATIONS)                                  14,544
                                                            ----------
SWITZERLAND - 7.48%
     200  ADECCO SA (COMMERCIAL
          SERVICES)                                             15,640
      10  JULIUS BAER HOLDING AG
          (FINANCIAL SERVICES)                                  54,736

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000                     VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES    SECURITY DESCRIPTION                                VALUE
SWITZERLAND (continued)
     200  NESTLE SA (BEVERAGES FOOD &
          TOBACCO)                                          $   23,326
     600  NOVARTIS AG (PHARMACEUTICALS)                         26,850
      64  SYNGENTA AG ADR (CHEMICALS)
          [::]                                                     700

                                                               121,252
                                                            ----------
TAIWAN - 1.10%
   1,400  ASE TEST LIMITED (ELECTRONICS)
          [::]                                                  11,900
   2,000  RITEK CORPORATION GDR
          (ELECTRONICS) [::]                                     5,961

                                                                17,861
                                                            ----------
UNITED KINGDOM - 12.58%
     800  AMVESCAP PLC (FINANCIAL
          SERVICES)                                             34,800
     600  ARM HOLDINGS PLC ADR
          (ELECTRONICS) [::]                                    13,537
     300  BP AMOCO PLC ADR (OIL & GAS)                          14,363
     100  BRITISH TELECOMMUNICATIONS PLC
          (COMMUNICATIONS)                                       8,675
     400  DIAGEO PLC (BEVERAGES FOOD &
          TOBACCO)                                              17,750
     341  GLAXO SMITHKLINE PLC
          (CHEMICALS) [::]                                      19,118
   3,000  INVENSYS PLC (COMMERCIAL
          SERVICES)                                             14,027
     300  NDS GROUP PLC ADR (MEDIA -
          BROADCASTING & PUBLISHING)
          [::]                                                  16,388
   2,000  ROYAL BANK OF SCOTLAND GROUP
          PLC (BANKING)                                         47,264
     500  VODAFONE AIRTOUCH PLC
          (COMMUNICATIONS)                                      17,906

                                                               203,828
                                                            ----------
UNITED STATES OF AMERICA - 1.03%
     400  JDS UNIPHASE CORPORATION
          (SEMICONDUCTORS & FIBER
          OPTICS) [::]                                          16,675
                                                            ----------

                                                             1,345,305
TOTAL COMMON STOCKS (COST $1,449,207)
                                                            ----------

PRINCIPAL                                  INTEREST RATE  MATURITY DATE
SHORT TERM INSTRUMENTS - 14.10%
REPURCHASE AGREEMENT - 14.10%
$228,447   GOLDMAN SACHS & COMPANY
           REPURCHASE AGREEMENT - 102%
           COLLATERALIZED BY U.S.
           GOVERNMENT SECURITIES (COST
           $228,447)                            6.35%       01/02/01        228,447
                                                                         ----------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,677,654)*                          97.12% $1,573,752
OTHER ASSETS AND LIABILITIES, NET            2.88      46,735
                                          -------  ----------
TOTAL NET ASSETS                           100.00% $1,620,487
                                          -------  ----------

[::] NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $1,680,176 AND NET UNREALIZED DEPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $ 79,823
GROSS UNREALIZED DEPRECIATION                       (186,247)
                                                    --------
NET UNREALIZED DEPRECIATION                         $(106,424)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE TRUST                     PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                 VALUE
COMMON STOCK - 97.69%
BUILDING MATERIALS HARDWARE GARDEN SUPPLY & MOBILE HOME DEALERS - 5.88%
    15,900  FASTENAL COMPANY                                  $    872,512
   132,600  HOME DEPOT INCORPORATED                              6,058,162

                                                                 6,930,674
                                                              ------------
BUSINESS SERVICES - 20.97%
    40,400  AMERICA ONLINE INCORPORATED
            [::]                                                 1,405,920
    37,500  AUTOMATIC DATA PROCESSING
            INCORPORATED                                         2,374,219
    41,500  DST SYSTEMS INCORPORATED [::]                        2,780,500
    71,600  FIRST DATA CORPORATION                               3,772,425
    50,200  FISERV INCORPORATED [::]                             2,381,363
   141,300  IMS HEALTH INCORPORATED                              3,815,100
   103,600  MICROSOFT CORPORATION [::]                           4,506,600
    80,800  ORACLE CORPORATION [::]                              2,348,250
    28,300  SUNGARD DATA SYSTEMS
            INCORPORATED [::]                                    1,333,637

                                                                24,718,014
                                                              ------------
CHEMICALS & ALLIED PRODUCTS - 5.07%
   129,850  PFIZER INCORPORATED                                  5,973,100
                                                              ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS EXCEPT COMPUTER
EQUIPMENT - 10.29%
   166,800  INTEL CORPORATION                                    5,045,700
   111,600  NOKIA CORPORATION ADR                                4,854,600
   199,800  TELFONAKTIEBOLAGET LM ERICSSON
            SERIES B ADR                                         2,235,263

                                                                12,135,563
                                                              ------------
ENGINEERING ACCOUNTING RESEARCH MANAGEMENT & RELATED SERVICES - 4.16%
   100,950  PAYCHEX INCORPORATED                                 4,908,694
                                                              ------------
FINANCIAL - 1.78%
    16,900  STATE STREET CORPORATION                             2,099,149
                                                              ------------
FOOD & KINDRED PRODUCTS - 1.81%
    35,000  COCA-COLA COMPANY                                    2,132,812
                                                              ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 12.74%
   137,700  CISCO SYSTEMS INCORPORATED
            [::]                                                 5,267,025
    66,400  EMC CORPORATION [::]                                 4,415,600
   157,350  SOLECTRON CORPORATION [::]                           5,334,165

                                                                15,016,790
                                                              ------------
INSURANCE CARRIERS - 5.74%
    68,675  AMERICAN INTERNATIONAL GROUP
            INCORPORATED                                         6,768,780
                                                              ------------
MEASURING ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC MEDICAL &
OPTICAL GOODS - 6.74%
    27,400  JDS UNIPHASE CORPORATION [::]                        1,142,238
   112,675  MEDTRONIC INCORPORATED                               6,802,753

                                                                 7,944,991
                                                              ------------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000                     VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                 VALUE
MISCELLANEOUS RETAIL - 2.22%
    65,600  COSTCO WHOLESALE CORPORATION
            [::]                                              $  2,619,900
                                                              ------------
OIL & GAS EXTRACTION - 0.96%
    14,200  SCHLUMBERGER LIMITED                                 1,135,113
                                                              ------------
PERSONAL SERVICES - 2.76%
    61,200  CINTAS CORPORATION                                   3,255,075
                                                              ------------
PHARMACEUTICAL PREPARATIONS - 2.31%
    29,100  MERCK & COMPANY INCORPORATED                         2,724,487
                                                              ------------
SECURITY & COMMODITY BROKERS DEALERS EXCHANGES & SERVICES - 12.18%
   192,350  CHARLES SCHWAB CORPORATION                           5,457,931
    59,975  GOLDMAN SACHS GROUP
            INCORPORATED                                         6,413,577
    58,700  T. ROWE PRICE GROUP
            INCORPORATED                                         2,480,992

                                                                14,352,500
                                                              ------------
WHOLESALE TRADE-NONDURABLE GOODS - 2.08%
    24,600  CARDINAL HEALTH INCORPORATED                         2,450,775
                                                              ------------

                                                               115,166,417
TOTAL COMMON STOCK (COST $110,259,250)
                                                              ------------

PRINCIPAL   SECURITY DESCRIPTION            INTEREST RATE  MATURITY DATE
REPURCHASE AGREEMENTS - 2.44%
$2,878,223  GOLDMAN SACHS & COMPANY POOLED
            REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES (COST
            $2,878,223)                            6.35%       01/02/01       2,878,223
                                                                          -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $113,137,473)*                       100.13% $ 118,044,640
OTHER ASSETS AND LIABILITIES, NET           (0.13)      (159,488)
                                          -------  -------------
TOTAL NET ASSETS                           100.00% $ 117,885,152
                                          -------  -------------

[::] NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $113,144,339 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $19,289,487
GROSS UNREALIZED DEPRECIATION                       (14,389,186)
                                                    -----------
NET UNREALIZED APPRECIATION                         $ 4,900,301

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE TRUST                     PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST MONEY MARKET FUND
--------------------------------------------------------------------------------

                                            INTEREST  MATURITY
PRINCIPAL   SECURITY DESCRIPTION              RATE      DATE       VALUE
CERTIFICATES OF DEPOSIT - 9.42%
$1,200,000  ABN AMRO BANK CHICAGO              6.72%   2/12/01  $ 1,199,963
   500,000  CANADIAN IMPERIAL BANK OF
            COMMERCE                           6.57    1/29/01      499,989
 1,000,000  MERITA BANK                        6.09    7/03/01    1,000,049
 1,800,000  SOUTHTRUST BANK                    6.88     1/8/01    1,800,000
   500,000  U.S. BANK N.A.                     6.59    1/16/01      500,000

                                                                $ 5,000,001
TOTAL CERTIFICATES OF DEPOSIT (COST
$5,000,001)
                                                                -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.37%
   194,439  MERRILL LYNCH MORTGAGE
            INVESTORS INCORPORATED SERIES
            2000 CLASS A-2 (COST $194,439)     6.68   11/27/01      194,439
                                                                -----------
COMMERCIAL PAPER - 52.45%
 1,000,000  AMSTEL FUNDING CORPORATION         6.71{::}  2/12/01     992,483
   800,000  AMSTEL FUNDING CORPORATION         6.71{::}  2/13/01     793,840
 1,000,000  ATLANTIS ONE FUNDING
            CORPORATION                        6.74{::}  2/16/01     991,850
   120,000  BANK OF AMERICA CORPORATION        6.82{::}   2/9/01     119,166
   900,000  BAVARIA TRR CORPORATION            6.68{::}  4/17/01     883,088
   400,000  BEAR STEARNS & COMPANY
            INCORPORATED                       6.75{::}  5/30/01     389,427
 1,000,000  BILLS SECURITIZATION LIMITED       6.74{::}  2/14/01     992,147
   800,000  BILLS SECURITIZATION LIMITED       6.64{::}  3/20/01     788,947
   200,000  COMPASS SECURITIZATION LLC         6.81{::}  1/10/01     199,706
   700,000  CONDUIT ASSET BACKED
            SECURITIES LIMITED                 6.69{::}  1/25/01     697,057
 1,500,000  CROWN POINT CAPITAL COMPANY
            LLC                                6.56{::}   3/7/01   1,482,773
   500,000  GENERAL ELECTRIC CAPITAL
            INTERNATIONAL FUNDING              6.75{::}   2/2/01     497,189
   800,000  GENERAL ELECTRIC CAPITAL
            SERVICES INCORPORATED              6.75{::}  1/30/01     795,918
   450,000  GOLDMAN SACHS GROUP
            INCORPORATED                       6.74{::}   2/7/01     447,066
 1,500,000  GREENWICH FUNDING                  6.71{::}   1/5/01   1,499,175
   700,000  GREYHAWK FUNDING                   6.76{::}   2/2/01     696,058
 1,000,000  HALOGEN CAPITAL COMPANY LLC        6.54{::}  2/20/01     991,194
 1,900,000  IVORY FUNDING CORPORATION          6.75{::}  1/10/01   1,897,167
   300,000  K2 (USA) LLC                       6.78{::}  2/16/01     297,544
   300,000  K2 (USA) LLC                       6.66{::}  5/14/01     292,905
 1,000,000  LEXINGTON PARKER CAPITAL LLC       6.69{::}  4/12/01     982,028
 1,000,000  NEPTUNE FUNDING CORPORATION        6.76{::}  1/19/01     996,839
 1,000,000  PERRY III FUNDING CORPORATION      6.57{::}   3/2/01     989,397
 1,400,000  SIGMA FINANCE CORPORATION          6.74{::}   5/3/01   1,369,602
   400,000  SIGMA FINANCE CORPORATION          6.73{::}  6/15/01     388,320
 1,700,000  SPECIAL PURPOSE ACCOUNTS
            RECEIVABLE COOPERATIVE
            CORPORATION                        6.85{::}   2/6/01   1,689,059
 1,000,000  SPICE TRUST IV                     6.79{::}  1/18/01     997,000
 1,900,000  SURREY FUNDING CORPORATION         6.75{::}   1/5/01   1,898,938
   500,000  THAMES ASSET GLOBAL
            SECURITIZATION INCORPORATED        6.71{::}   1/8/01     499,450
   600,000  THAMES ASSET GLOBAL
            SECURITIZATION INCORPORATED        6.70{::}  1/16/01     598,469
 1,700,000  VARIABLE FUNDING CAPITAL
            CORPORATION                        6.84{::}  1/10/01   1,697,502

                                                                $27,851,304
TOTAL COMMERCIAL PAPER (COST $27,851,304)
                                                                -----------
CORPORATE BONDS & NOTES - 27.37%
   230,000  BANC OF AMERICA SECURITIES         6.83    1/22/01      230,000
 1,500,000  BEAR STEARNS & COMPANY
            INCORPORATED +                     6.70    3/29/01    1,500,000
   500,000  BETA FINANCE INCORPORATED          6.82    2/15/01      500,000

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000                     VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST MONEY MARKET FUND
--------------------------------------------------------------------------------

                                            INTEREST  MATURITY
PRINCIPAL   SECURITY DESCRIPTION              RATE      DATE       VALUE
CORPORATE BONDS & NOTES (continued)
$  900,000  BRANCH BANKING & TRUST             7.05%    5/7/01  $   898,859
 1,500,000  COMERICA BANK +                    6.67    1/12/01    1,499,983
   500,000  COMMERZBANK NEW YORK               6.77    2/28/01      499,975
 1,500,000  DORADA FINANCE INCORPORATED        6.77    3/15/01    1,500,000
 1,400,000  GOLDMAN SACHS GROUP +              6.89   11/26/01    1,401,945
 1,000,000  HEINZ (H.J.) COMPANY               6.82   11/15/01    1,000,000
 1,500,000  J.P. MORGAN & COMPANY
            INCORPORATED. +                    6.69    3/16/01    1,500,000
   400,000  M&I MARSHALL & ISLEY BANK          6.75    12/3/01      400,000
 1,500,000  MORGAN STANLEY DEAN WITTER +       6.68    3/16/01    1,500,000
   400,000  MORGAN STANLEY DEAN WITTER +       6.68    8/28/01      400,000
 1,700,000  UNILEVER CAPITAL CORPORATION +     6.71     9/7/01    1,700,000

                                                                $14,530,762
TOTAL CORPORATE BONDS & NOTES (COST
$14,530,762)
                                                                -----------
TIME DEPOSITS - 11.62%
 2,000,000  CREDIT SUISSE FIRST BOSTON
            GRAND CAYMAN BRANCH                6.81     1/4/01    2,000,000
 2,000,000  SOCIETE GENERALE MONTREAL          6.69     1/2/01    2,000,000
 2,172,270  UNION BANK OF SWITZERLAND
            GRAND CAYMAN BRANCH                5.50     1/2/01    2,172,270

                                                                $ 6,172,270
TOTAL TIME DEPOSITS (COST $6,172,270)
                                                                -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $53,748,776)*                        101.23% $53,748,776
OTHER ASSETS AND LIABILITIES, NET           (1.23)    (653,303)
                                          -------  -----------
TOTAL NET ASSETS                           100.00% $53,095,473
                                          -------  -----------

  +  VARIABLE RATE SECURITIES
{::} YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE TRUST                     PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                 VALUE
COMMON STOCK - 96.36%
APPAREL & ACCESSORY STORES - 2.18%
     5,925  AMERICAN EAGLE OUTFITTERS
            INCORPORATED [::]                                 $   250,331
     5,350  FOOTSTAR INCORPORATED [::]                            264,825
    15,650  GYMBOREE CORPORATION [::]                             217,144

                                                                  732,300
                                                              -----------
BUSINESS SERVICES - 23.66%
     9,536  ADMINISTAFF INCORPORATED [::]                         259,379
     4,075  AETHER SYSTEMS INCORPORATED
            [::]                                                  159,434
     1,326  AGILE SOFTWARE CORPORATION
            [::]                                                   65,471
     4,083  CLARENT CORPORATION [::]                               46,189
    15,100  CLICK COMMERCE INCORPORATED
            [::]                                                  315,213
    24,830  COMMERCE ONE INCORPORATED [::]                        628,509
       150  DSP GROUP INCORPORATED [::]                             3,157
    12,352  E.PIPHANY INCORPORATED [::]                           666,236
    31,555  EFUNDS CORPORATION [::]                               289,912
    10,140  FREEMARKETS INCORPORATED [::]                         192,660
    18,807  GETTY IMAGES INCORPORATED [::]                        601,824
     3,600  GOTO.COM INCORPORATED [::]                             26,325
     8,133  INFORMATICA CORPORATION [::]                          321,762
     8,600  MANUGISTICS GROUP INCORPORATED
            [::]                                                  490,200
    16,316  MATRIXONE INCORPORATED [::]                           296,747
        26  MERCATOR SOFTWARE INCORPORATED
            [::]                                                      140
    11,900  NCO GROUP INCORPORATED [::]                           361,463
       209  NET.GENESIS CORPORATION [::]                              679
     4,375  NETEGRITY INCORPORATED [::]                           237,891
     9,758  NETIQ CORPORATION [::]                                852,603
    36,150  NIKU CORPORATION [::]                                 264,347
     2,500  PEREGRINE SYSTEMS INCORPORATED
            [::]                                                   49,375
     8,000  PREDICTIVE SYSTEMS
            INCORPORATED [::]                                      57,250
     3,875  PROFESSIONAL DETAILING
            INCORPORATED [::]                                     409,842
     7,975  SERENA SOFTWARE INCORPORATED
            [::]                                                  273,019
    12,166  WEBMETHODS INCORPORATED [::]                        1,082,011

                                                                7,951,638
                                                              -----------
CHEMICALS & ALLIED PRODUCTS - 15.23%
     6,025  ALEXION PHARMACEUTICALS
            INCORPORATED [::]                                     391,248
     9,724  ALPHARMA INCORPORATED                                 426,641
     9,625  BARR LABORATORIES INCORPORATED
            [::]                                                  702,023
    10,379  CUBIST PHARMACEUTICALS
            INCORPORATED [::]                                     300,991
    11,933  FIRST HORIZON PHARMACEUTICAL
            CORPORATION [::]                                      366,940
     3,400  INHALE THERAPEUTIC SYSTEMS
            INCORPORATED [::]                                     171,700
     7,850  INVITROGEN CORPORATION [::]                           678,044
     6,996  MEDICIS PHARMACEUTICAL
            CORPORATION [::]                                      413,638
     3,200  MYRIAD GENETICS INCORPORATED
            [::]                                                  264,800
     5,975  NEUROCRINE BIOSCIENCES
            INCORPORATED [::]                                     197,922
    10,275  NOVEN PHARMACEUTICALS
            INCORPORATED [::]                                     384,028

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000                     VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                 VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
     3,975  OSI PHARMACEUTICALS
            INCORPORATED [::]                                 $   318,497
     4,514  PHARMACYCLICS INCORPORATED
            [::]                                                  154,605
    11,525  POZEN INCORPORATED [::]                               210,331
         2  SHIRE PHARMACEUTICALS GROUP
            PLC ADR [::]                                               92
    14,000  XOMA LIMITED [::]                                     136,500

                                                                5,118,000
                                                              -----------
COMMUNICATIONS - 4.30%
    13,875  CERAGON NETWORKS LIMITED [::]                         167,367
     9,525  ENTERCOM COMMUNICATIONS
            CORPORATION [::]                                      328,017
     3,384  ILLUMINET HOLDINGS
            INCORPORATED [::]                                      77,621
     9,695  MASTEC INCORPORATED [::]                              193,900
    13,700  NOVATEL WIRELESS INCORPORATED
            [::]                                                  169,537
         1  RAZORFISH INCORPORATED [::]                                 2
     8,445  SBA COMMUNICATIONS CORPORATION
            [::]                                                  346,772
     3,525  SIERRA WIRELESS INCORPORATED
            [::]                                                  163,913

                                                                1,447,129
                                                              -----------
DEPOSITORY INSTITUTIONS - 2.58%
     5,700  INVESTORS FINANCIAL SERVICES
            CORPORATION                                           490,200
     4,475  NEW YORK COMMUNITY BANCORP
            INCORPORATED                                          164,456
     6,290  SILICON VALLEY BANCSHARES [::]                        217,398

                                                                  872,054
                                                              -----------
ELECTRIC, GAS & SANITARY SERVICES - 0.61%
     8,275  ORION POWER HOLDINGS
            INCORPORATED [::]                                     203,772
                                                              -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 10.62%
    10,400  AEROFLEX INCORPORATED [::]                            299,812
     7,325  AMERICAN SUPERCONDUCTOR
            CORPORATION [::]                                      209,220
     6,850  ASTROPOWER INCORPORATED [::]                          214,919
     6,025  CELERITEK INCORPORATED [::]                           229,703
     6,725  ELANTEC SEMICONDUCTOR
            INCORPORATED [::]                                     186,619
     6,275  EMCORE CORPORATION [::]                               294,925
    13,100  EXAR CORPORATION [::]                                 405,895
     6,568  JNI CORPORATION [::]                                  149,012
        50  LATTICE SEMICONDUCTOR
            CORPORATION [::]                                          919
     8,275  MICROTUNE INCORPORATED [::]                           137,055
     5,122  MRV COMMUNICATIONS
            INCORPORATED [::]                                      68,507
    12,475  OPLINK COMMUNICATIONS
            INCORPORATED [::]                                     223,770
     8,844  PIXELWORKS INCORPORATED [::]                          197,885
     3,375  SAWTEK INCORPORATED [::]                              155,883
     8,625  STRATOS LIGHTWAVE INCORPORATED
            [::]                                                  147,164
     7,334  TECHNITROL INCORPORATED                               301,611
     5,175  VEECO INSTRUMENTS INCORPORATED
            [::]                                                  207,647
    13,387  VIASYSTEMS GROUP INCORPORATED
            [::]                                                  111,279
     8,337  VINA TECHNOLOGIES INCORPORATED
            [::]                                                   27,095

                                                                3,568,920
                                                              -----------

VARIABLE TRUST                     PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000
--------------------------------------------------------------------------------

   VARIABLE TRUST SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                 VALUE
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 2.44%
     6,325  AURORA BIOSCIENCES CORPORATION
            [::]                                              $   198,842
     2,375  CV THERAPEUTICS INCORPORATED
            [::]                                                  168,031
     5,276  DIAMONDCLUSTER INTERNATIONAL
            INCORPORATED [::]                                     160,918
     5,275  QUINTILES TRANSNATIONAL
            CORPORATION [::]                                      110,445
     5,700  TETRA TECH INCORPORATED [::]                          181,688

                                                                  819,924
                                                              -----------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT -
0.76%
     5,100  SHAW GROUP INCORPORATED [::]                          255,000
                                                              -----------
GENERAL MERCHANDISE STORES - 1.67%
    14,638  BJ'S WHOLESALE CLUB
            INCORPORATED [::]                                     561,733
                                                              -----------
HEALTH SERVICES - 3.72%
     3,075  ENZON INCORPORATED [::]                               190,842
     4,425  LABORATORY CORPORATION OF
            AMERICA HOLDINGS [::]                                 778,800
     3,575  PROVINCE HEALTHCARE COMPANY
            [::]                                                  140,766
     4,300  TRIAD HOSPITALS INCORPORATED
            [::]                                                  140,019

                                                                1,250,427
                                                              -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.74%
     9,475  ADVANCED DIGITAL INFORMATION
            CORPORATION [::]                                      217,925
    11,900  INTERLINK ELECTRONICS
            INCORPORATED [::]                                     150,981
     8,695  PLANAR SYSTEMS INCORPORATED
            [::]                                                  216,288

                                                                  585,194
                                                              -----------
INSURANCE AGENTS, BROKERS & SERVICE - 2.11%
    11,163  ARTHUR J. GALLAGHER & COMPANY                         710,246
                                                              -----------
INSURANCE CARRIERS - 2.31%
     7,350  HEALTH NET INCORPORATED [::]                          192,478
    14,775  OXFORD HEALTH PLANS
            INCORPORATED [::]                                     583,613

                                                                  776,091
                                                              -----------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 4.24%
     6,337  ANAREN MIRCROWAVE INCORPORATED
            [::]                                                  425,767
     4,575  BIOSITE DIAGNOSTICS
            INCORPORATED [::]                                     185,002
     3,976  CERUS CORPORATION [::]                                299,194
     4,392  KEITHLEY INSTRUMENTS
            INCORPORATED                                          189,131
     4,000  ZOLL MEDICAL CORPORATION [::]                         140,250
     6,522  ZYGO CORPORATION [::]                                 184,450

                                                                1,423,794
                                                              -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.45%
    13,545  YANKEE CANDLE COMPANY
            INCORPORATED [::]                                     149,842
                                                              -----------
NONDEPOSITORY CREDIT INSTITUTIONS - 3.59%
    21,087  AMERICREDIT CORPORATION [::]                          574,621
    23,980  METRIS COMPANIES INCORPORATED                         630,974

                                                                1,205,595
                                                              -----------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2000                     VARIABLE TRUST
--------------------------------------------------------------------------------

   VARIABLE TRUST SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION                                 VALUE
OIL & GAS EXTRACTION - 7.62%
     6,082  HELMERICH & PAYNE INCORPORATED                    $   266,848
     7,446  LOUIS DREYFUS NATURNAL GAS
            CORPORATION [::]                                      341,120
    18,379  MARINE DRILLING COMPANY
            INCORPORATED [::]                                     491,638
     7,217  NEWFIELD EXPLORATION COMPANY
            [::]                                                  342,356
     5,350  PATTERSON ENERGY INCORPORATED
            [::]                                                  199,288
    13,106  UTI ENERGY CORPORATION [::]                           430,860
    10,150  VERITAS DGC INCORPORATED [::]                         327,845
     7,450  VINTAGE PETROLEUM INCORPORATED                        160,175

                                                                2,560,130
                                                              -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.20%
     5,125  AFFILIATED MANAGERS GROUP
            INCORPORATED [::]                                     281,234
     6,150  BLACKROCK INCORPORATED [::]                           258,300
     4,825  INVESTMENT TECHNOLOGY GROUP
            INCORPORATED [::]                                     201,444

                                                                  740,978
                                                              -----------
TRANSPORTATION EQUIPMENT - 0.21%
     5,750  IMPCO TECHNOLOGIES
            INCORPORATED [::]                                      69,000
                                                              -----------
TRANSPORTATION SERVICES - 0.96%
    10,289  C.H. ROBINSON WORLDWIDE
            INCORPORATED                                          323,460
                                                              -----------
WHOLESALE TRADE-DURABLE GOODS - 1.05%
    11,731  ACT MANUFACTURING INCORPORATED
            [::]                                                  184,763
    10,174  KENT ELECTRONICS CORPORATION
            [::]                                                  167,871

                                                                  352,634
                                                              -----------
WHOLESALE TRADE-NONDURABLE GOODS - 2.11%
    14,050  AMERISOURCE HEALTH CORPORATION
            [::]                                                  709,525
                                                              -----------

                                                               32,387,386
TOTAL COMMON STOCK (COST $34,717,997)
                                                              -----------

PRINCIPAL                                   INTEREST RATE  MATURITY DATE
REPURCHASE AGREEMENTS - 3.73%
$1,252,846  GOLDMAN SACHS & COMPANY POOLED
            REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES (COST
            $1,252,846)                            6.35%        1/02/01      1,252,846
                                                                          ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $35,970,843)*                        100.09% $ 33,640,232
OTHER ASSETS AND LIABILITIES, NET           (0.09)      (29,743)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $ 33,610,489
                                          -------  ------------

[::] NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $37,384,744 AND NET UNREALIZED DEPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $2,417,162
GROSS UNREALIZED DEPRECIATION                       (6,161,674)
                                                    ----------
NET UNREALIZED DEPRECIATION                         $(3,744,512)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE TRUST          STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2000
--------------------------------------------------------------------------------

                           ASSET ALLOCATION  CORPORATE BOND
                                       FUND            FUND
-----------------------------------------------------------

ASSETS
INVESTMENTS:
    IN SECURITIES, AT
     MARKET VALUE (SEE
     COST BELOW).........    $269,934,877      $70,372,767
  CASH...................          5,740            6,792
  RECEIVABLE FOR
    DIVIDENDS AND
    INTEREST AND OTHER
    RECEIVABLES..........      1,056,171        1,298,156
  RECEIVABLE FOR
    INVESTMENTS SOLD.....        379,362          710,603
  RECEIVABLE FOR FUND
    SHARES ISSUED........              0           11,031
  PREPAID EXPENSES AND
    OTHER ASSETS.........              0                0
                             -----------       ----------
TOTAL ASSETS.............    271,376,150       72,399,349
                             -----------       ----------

LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED............        369,425                0
  DIVIDENDS PAYABLE......              0           12,135
  PAYABLE FOR FUND SHARES
    REDEEMED.............        281,689          234,482
  PAYABLE TO INVESTMENT
    ADVISOR AND
    AFFILIATES...........        135,367           16,906
  PAYABLE TO OTHER
    RELATED PARTIES......        169,009           46,809
  ACCRUED EXPENSES AND
    OTHER LIABILITIES....         64,832           86,169
  VARIATION MARGIN ON
    FUTURES CONTRACTS....         77,350                0
  UNREALIZED DEPRECIATION
    ON FORWARD FOREIGN
    CURRENCY CONTRACTS...              0           15,916
  PAYABLE FOR FOREIGN
    CURRENCY.............              0           29,692
                             -----------       ----------
TOTAL LIABILITIES........      1,097,672          442,109
                             -----------       ----------
TOTAL NET ASSETS.........    $270,278,478      $71,957,240
                             -----------       ----------

NET ASSETS CONSIST OF:
-----------------------------------------------------------
  PAID-IN CAPITAL........    $252,817,935      $70,983,141
  UNDISTRIBUTED
    (OVERDISTRIBUTED) NET
    INVESTMENT INCOME....        234,501           18,058
  UNDISTRIBUTED NET
    REALIZED GAIN (LOSS)
    ON INVESTMENTS.......      5,370,013       (1,467,266)
  NET UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........     12,028,154        2,438,953
  NET UNREALIZED
    DEPRECIATION OF
    FOREIGN CURRENCY
    CONTRACTS............              0          (15,646)
  NET UNREALIZED
    DEPRECIATION OF
    FUTURES CONTRACTS....       (172,125)               0
                             -----------       ----------
TOTAL NET ASSETS.........    $270,278,478      $71,957,240
                             -----------       ----------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
-----------------------------------------------------------
NET ASSETS...............    $270,278,478      $71,957,240
SHARES OUTSTANDING.......     19,558,262        7,099,085
NET ASSET VALUE AND
  OFFERING PRICE.........    $     13.82       $    10.14
                             -----------       ----------
INVESTMENTS AT COST
  (NOTE 9)...............    $257,906,723      $67,933,814
                             -----------       ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2000          VARIABLE TRUST
--------------------------------------------------------------------------------

                                                                                                                         SMALL CAP
                           EQUITY INCOME  EQUITY VALUE       GROWTH  INTERNATIONAL EQUITY  LARGE COMPANY  MONEY MARKET      GROWTH
                                    FUND          FUND         FUND                  FUND    GROWTH FUND          FUND        FUND
----------------------------------------------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
    IN SECURITIES, AT
     MARKET VALUE (SEE
     COST BELOW).........   $113,614,653   $46,951,826  $106,591,004      $1,573,752        $118,044,640   $53,748,776  $33,640,232
  CASH...................             0         3,301         3,162               0                   0         5,544          775
  RECEIVABLE FOR
    DIVIDENDS AND
    INTEREST AND OTHER
    RECEIVABLES..........       190,992        45,548        77,010             829              31,614       442,282        4,141
  RECEIVABLE FOR
    INVESTMENTS SOLD.....             0        94,746     3,677,950               0                   0             0      150,311
  RECEIVABLE FOR FUND
    SHARES ISSUED........         2,156       124,208        10,013          12,454             181,758             0      317,901
  PREPAID EXPENSES AND
    OTHER ASSETS.........         1,820             0             0          34,097                   0             0            0
                            -----------    ----------   -----------       ---------         -----------    ----------   ----------
TOTAL ASSETS.............   113,809,621    47,219,629   110,359,139       1,621,132         118,258,012    54,196,602   34,113,360
                            -----------    ----------   -----------       ---------         -----------    ----------   ----------

LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED............             0        70,598     4,894,610               0                   0     1,000,049      125,678
  DIVIDENDS PAYABLE......             0             0             0               0                   0         8,348            0
  PAYABLE FOR FUND SHARES
    REDEEMED.............       350,810        11,834        41,317             350              28,617             0          322
  PAYABLE TO INVESTMENT
    ADVISOR AND
    AFFILIATES...........        53,007         5,942        45,497               0              29,450        23,134      153,167
  PAYABLE TO OTHER
    RELATED PARTIES......        28,774        61,311        61,510               0             214,535        34,052      168,038
  ACCRUED EXPENSES AND
    OTHER LIABILITIES....        26,533        57,243        67,854             295             100,258        35,546       55,666
  VARIATION MARGIN ON
    FUTURES CONTRACTS....             0             0             0               0                   0             0            0
  UNREALIZED DEPRECIATION
    ON FORWARD FOREIGN
    CURRENCY CONTRACTS...             0             0             0               0                   0             0            0
  PAYABLE FOR FOREIGN
    CURRENCY.............             0             0             0               0                   0             0            0
                            -----------    ----------   -----------       ---------         -----------    ----------   ----------
TOTAL LIABILITIES........       459,124       206,928     5,110,788             645             372,860     1,101,129      502,871
                            -----------    ----------   -----------       ---------         -----------    ----------   ----------
TOTAL NET ASSETS.........   $113,350,497   $47,012,701  $105,248,351      $1,620,487        $117,885,152   $53,095,473  $33,610,489
                            -----------    ----------   -----------       ---------         -----------    ----------   ----------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL........   $94,941,015    $45,897,473  $88,885,282       $1,729,851        $113,743,623   $53,097,096  $43,953,406
  UNDISTRIBUTED
    (OVERDISTRIBUTED) NET
    INVESTMENT INCOME....             0        34,966        11,170             700                   0             0            0
  UNDISTRIBUTED NET
    REALIZED GAIN (LOSS)
    ON INVESTMENTS.......     2,731,280    (3,261,850)    5,578,831          (6,162)           (765,638)       (1,623)  (8,012,306)
  NET UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........    15,678,202     4,342,112    10,773,068        (103,902)          4,907,167             0   (2,330,611)
  NET UNREALIZED
    DEPRECIATION OF
    FOREIGN CURRENCY
    CONTRACTS............             0             0             0               0                   0             0            0
  NET UNREALIZED
    DEPRECIATION OF
    FUTURES CONTRACTS....             0             0             0               0                   0             0            0
                            -----------    ----------   -----------       ---------         -----------    ----------   ----------
TOTAL NET ASSETS.........   $113,350,497   $47,012,701  $105,248,351      $1,620,487        $117,885,152   $53,095,473  $33,610,489
                            -----------    ----------   -----------       ---------         -----------    ----------   ----------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS...............   $113,350,497   $47,012,701  $105,248,351      $1,620,487        $117,885,152   $53,095,473  $33,610,489
SHARES OUTSTANDING.......     6,662,744     4,847,889     5,522,478         181,351           9,853,679    53,097,130    3,236,526
NET ASSET VALUE AND
  OFFERING PRICE.........   $     17.01    $     9.70   $     19.06       $    8.94         $     11.96    $     1.00   $    10.38
                            -----------    ----------   -----------       ---------         -----------    ----------   ----------
INVESTMENTS AT COST
  (NOTE 9)...............   $97,936,451    $42,609,714  $95,817,936       $1,677,654        $113,137,473   $53,748,776  $35,970,843
                            -----------    ----------   -----------       ---------         -----------    ----------   ----------

VARIABLE TRUST     STATEMENTS OF OPERATIONS -- FOR THE PERIOD ENDED DECEMBER 31,
2000
--------------------------------------------------------------------------------

                           ASSET ALLOCATION  CORPORATE BOND
                                       FUND            FUND
-----------------------------------------------------------

INVESTMENT INCOME
  DIVIDENDS..............  $      1,780,354  $            0
  INTEREST...............         6,479,295       5,265,240
                           ----------------  --------------
TOTAL INVESTMENT
  INCOME.................         8,259,649       5,265,240
                           ----------------  --------------

EXPENSES
  ADVISORY FEES..........         1,420,552         318,057
  ADMINISTRATION FEES....           387,423         106,019
  PORTFOLIO ACCOUNTING
    FEES.................            87,816          69,266
  CUSTODY................                 0          14,136
  TRANSFER AGENT.........           237,620         127,859
  DISTRIBUTION FEES......           645,705         176,699
  LEGAL AND AUDIT FEES...            89,186          43,969
  REGISTRATION FEES......             2,958               0
  DIRECTORS' FEES........             5,313           5,313
  SHAREHOLDER REPORTS....            17,608           3,235
  OTHER..................            14,929          18,083
                           ----------------  --------------
TOTAL EXPENSES...........         2,909,110         882,636
                           ----------------  --------------
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............          (325,435)       (246,600)
  NET EXPENSES...........         2,583,675         636,036
                           ----------------  --------------
NET INVESTMENT INCOME
  (LOSS).................         5,675,974       4,629,204
                           ----------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------
NET REALIZED GAIN (LOSS)
  FROM:
  SECURITIES.............         6,412,598      (1,394,705)
  FOREIGN CURRENCY.......                 0          (3,009)
  FINANCIAL FUTURES
    CONTRACTS............           124,583               0
                           ----------------  --------------
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......         6,537,181      (1,397,714)
                           ----------------  --------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF:
  SECURITIES.............       (10,051,512)      3,618,117
  FOREIGN CURRENCY.......                 0         (20,104)
  FINANCIAL FUTURES
    CONTRACTS............          (244,250)              0
                           ----------------  --------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............       (10,295,762)      3,598,013
                           ----------------  --------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........        (3,758,581)      2,200,299
                           ----------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $      1,917,393  $    6,829,503
                           ----------------  --------------

(1)  NET OF FOREIGN WITHHOLDING TAXES OF $248.
(2)  THIS FUND COMMENCED OPERATIONS ON JULY 3, 2000.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -- FOR THE PERIOD ENDED DECEMBER 31, 2000      VARIABLE
TRUST
--------------------------------------------------------------------------------

                                                                      INTERNATIONAL
                           EQUITY INCOME  EQUITY VALUE        GROWTH         EQUITY  LARGE COMPANY  MONEY MARKET     SMALL CAP
                                    FUND          FUND          FUND        FUND(2)    GROWTH FUND          FUND   GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  DIVIDENDS..............  $   2,144,437  $    432,779  $    945,321  $       4,743(1) $     267,467 $          0 $     28,996
  INTEREST...............         76,282       124,762       268,072          5,743        273,786     2,761,816       138,285
                           -------------  ------------  ------------  -------------  -------------  ------------  ------------
TOTAL INVESTMENT
  INCOME.................      2,220,719       557,541     1,213,393         10,486        541,253     2,761,816       167,281
                           -------------  ------------  ------------  -------------  -------------  ------------  ------------

EXPENSES
  ADVISORY FEES..........        602,214       172,215       660,357          3,965        510,059       169,834       260,620
  ADMINISTRATION FEES....        164,239        46,968       180,098            793        139,108        63,687        52,123
  PORTFOLIO ACCOUNTING
    FEES.................         61,316        86,108        66,036          1,586        146,526        79,822        66,132
  CUSTODY................         21,898         6,263        24,013          1,322         18,548         8,492         6,950
  TRANSFER AGENT.........        107,303        53,230       175,295          1,057        169,711        29,721        41,667
  DISTRIBUTION FEES......        273,734        78,280       300,162          1,322        231,845             0        86,873
  LEGAL AND AUDIT FEES...         26,006        27,111        54,148            776         36,729        20,879        40,164
  REGISTRATION FEES......              0         4,978         1,154            936              0           761             0
  DIRECTORS' FEES........          5,313         5,313         5,313             26          5,313         5,313         5,313
  SHAREHOLDER REPORTS....          9,405         4,711         7,620            702         25,844         2,191        23,006
  OTHER..................         14,783         4,884         5,377            202         43,566           580       101,968
                           -------------  ------------  ------------  -------------  -------------  ------------  ------------
TOTAL EXPENSES...........      1,286,211       490,061     1,479,573         12,687      1,327,249       381,280       684,816
                           -------------  ------------  ------------  -------------  -------------  ------------  ------------
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............       (190,519)     (176,912)     (277,350)        (7,401)      (399,701)      (20,380)     (267,647)
  NET EXPENSES...........      1,095,692       313,149     1,202,223          5,286        927,548       360,900       417,169
                           -------------  ------------  ------------  -------------  -------------  ------------  ------------
NET INVESTMENT INCOME
  (LOSS).................      1,125,027       244,392        11,170          5,200       (386,295)    2,400,916      (249,888)
                           -------------  ------------  ------------  -------------  -------------  ------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)
  FROM:
  SECURITIES.............      2,744,338    (1,628,272)    5,600,113         (6,162)      (546,136)       (1,623)   (1,287,446)
  FOREIGN CURRENCY.......              0             0             0              0              0             0             0
  FINANCIAL FUTURES
    CONTRACTS............              0             0             0              0              0             0             0
                           -------------  ------------  ------------  -------------  -------------  ------------  ------------
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......      2,744,338    (1,628,272)    5,600,113         (6,162)      (546,136)       (1,623)   (1,287,446)
                           -------------  ------------  ------------  -------------  -------------  ------------  ------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF:
  SECURITIES.............     (2,195,489)    3,330,430   (22,507,557)      (103,902)    (3,299,093)            0    (9,225,577)
  FOREIGN CURRENCY.......              0             0             0              0              0             0             0
  FINANCIAL FUTURES
    CONTRACTS............              0             0             0              0              0             0             0
                           -------------  ------------  ------------  -------------  -------------  ------------  ------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............     (2,195,489)    3,330,430   (22,507,557)      (103,902)    (3,299,093)            0    (9,225,577)
                           -------------  ------------  ------------  -------------  -------------  ------------  ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........        548,849     1,702,158   (16,907,444)      (110,064)    (3,845,229)       (1,623)  (10,513,023)
                           -------------  ------------  ------------  -------------  -------------  ------------  ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $   1,673,876  $  1,946,550  $(16,896,274) $    (104,864) $  (4,231,524) $  2,399,293  $(10,762,911)
                           -------------  ------------  ------------  -------------  -------------  ------------  ------------

(1)  NET OF FOREIGN WITHHOLDING TAXES OF $248.
(2)  THIS FUND COMMENCED OPERATIONS ON JULY 3, 2000.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE TRUST                               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                     ASSET ALLOCATION
                                           FUND
                           ------------------------------------
                                     FOR THE            FOR THE
                                  YEAR ENDED         YEAR ENDED
                           DECEMBER 31, 2000  DECEMBER 31, 1999
---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $     240,670,990  $     156,240,933
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............          5,675,974          4,046,849
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY.....          6,537,181          7,407,467
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION OF
    FOREIGN CURRENCY.....        (10,051,512)         6,204,795
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    FINANCIAL FUTURES AND
    FORWARD
    TRANSACTIONS.........           (244,250)            72,125
                           -----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          1,917,393         17,731,236
                           -----------------  -----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT
    INCOME...............         (5,578,483)        (3,909,839)
  NET REALIZED GAIN ON
    SALE OF
    INVESTMENTS..........         (8,377,456)          (200,663)
  TAX BASIS RETURN OF
    CAPITAL..............                  0                  0
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD.................         41,451,671         71,043,067
  REINVESTMENT OF
    DIVIDENDS............         13,955,939          4,579,771
  COST OF SHARES
    REDEEMED.............        (13,761,576)        (4,813,515)
                           -----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS...........         41,646,034         70,809,323
                           -----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........         29,607,488         84,430,057
                           -----------------  -----------------

NET ASSETS:
---------------------------------------------------------------
ENDING NET ASSETS........  $     270,278,478  $     240,670,990
                           -----------------  -----------------
SHARE ISSUED AND
  REDEEMED:
  SHARES SOLD............          2,867,745          5,092,781
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS............            951,980            329,334
  SHARES REDEEMED........           (950,139)          (351,542)
                           -----------------  -----------------
NET INCREASE (DECREASE)
  IN SHARES
  OUTSTANDING............          2,869,586          5,070,573
                           -----------------  -----------------
ENDING BALANCE OF
  UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME......  $         234,501  $         137,010
                           -----------------  -----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                               VARIABLE TRUST
--------------------------------------------------------------------------------

                                         CORPORATE BOND                           EQUITY INCOME                EQUITY VALUE
                                              FUND                                     FUND                        FUND
                           ------------------------------------------  ------------------------------------  -----------------
                                              FROM SEPTEMBER 20, 1999
                                     FOR THE            (COMMENCEMENT            FOR THE            FOR THE            FOR THE
                                  YEAR ENDED        OF OPERATIONS) TO         YEAR ENDED         YEAR ENDED         YEAR ENDED
                           DECEMBER 31, 2000        DECEMBER 31, 1999  DECEMBER 31, 2000  DECEMBER 31, 1999  DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $      68,423,018  $                     0  $     127,793,479  $      86,068,731  $      26,567,053
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............          4,629,204                1,146,179          1,125,027          1,272,083            244,392
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY.....         (1,397,714)                 (51,484)         2,744,338          1,883,661         (1,628,272)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION OF
    FOREIGN CURRENCY.....          3,598,013               (1,174,706)        (2,195,489)         3,863,205          3,330,430
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    FINANCIAL FUTURES AND
    FORWARD
    TRANSACTIONS.........                  0                        0                  0                  0                  0
                           -----------------  -----------------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          6,829,503                  (80,011)         1,673,876          7,018,949          1,946,550
                           -----------------  -----------------------  -----------------  -----------------  -----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT
    INCOME...............         (4,629,204)              (1,146,189)        (1,125,027)        (1,284,267)          (214,194)
  NET REALIZED GAIN ON
    SALE OF
    INVESTMENTS..........                  0                        0         (1,884,477)                 0                  0
  TAX BASIS RETURN OF
    CAPITAL..............                  0                        0                  0                  0                  0
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD.................         13,111,253               70,873,232         15,335,388         38,101,683         31,131,349
  REINVESTMENT OF
    DIVIDENDS............          4,629,204                1,121,820          3,009,504          1,284,267            214,194
  COST OF SHARES
    REDEEMED.............        (16,406,534)              (2,345,834)       (31,452,246)        (3,395,884)       (12,632,251)
                           -----------------  -----------------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS...........          1,333,923               69,649,218        (13,107,354)        35,990,066         18,713,292
                           -----------------  -----------------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........          3,534,222               68,423,018        (14,442,982)        41,724,748         20,445,648
                           -----------------  -----------------------  -----------------  -----------------  -----------------

NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS........  $      71,957,240  $            68,423,018  $     113,350,497  $     127,793,479  $      47,012,701
                           -----------------  -----------------------  -----------------  -----------------  -----------------
SHARE ISSUED AND
  REDEEMED:
  SHARES SOLD............          1,333,998                7,089,778            935,066          2,229,286          3,318,293
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS............            472,156                  113,155            183,915             75,691             22,995
  SHARES REDEEMED........         (1,673,755)                (236,247)        (1,934,238)          (205,745)        (1,370,858)
                           -----------------  -----------------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE)
  IN SHARES
  OUTSTANDING............            132,399                6,966,686           (815,257)         2,099,232          1,970,430
                           -----------------  -----------------------  -----------------  -----------------  -----------------
ENDING BALANCE OF
  UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME......  $          15,915  $                18,058  $               0  $               0  $          34,966
                           -----------------  -----------------------  -----------------  -----------------  -----------------

                             EQUITY VALUE
                                 FUND
                           -----------------

                                     FOR THE
                                  YEAR ENDED
                           DECEMBER 31, 1999
-------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $      11,071,528
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............            191,302
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY.....         (1,551,864)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION OF
    FOREIGN CURRENCY.....            569,740
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    FINANCIAL FUTURES AND
    FORWARD
    TRANSACTIONS.........                  0
                           -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........           (790,822)
                           -----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT
    INCOME...............           (186,534)
  NET REALIZED GAIN ON
    SALE OF
    INVESTMENTS..........                  0
  TAX BASIS RETURN OF
    CAPITAL..............                  0
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD.................         19,315,350
  REINVESTMENT OF
    DIVIDENDS............            213,190
  COST OF SHARES
    REDEEMED.............         (3,055,659)
                           -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS...........         16,472,881
                           -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........         15,495,525
                           -----------------
NET ASSETS:
-------------------------
ENDING NET ASSETS........  $      26,567,053
                           -----------------
SHARE ISSUED AND
  REDEEMED:
  SHARES SOLD............          2,010,909
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS............             22,806
  SHARES REDEEMED........           (315,799)
                           -----------------
NET INCREASE (DECREASE)
  IN SHARES
  OUTSTANDING............          1,717,916
                           -----------------
ENDING BALANCE OF
  UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME......  $           4,768
                           -----------------

VARIABLE TRUST                               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          GROWTH                 INTERNATIONAL EQUITY
                                           FUND                          FUND
                           ------------------------------------  --------------------
                                     FOR THE            FOR THE               FOR THE
                                  YEAR ENDED         YEAR ENDED            YEAR ENDED
                           DECEMBER 31, 2000  DECEMBER 31, 1999     DECEMBER 31, 2000
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $     128,495,431  $     100,926,722  $                  0
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............             11,170            123,795                 5,200
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY.....          5,600,113         10,638,775                (6,162)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION OF
    FOREIGN CURRENCY.....        (22,507,557)        10,407,812              (103,902)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    FINANCIAL FUTURES AND
    FORWARD
    TRANSACTIONS.........                  0                  0                     0
                           -----------------  -----------------  --------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........        (16,896,274)        21,170,382              (104,864)
                           -----------------  -----------------  --------------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT
    INCOME...............                  0           (143,727)               (4,500)
  NET REALIZED GAIN ON
    SALE OF
    INVESTMENTS..........        (10,579,479)                 0                     0
  TAX BASIS RETURN OF
    CAPITAL..............                  0                  0                     0
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD.................         10,275,933         13,327,810             1,824,619
  REINVESTMENT OF
    DIVIDENDS............         10,579,479            178,395                 4,500
  COST OF SHARES
    REDEEMED.............        (16,626,739)        (6,964,151)              (99,268)
                           -----------------  -----------------  --------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS...........          4,228,673          6,542,054             1,729,851
                           -----------------  -----------------  --------------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........        (23,247,080)        27,568,709             1,620,487
                           -----------------  -----------------  --------------------

NET ASSETS:
-------------------------------------------------------------------------------------
ENDING NET ASSETS........  $     105,248,351  $     128,495,431  $          1,620,487
                           -----------------  -----------------  --------------------
SHARE ISSUED AND
  REDEEMED:
  SHARES SOLD............            460,400            612,846               191,329
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS............            468,326              8,405                   523
  SHARES REDEEMED........           (737,141)          (325,078)              (10,501)
                           -----------------  -----------------  --------------------
NET INCREASE (DECREASE)
  IN SHARES
  OUTSTANDING............            191,585            296,173               181,351
                           -----------------  -----------------  --------------------
ENDING BALANCE OF
  UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME......  $          11,170  $               0  $                700
                           -----------------  -----------------  --------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $2,616,673 AND "SHARES SOLD" INCLUDES 239,403 AS A RESULT OF THE CONSOLIDATION OF THE LIFE & ANNUITY TRUST STRATEGIC GROWTH FUND.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
68

STATEMENTS OF CHANGES IN NET ASSETS                               VARIABLE TRUST
--------------------------------------------------------------------------------

                                         LARGE COMPANY                             MONEY MARKET                  SMALL CAP
                                          GROWTH FUND                                  FUND                     GROWTH FUND
                           ------------------------------------------  ------------------------------------  -----------------
                                              FROM SEPTEMBER 20, 1999
                                     FOR THE            (COMMENCEMENT            FOR THE            FOR THE            FOR THE
                                  YEAR ENDED        OF OPERATIONS) TO         YEAR ENDED         YEAR ENDED         YEAR ENDED
                           DECEMBER 31, 2000        DECEMBER 31, 1999  DECEMBER 31, 2000  DECEMBER 31, 1999  DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $      50,988,017  $                     0  $      42,163,569  $      26,318,825  $      23,818,991
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............           (386,295)                 (55,690)         2,400,916          1,483,105           (249,888)
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY.....           (546,136)                 (83,423)            (1,623)                11         (1,287,446)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION OF
    FOREIGN CURRENCY.....         (3,299,093)               8,206,260                  0                  0         (9,225,577)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    FINANCIAL FUTURES AND
    FORWARD
    TRANSACTIONS.........                  0                        0                  0                  0                  0
                           -----------------  -----------------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........         (4,231,524)               8,067,147          2,399,293          1,483,116        (10,762,911)
                           -----------------  -----------------------  -----------------  -----------------  -----------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT
    INCOME...............                  0                        0         (2,400,916)        (1,483,116)                 0
  NET REALIZED GAIN ON
    SALE OF
    INVESTMENTS..........                  0                        0                  0                  0         (7,459,812)
  TAX BASIS RETURN OF
    CAPITAL..............                  0                        0                  0                  0         (1,885,722)
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD.................         77,253,728               44,008,193         61,049,011         49,943,149         27,042,179
  REINVESTMENT OF
    DIVIDENDS............                  0                        0          2,400,916          1,389,785          9,345,534
  COST OF SHARES
    REDEEMED.............         (6,125,069)              (1,087,323)       (52,516,400)       (35,488,190)        (6,487,770)
                           -----------------  -----------------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS...........         71,128,659               42,920,870         10,933,527         15,844,744         29,899,943
                           -----------------  -----------------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........         66,897,135               50,988,017         10,931,904         15,844,744          9,791,498
                           -----------------  -----------------------  -----------------  -----------------  -----------------

NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS........  $     117,885,152  $            50,988,017  $      53,095,473  $      42,163,569  $      33,610,489
                           -----------------  -----------------------  -----------------  -----------------  -----------------
SHARE ISSUED AND
  REDEEMED:
  SHARES SOLD............          6,099,123                4,344,118         61,045,579         49,943,177          1,451,200
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS............                  0                        0          2,404,348          1,389,786            819,965
  SHARES REDEEMED........           (485,007)                (104,555)       (52,516,400)       (35,488,190)          (351,261)
                           -----------------  -----------------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE)
  IN SHARES
  OUTSTANDING............          5,614,116                4,239,563         10,933,527         15,844,773          1,919,904
                           -----------------  -----------------------  -----------------  -----------------  -----------------
ENDING BALANCE OF
  UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME......  $               0  $                     0  $               0  $               0  $               0
                           -----------------  -----------------------  -----------------  -----------------  -----------------

                                 SMALL CAP
                                GROWTH FUND
                           ----------------------

                                          FOR THE
                                       YEAR ENDED
                             DECEMBER 31, 1999(1)
-------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $           13,294,779
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............                 (49,877)
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY.....               4,402,871
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION OF
    FOREIGN CURRENCY.....               5,150,330
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    FINANCIAL FUTURES AND
    FORWARD
    TRANSACTIONS.........                       0
                           ----------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........               9,503,324
                           ----------------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT
    INCOME...............                       0
  NET REALIZED GAIN ON
    SALE OF
    INVESTMENTS..........                       0
  TAX BASIS RETURN OF
    CAPITAL..............                       0
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD.................               4,726,759
  REINVESTMENT OF
    DIVIDENDS............                       0
  COST OF SHARES
    REDEEMED.............              (3,705,871)
                           ----------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS...........               1,020,888
                           ----------------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........              10,524,212
                           ----------------------
NET ASSETS:
-------------------------
ENDING NET ASSETS........  $           23,818,991
                           ----------------------
SHARE ISSUED AND
  REDEEMED:
  SHARES SOLD............                 413,588
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS............                       0
  SHARES REDEEMED........                (318,587)
                           ----------------------
NET INCREASE (DECREASE)
  IN SHARES
  OUTSTANDING............                  95,001
                           ----------------------
ENDING BALANCE OF
  UNDISTRIBUTED
  (OVERDISTRIBUTED) NET
  INVESTMENT INCOME......  $                    0
                           ----------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $2,616,673 AND "SHARES SOLD" INCLUDES 239,403 AS A RESULT OF THE CONSOLIDATION OF THE LIFE & ANNUITY TRUST STRATEGIC GROWTH FUND.

VARIABLE TRUST                                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                           BEGINNING                NET REALIZED
                           NET ASSET         NET             AND   DIVIDENDS
                               VALUE  INVESTMENT      UNREALIZED    FROM NET
                                 PER      INCOME  GAIN (LOSS) ON  INVESTMENT
                               SHARE      (LOSS)     INVESTMENTS      INCOME
----------------------------------------------------------------------------

ASSET ALLOCATION FUND
JANUARY 1, 2000 TO
  DECEMBER 31, 2000......  $   14.42        0.31           (0.13)      (0.31)
JANUARY 1, 1999 TO
  DECEMBER 31, 1999......  $   13.45        0.27            0.97       (0.26)
JANUARY 1, 1998 TO
  DECEMBER 31, 1998......  $   11.99        0.34            2.60       (0.34)
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......  $   11.42        0.60            1.73       (0.60)
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......  $   11.27        0.56            0.69       (0.56)

CORPORATE BOND FUND
----------------------------------------------------------------------------
JANUARY 1, 2000 TO
  DECEMBER 31, 2000......  $    9.82        0.64            0.32       (0.64)
SEPTEMBER 20, 1999
  (3) TO DECEMBER 31,
  1999...................  $   10.00        0.16           (0.18)      (0.16)

EQUITY INCOME FUND
----------------------------------------------------------------------------
JANUARY 1, 2000 TO
  DECEMBER 31, 2000......  $   17.09        0.17            0.21       (0.17)
JANUARY 1, 1999 TO
  DECEMBER 31, 1999......  $   16.00        0.17            1.09       (0.17)
JANUARY 1, 1998 TO
  DECEMBER 31, 1998......  $   13.68        0.18            2.34       (0.18)
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......  $   10.91        0.14            2.79       (0.14)
MAY 6, 1996 (3) TO
  DECEMBER 31, 1996......  $   10.00        0.08            0.92       (0.08)

EQUITY VALUE FUND
----------------------------------------------------------------------------
JANUARY 1, 2000 TO
  DECEMBER 31, 2000......  $    9.23        0.07            0.46       (0.06)
JANUARY 1, 1999 TO
  DECEMBER 31, 1999......  $    9.55        0.08           (0.32)      (0.08)
MAY 1, 1998 (3) TO
  DECEMBER 31, 1998......  $   10.00        0.07           (0.45)      (0.07)

GROWTH FUND
----------------------------------------------------------------------------
JANUARY 1, 2000 TO
  DECEMBER 31, 2000......  $   24.10        0.00           (2.95)       0.00
JANUARY 1, 1999 TO
  DECEMBER 31, 1999......  $   20.05        0.02            4.06       (0.03)
JANUARY 1, 1998 TO
  DECEMBER 31, 1998......  $   16.79        0.09            4.65       (0.09)
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......  $   15.34        0.19            2.48       (0.19)
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......  $   12.91        0.20            2.68       (0.20)

INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------
JULY 3, 2000 (3) TO
  DECEMBER 31, 2000......  $   10.00        0.03           (1.06)      (0.03)

LARGE COMPANY GROWTH FUND
----------------------------------------------------------------------------
JANUARY 1, 2000 TO
  DECEMBER 31, 2000......  $   12.03       (0.04)          (0.03)       0.00
SEPTEMBER 20, 1999
  (3) TO DECEMBER 31,
  1999...................  $   10.00       (0.01)           2.04        0.00

MONEY MARKET FUND
----------------------------------------------------------------------------
JANUARY 1, 2000 TO
  DECEMBER 31, 2000......  $    1.00        0.06            0.00       (0.06)
JANUARY 1, 1999 TO
  DECEMBER 31, 1999......  $    1.00        0.04            0.00       (0.04)
JANUARY 1, 1998 TO
  DECEMBER 31, 1998......  $    1.00        0.05            0.00       (0.05)
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......  $    1.00        0.05            0.00       (0.05)
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......  $    1.00        0.05            0.00       (0.05)

SMALL CAP GROWTH FUND
----------------------------------------------------------------------------
JANUARY 1, 2000 TO
  DECEMBER 31, 2000......  $   18.09       (0.08)          (3.71)       0.00
JANUARY 1, 1999 TO
  DECEMBER 31, 1999......  $   10.88       (0.04)           7.25        0.00
JANUARY 1, 1998 TO
  DECEMBER 31, 1998......  $   12.77        0.03           (1.89)      (0.03)
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......  $   13.50        0.01            1.24       (0.01)
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......  $   11.21        0.02            3.51       (0.02)

FINANCIAL HIGHLIGHTS                                              VARIABLE TRUST
--------------------------------------------------------------------------------

                           DISTRIBUTIONS                ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                FROM NET  TAX BASIS  NET ASSET  ----------------------------------------              PORTFOLIO
                                REALIZED  RETURN OF  VALUE PER  NET INVESTMENT       NET           GROSS       TOTAL   TURNOVER
                                   GAINS    CAPITAL      SHARE   INCOME (LOSS)  EXPENSES    EXPENSES (1)  RETURN (2)       RATE
-------------------------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION FUND
JANUARY 1, 2000 TO
  DECEMBER 31, 2000......          (0.47)      0.00  $   13.82           2.19%     1.00%           1.12%       1.02%       48%
JANUARY 1, 1999 TO
  DECEMBER 31, 1999......          (0.01)      0.00  $   14.42           2.05%     0.97%           1.17%       9.33%       30%
JANUARY 1, 1998 TO
  DECEMBER 31, 1998......          (1.14)      0.00  $   13.45           2.62%     0.92%           1.11%      25.26%       29%
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......          (1.16)      0.00  $   11.99           5.20%     0.80%           0.85%      20.88%      156%
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......          (0.54)      0.00  $   11.42           5.34%     0.69%           0.80%      11.46%        4%

CORPORATE BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2000 TO
  DECEMBER 31, 2000......           0.00       0.00  $   10.14           6.53%     0.90%           1.25%      10.22%      100%
SEPTEMBER 20, 1999
  (3) TO DECEMBER 31,
  1999...................           0.00       0.00  $    9.82           5.87%     0.90%           1.25%      (0.16)%      59%

EQUITY INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2000 TO
  DECEMBER 31, 2000......          (0.29)      0.00  $   17.01           1.02%     1.00%           1.17%       2.33%        4%
JANUARY 1, 1999 TO
  DECEMBER 31, 1999......           0.00       0.00  $   17.09           1.16%     0.86%           1.12%       7.90%        5%
JANUARY 1, 1998 TO
  DECEMBER 31, 1998......          (0.02)      0.00  $   16.00           1.47%     0.80%           1.10%      18.42%        1%
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......          (0.02)      0.00  $   13.68           1.85%     0.80%           1.34%      26.90%        3%
MAY 6, 1996 (3) TO
  DECEMBER 31, 1996......          (0.01)      0.00  $   10.91           2.31%     0.80%           2.51%       9.95%        4%

EQUITY VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2000 TO
  DECEMBER 31, 2000......           0.00       0.00  $    9.70           0.78%     1.00%           1.56%       5.78%      124%
JANUARY 1, 1999 TO
  DECEMBER 31, 1999......           0.00       0.00  $    9.23           0.96%     1.06%           1.53%      (2.48)%     139%
MAY 1, 1998 (3) TO
  DECEMBER 31, 1998......           0.00       0.00  $    9.55           1.54%     1.09%           2.52%      (3.76)%      27%

GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2000 TO
  DECEMBER 31, 2000......          (2.09)      0.00  $   19.06           0.01%     1.00%           1.23%     (13.60)%      67%
JANUARY 1, 1999 TO
  DECEMBER 31, 1999......           0.00       0.00  $   24.10           0.11%     1.07%           1.27%      20.41%       54%
JANUARY 1, 1998 TO
  DECEMBER 31, 1998......          (1.39)      0.00  $   20.05           0.51%     1.04%           1.18%      28.81%       69%
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......          (1.03)      0.00  $   16.79           1.19%     0.65%           1.01%      17.33%      124%
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......          (0.25)      0.00  $   15.34           1.53%     0.60%           1.12%      22.44%       95%

INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
JULY 3, 2000 (3) TO                                                                                          (10.33)%
  DECEMBER 31, 2000......           0.00       0.00  $    8.94           0.98%     1.00%           2.40%           (4)      19%

LARGE COMPANY GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2000 TO
  DECEMBER 31, 2000......           0.00       0.00  $   11.96          (0.42)%    1.00%           1.43%      (0.58)%       8%
SEPTEMBER 20, 1999
  (3) TO DECEMBER 31,
  1999...................           0.00       0.00  $   12.03          (0.47)%    1.00%           1.43%      20.30%        0%

MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2000 TO
  DECEMBER 31, 2000......           0.00       0.00  $    1.00           5.64%     0.85%           0.90%       5.76%      N/A
JANUARY 1, 1999 TO
  DECEMBER 31, 1999......           0.00       0.00  $    1.00           4.45%     0.86%           1.07%       4.46%      N/A
JANUARY 1, 1998 TO
  DECEMBER 31, 1998......           0.00       0.00  $    1.00           4.62%     0.82%           1.28%       4.77%      N/A
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......           0.00       0.00  $    1.00           4.95%     0.53%           1.07%       5.04%      N/A
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......           0.00       0.00  $    1.00           4.64%     0.51%           1.22%       4.72%      N/A

SMALL CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2000 TO
  DECEMBER 31, 2000......          (3.15)     (0.77) $   10.38          (0.72)%    1.20%           2.41%     (22.58)%     260%
JANUARY 1, 1999 TO
  DECEMBER 31, 1999......           0.00       0.00  $   18.09          (0.37)%    0.95%           1.94%      66.27%      314%
JANUARY 1, 1998 TO
  DECEMBER 31, 1998......           0.00       0.00  $   10.88           0.31%     0.80%           1.51%     (14.47)%     135%
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......          (1.59)     (0.38) $   12.77           0.07%     0.80%           1.88%       9.87%      209%
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......          (1.22)      0.00  $   13.50           0.16%     0.80%           2.82%      31.47%      195%


                             NET ASSETS AT
                             END OF PERIOD
                           (000'S OMITTED)
-------------------------
ASSET ALLOCATION FUND
JANUARY 1, 2000 TO
  DECEMBER 31, 2000......  $       270,278
JANUARY 1, 1999 TO
  DECEMBER 31, 1999......  $       240,671
JANUARY 1, 1998 TO
  DECEMBER 31, 1998......  $       156,241
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......  $        86,506
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......  $        51,797
CORPORATE BOND FUND
-------------------------
JANUARY 1, 2000 TO
  DECEMBER 31, 2000......  $        71,957
SEPTEMBER 20, 1999
  (3) TO DECEMBER 31,
  1999...................  $        68,423
EQUITY INCOME FUND
-------------------------
JANUARY 1, 2000 TO
  DECEMBER 31, 2000......  $       113,350
JANUARY 1, 1999 TO
  DECEMBER 31, 1999......  $       127,793
JANUARY 1, 1998 TO
  DECEMBER 31, 1998......  $        86,069
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......  $        39,888
MAY 6, 1996 (3) TO
  DECEMBER 31, 1996......  $         9,415
EQUITY VALUE FUND
-------------------------
JANUARY 1, 2000 TO
  DECEMBER 31, 2000......  $        47,013
JANUARY 1, 1999 TO
  DECEMBER 31, 1999......  $        26,567
MAY 1, 1998 (3) TO
  DECEMBER 31, 1998......  $        11,072
GROWTH FUND
-------------------------
JANUARY 1, 2000 TO
  DECEMBER 31, 2000......  $       105,248
JANUARY 1, 1999 TO
  DECEMBER 31, 1999......  $       128,495
JANUARY 1, 1998 TO
  DECEMBER 31, 1998......  $       100,927
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......  $        71,944
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......  $        33,381
INTERNATIONAL EQUITY FUND
-------------------------
JULY 3, 2000 (3) TO
  DECEMBER 31, 2000......  $         1,620
LARGE COMPANY GROWTH FUND
-------------------------
JANUARY 1, 2000 TO
  DECEMBER 31, 2000......  $       117,885
SEPTEMBER 20, 1999
  (3) TO DECEMBER 31,
  1999...................  $        50,988
MONEY MARKET FUND
-------------------------
JANUARY 1, 2000 TO
  DECEMBER 31, 2000......  $        53,095
JANUARY 1, 1999 TO
  DECEMBER 31, 1999......  $        42,164
JANUARY 1, 1998 TO
  DECEMBER 31, 1998......  $        26,319
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......  $        14,788
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......  $        12,667
SMALL CAP GROWTH FUND
-------------------------
JANUARY 1, 2000 TO
  DECEMBER 31, 2000......  $        33,610
JANUARY 1, 1999 TO
  DECEMBER 31, 1999......  $        23,819
JANUARY 1, 1998 TO
  DECEMBER 31, 1998......  $        13,295
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......  $        11,482
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......  $         6,091

VARIABLE TRUST                                     NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

1 During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 8).
2 Total return calculations do not include any insurance costs, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. Total returns for periods less than one year are not annualized.
3  Commencement of operations.
4  Since inception return.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                     VARIABLE TRUST
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
   Wells Fargo Variable Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust consists of nine separate diversified funds (each, a "Fund", collectively, the "Funds") as of the end of the reporting period: the Asset Allocation, Corporate Bond, Equity Income, Equity Value, Growth, International Equity, Large Company Growth, Money Market, and Small Cap Growth Funds. The Funds are available exclusively as pooled funding vehicles for certain participating life insurance companies offering variable annuity contracts and variable life insurance policies.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   Investments in securities for all Funds, except the Money Market Fund, are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.
   Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.
   The Money Market Fund values its shares at 12:00 p.m. (Eastern Time) each business day. The Money Market Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Securities held in the Money Market Fund and debt securities maturing in 60 days or less are valued using the amortized cost method. The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").
   Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
   Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask price of such currencies against U.S. dollars as follows:
  (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

REPURCHASE AGREEMENTS
   Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodians' responsibility to value collateral

VARIABLE TRUST                                     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

FUTURES CONTRACTS
   The Asset Allocation and Equity Value Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On December 31, 2000, the Asset Allocation Fund held the following long futures contracts:

                                                                     Notional     Net Unrealized
    Contracts               Type                Expiration Date   Contract Value   Depreciation
       17              S&P 500 INDEX              MARCH, 2001       $5,673,750      $ (172,125)

   The Asset Allocation Fund has pledged to brokers U.S. Treasury bills for initial margin requirements with a par value of $375,000.

FORWARD FOREIGN CURRENCY CONTRACTS
   The Funds may enter into forward currency exchange contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Based on exchange rates at December 31, 2000, the Corporate Bond Fund had entered into a forward foreign currency contract under which it is obligated to exchange currencies at a specified future date. The Fund had an outstanding contract to sell 219,000 EURO and receive $192,457 on March 27, 2001, and another contract to sell 51,000 British Pounds and receive $74,216 on March 15, 2001. Net unrealized depreciation of $(15,916) on these contracts is included in the accompanying financial statements.

RECLASSIFICATION OF CAPITAL ACCOUNTS
   On the Statement of Assets and Liabilities, as a result of permanent book -to-tax differences, reclassification adjustments were made as follows:

                                         Undistributed   Undistributed
                                         Net Investment  Net Realized
    Fund                                     Income       Gain/(Loss)   Paid-in Capital
    CORPORATE BOND FUND                     $ (2,143)     $    2,152      $        (9)

    GROWTH FUND                                    0          (6,514)           6,514

    LARGE COMPANY GROWTH FUND                386,295        (136,079)        (250,216)

    SMALL CAP GROWTH FUND                    249,888        (241,222)          (8,666)

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment income, if any, for the Growth, International Equity, Large Company Growth, and Small Cap Growth Funds are declared and distributed annually. Dividends to shareholders from net investment income, if any, for the Asset Allocation, Equity Income, and Equity Value Funds are declared and distributed quarterly. Dividends to shareholders from net investment income, if any, for the Corporate Bond and Money Market Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

NOTES TO FINANCIAL STATEMENTS                                     VARIABLE TRUST
--------------------------------------------------------------------------------

   Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES
   Each Fund of the Trust is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 2000.
   The following Funds had net capital loss carryforwards at December 31, 2000, which are available to offset future net realized capital gains:

                                                            Capital Loss
    Fund                                      Year Expires  Carryforwards
    CORPORATE BOND FUND                             2007     $   34,524

                                                    2008      1,233,635

    EQUITY VALUE FUND                               2006         79,556

                                                    2007      1,202,701

                                                    2008      1,488,881

    INTERNATIONAL EQUITY FUND                       2008          3,640

    MONEY MARKET FUND                               2008            391

   For tax purposes, some Funds have current year post-October capital losses that will be recognized on the first day of the succeeding year. The Funds and the amounts are as follows:

                                                        Post-October Capital
    Fund                                                       Losses
    CORPORATE BOND FUND                                      $  175,340

    GROWTH FUND                                                 652,456

    LARGE COMPANY GROWTH FUND                                   792,956

    MONEY MARKET FUND                                             1,232

    SMALL CAP GROWTH FUND                                     6,598,405

3. ADVISORY FEES
   The Trust has entered into an advisory contract on behalf of the Funds with WFB. Pursuant to the contract, WFB has agreed to provide the Funds with daily portfolio management, for which WFB is entitled to be paid a monthly advisory fee at the following annual rates:

    Fund                                                % of Average Daily Net Assets
    ASSET ALLOCATION FUND                                            0.55

    CORPORATE BOND FUND                                              0.45

    EQUITY INCOME FUND                                               0.55

    EQUITY VALUE FUND                                                0.55

    GROWTH FUND                                                      0.55

    INTERNATIONAL EQUITY FUND                                        0.75

    LARGE COMPANY GROWTH FUND                                        0.55

    MONEY MARKET FUND                                                0.40

    SMALL CAP GROWTH FUND                                            0.75

VARIABLE TRUST                                     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   Wells Fargo Funds Management, LLC ("Funds Management") is expected to assume investment advisory responsibilities for each of the Funds on or about
  March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Funds. Because Funds Management is not expected to assume the mutual fund advisory responsibilities of Wells Fargo Bank until on or about March 1, 2001, there will be a transition period whereby Wells Fargo Bank retains these responsibilities until Funds Management becomes operational. The advisory fee rates shown above will not change as a result of this transition.
   Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, acts as investment sub-advisor to the Corporate Bond, Equity Income, Equity Value, Growth, International Equity, Money Market, and Small Cap Growth Funds. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Equity Income, Equity Value, Growth, International Equity and Small Cap Growth Funds, a monthly fee at the annual rate of 0.25% of each Fund's average daily net assets up to $200 million, 0.20% for the next $200 million and 0.15% of the Fund's average daily net assets in excess of $400 million. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Corporate Bond Fund, a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets up to $400 million, 0.125% for the next $400 million and 0.10% of the Fund's average daily net assets in excess of $800 million. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Money Market Fund, a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets up to $1 billion and 0.04% of the Fund's average daily net assets in excess of $1 billion.
   Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI") and indirect subsidiary of Barclays Bank PLC, acts as sub-advisor to the Asset Allocation Fund. BGFA is entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets.
   Peregrine Capital Management Incorporated ("Peregrine") acts as sub-advisor to the Large Company Growth Fund. Peregrine is entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.75% of the Fund's average daily net assets up to $25 million, 0.60% of the Fund's average daily net assets for the next $25 million, 0.50% of the Fund's average daily net assets for the next $225 million, and 0.30% of the Fund's average daily net assets in excess of $275 million.

4. DISTRIBUTION FEES
   The Trust has adopted a Distribution Plan ("Plan") for the Funds, with the exception of the Money Market Fund, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged and paid to Stephens Inc. ("Stephens") at a rate of 0.25% of the average daily net assets of each Fund. The distribution fees paid on behalf of the Funds for the period ended December 31, 2000 are disclosed on the Statement of Operations.

5. ADMINISTRATION FEES
   The Trust has entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets. WFB formerly provided these services during the reporting period and since the inception of the Trust at the same rates.

6. TRANSFER AGENT FEES
   The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). WFB has been engaged by BFDS to provide sub-transfer agency services for the Funds. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex base fee from all the Funds of the Trust, Wells Fargo Core Trust and Wells Fargo Funds Trust. The transfer agency fees paid by the Funds for the year ended December 31, 2000 are disclosed on the Statement of Operations.

7. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
   Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.
   The Trust has entered into a contract on behalf of each Fund (other than the Asset Allocation Fund, for which BGI serves as custodian) with Wells Fargo Bank Minnesota, N.A. ("WFB MN"), an affiliated party,

NOTES TO FINANCIAL STATEMENTS                                     VARIABLE TRUST
--------------------------------------------------------------------------------

  whereby WFB MN is responsible for providing custody services for the Funds. Pursuant to the contract, WFB MN is entitled to 0.02% of the average daily net assets of each Fund.
   BGI, a wholly-owned subsidiary of Barclays Global Investors Inc., acts as custodian to the Asset Allocation Fund. BGI is not entitled to receive compensation for its custodial services to the Fund so long as BGFA is entitled to receive compensation for providing investment sub-advisory services to the Fund.

8. WAIVED FEES AND REIMBURSED EXPENSES
   All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended December 31, 2000, were waived by WFB.

9. INVESTMENT PORTFOLIO TRANSACTIONS
   Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Fund for the period ended December 31, 2000, were as follows:

                                                  AGGREGATE PURCHASES AND SALES
    Fund                                      Purchases at Cost  Sales Proceeds
    ASSET ALLOCATION FUND                       $141,350,489      $122,320,091

    CORPORATE BOND FUND                           68,527,625        71,672,799

    EQUITY INCOME FUND                             4,824,384        18,242,345

    EQUITY VALUE FUND                             54,528,332        37,744,210

    GROWTH FUND                                   78,190,969        82,052,901

    INTERNATIONAL EQUITY FUND                      1,640,939           185,570

    LARGE COMPANY GROWTH FUND                     77,530,639         7,225,460

    SMALL CAP GROWTH FUND                        103,232,570        84,173,358

   The Money Market Fund, not reflected in this schedule, trades exclusively in short-term securities.

10. REORGANIZATION
   Concurrent with the establishment of the Trust, the Board of Trustees of the Life & Annuity Trust ("LAT") and the Board of Trustees of the Norwest Select Funds ("Select") approved a consolidation agreement providing for the acquisition of the assets and the assumption of liabilities of certain LAT and Norwest Select Funds into the Wells Fargo Variable Trust Funds. Effective on the close of business September 17, 1999, the LAT and/or Select Funds were consolidated into the respective Wells Fargo Variable Trust Funds through an exchange of shares as follows:

    Life & Annuity Trust Fund                           Norwest Select Fund                 Wells Fargo Variable Trust Fund
    ASSET ALLOCATION FUND*                                                              ASSET ALLOCATION FUND

    U.S. GOVERNMENT ALLOCATION FUND           INCOME FUND                               CORPORATE BOND FUND**

                                              INCOME EQUITY FUND*                       EQUITY INCOME FUND

    EQUITY VALUE FUND*                                                                  EQUITY VALUE FUND

    GROWTH FUND*                                                                        GROWTH FUND

                                              VALUGROWTH STOCK FUND                     LARGE COMPANY GROWTH FUND**

    MONEY MARKET FUND*                                                                  MONEY MARKET FUND

    STRATEGIC GROWTH FUND                     SMALL COMPANY STOCK FUND*                 SMALL CAP GROWTH FUND

  *  ACCOUNTING SURVIVOR

 **  NEW FUND (NO ACCOUNTING SURVIVOR)

   In the consolidation, the Wells Fargo Variable Trust Small Cap Growth Fund acquired all of the net assets of the LAT Strategic Growth Fund and Norwest
  Select Small Company Stock Fund. The LAT Strategic Growth Fund exchanged its 173,629 shares (valued at $2,616,673) for 239,403 shares of the Wells Fargo Variable Trust Small Cap Growth Fund. The net assets of the LAT Strategic Growth Fund included unrealized appreciation of $270,587.
   The Wells Fargo Variable Trust Corporate Bond and Large Company Growth Funds did receive assets from LAT and Select Trust Funds, but have different investment objectives and other operating differences, and therefore they do not have an accounting survivor and commenced operations on September 20, 1999 for financial reporting purposes.

VARIABLE TRUST                                     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

11. NEW ACCOUNTING PRONOUNCEMENT
   In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised guide will require various changes to financial statement disclosures. The guide will also require that a fund amortize premium and accrete discounts on all fixed-income securities and classify as interest income gains and losses on paydowns on mortgage-backed securities. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gains and losses. The impact of adopting this change is not anticipated to have a material impact on the fund's financial statements in 2001.

INDEPENDENT AUDITORS' REPORT                                      VARIABLE TRUST
--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF WELLS FARGO VARIABLE TRUST FUNDS:

    We have audited the accompanying statements of assets and liabilities of Asset Allocation Fund, Corporate Bond Fund, Equity Income Fund, Equity Value Fund, Growth Fund, International Equity Fund, Large Company Growth Fund, Money Market Fund and Small Cap Growth Fund (collectively, "the Funds"), portfolios of Wells Fargo Variable Trust Funds, including the schedules of investments, as of December 31, 2000, and the related statements of operations, and changes in net assets, and financial highlights for each of the years or periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2000, the results of their operations, changes in their net assets and their financial highlights for the years or periods presented above in conformity with generally accepted accounting principles.

                                                      [KPMG LLP LOGO]
San Francisco, California
February 2, 2001

VARIABLE TRUST                                       TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

   The table below shows the percentage of net investment income distributed by a Fund that qualifies as a corporate dividends-received deduction. Pursuant to
  Section 854(b)(2) of the Internal Revenue Code, the Funds designate these percentages as qualifying for the corporate dividends-received deduction:

                                                              DIVIDENDS-RECEIVED DEDUCTION
    FUND                                                (% OF NET INVESTMENT INCOME DISTRIBUTED)
    ASSET ALLOCATION FUND                                                                  26.53%

    EQUITY INCOME FUND                                                                    100.00%

    EQUITY VALUE FUND                                                                     100.00%

   The table below shows the distributions from net realized gains that qualify as capital gain dividends. Pursuant to Section 852(b)(3) of the Internal
  Revenue Code, the Funds designate these amounts as capital gain dividends:

    FUND                                                CAPITAL GAIN DIVIDENDS
    ASSET ALLOCATION FUND                               $            4,800,725

    EQUITY INCOME FUND                                               1,332,763

    GROWTH FUND                                                     10,579,479

    SMALL CAP GROWTH FUND                                              317,974

VARIABLE TRUST                                             LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG           --  ASSOCIATION OF BAY AREA GOVERNMENTS
ADR            --  AMERICAN DEPOSITORY RECEIPTS
AMBAC          --  AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT            --  ALTERNATIVE MINIMUM TAX
ARM            --  ADJUSTABLE RATE MORTGAGES
BART           --  BAY AREA RAPID TRANSIT
CDA            --  COMMUNITY DEVELOPMENT AUTHORITY
CDSC           --  CONTINGENT DEFERRED SALES CHARGE
CGIC           --  CAPITAL GUARANTY INSURANCE COMPANY
CGY            --  CAPITAL GUARANTY CORPORATION
CMT            --  CONSTANT MATURITY TREASURY
COFI           --  COST OF FUNDS INDEX
CONNIE LEE     --  CONNIE LEE INSURANCE COMPANY
COP            --  CERTIFICATE OF PARTICIPATION
CP             --  COMMERCIAL PAPER
CTF            --  COMMON TRUST FUND
DW&P           --  DEPARTMENT OF WATER & POWER
DWR            --  DEPARTMENT OF WATER RESOURCES
EDFA           --  EDUCATION FINANCE AUTHORITY
FGIC           --  FINANCIAL GUARANTY INSURANCE CORPORATION
FHA            --  FEDERAL HOUSING AUTHORITY
FHLB           --  FEDERAL HOME LOAN BANK
FHLMC          --  FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA           --  FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN            --  FLOATING RATE NOTES
FSA            --  FINANCIAL SECURITY ASSURANCE, INC
GNMA           --  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO             --  GENERAL OBLIGATION
HFA            --  HOUSING FINANCE AUTHORITY
HFFA           --  HEALTH FACILITIES FINANCING AUTHORITY
IDA            --  INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR          --  LONDON INTERBANK OFFERED RATE
LLC            --  LIMITED LIABILITY CORPORATION
LOC            --  LETTER OF CREDIT
LP             --  LIMITED PARTNERSHIP
MBIA           --  MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR           --  MULTI-FAMILY HOUSING REVENUE
MUD            --  MUNICIPAL UTILITY DISTRICT
MTN            --  MEDIUM TERM NOTE
PCFA           --  POLLUTION CONTROL FINANCE AUTHORITY
PCR            --  POLLUTION CONTROL REVENUE
PFA            --  PUBLIC FINANCE AUTHORITY
PLC            --  PRIVATE PLACEMENT
PSFG           --  PUBLIC SCHOOL FUND GUARANTY
RAW            --  REVENUE ANTICIPATION WARRANTS
RDA            --  REDEVELOPMENT AUTHORITY
RDFA           --  REDEVELOPMENT FINANCE AUTHORITY
R&D            --  RESEARCH & DEVELOPMENT
SFMR           --  SINGLE FAMILY MORTGAGE REVENUE
TBA            --  TO BE ANNOUNCED
TRAN           --  TAX REVENUE ANTICIPATION NOTES
USD            --  UNIFIED SCHOOL DISTRICT
V/R            --  VARIABLE RATE
WEBS           --  WORLD EQUITY BENCHMARK SHARES

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, fax or e-mail to:

Wells Fargo Funds
P.O. Box 8266
Boston MA 02266-8266
Fax: 1-415-977-9301
E-mail: WFFUNDS@wellsfargo.com

Or, call the WELLS FARGO FUNDS Sales & Service Desk at 1-800-552-9612.


Wells Fargo Bank, N.A., and certain of its affiliates provide investment advisory, sub-advisory and/or shareholder services for the Wells Fargo Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A., and its affiliates are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

DATED MATERIAL
PLEASE EXPEDITE


[WELLS FARGO FUNDS LOGO]

P.O. Box 8266
Boston, MA 02266-8266



                                                               AR 016 (2/01)